As filed with the Securities and Exchange Commission on August 16, 2011

1933 Act Registration No. 333-70754

1940 Act Registration No. 811-10509

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒
and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 34	☒

(Check appropriate box or boxes)

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s telephone number, including area code: (212) 554-1234

PATRICIA LOUIE, ESQ.

Senior Vice President and Corporate Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment

Title of Securities Being Registered: Class K Shares of Beneficial Interest

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on date pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment

AXA Premier VIP Trust

Contents of Registration Statement

This Registration Statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectuses

Supplement to the Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

*	The Statement of Additional Information is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of AXA Premier VIP Trust (File Nos. 333-70754 and 811-10509), as filed with the U.S. Securities and Exchange Commission on April 29, 2011 and as revised and filed in definitive form pursuant to Rule 497 on May 3, 2011 (File No. 333-70754).

PROSPECTUS AUGUST 16, 2011

AXA PREMIER VIP TRUST

Class K Shares

Multimanager Aggressive Equity Portfolio

Multimanager Core Bond Portfolio

Multimanager International Equity Portfolio

Multimanager Large Cap Core Equity Portfolio

Multimanager Large Cap Value Portfolio

Multimanager Mid Cap Growth Portfolio

Multimanager Mid Cap Value Portfolio

Multimanager Multi-Sector Bond Portfolio

Multimanager Small Cap Growth Portfolio

Multimanager Small Cap Value Portfolio

Multimanager Technology Portfolio

The Securities and Exchange Commission has not approved any portfolio’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

(198923)

Table of

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO – CLASS K SHARES

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class K Shares
Management Fee	0.58%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	0.77%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$79	$246	$428	$954

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 54% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. This policy may not be changed without providing at least sixty days’ written notice to the portfolio’s shareholders. For purposes of this Portfolio, equity securities shall include common stocks, preferred stocks, and other equity securities, and financial instruments that derive their value from such securities. The Portfolio invests primarily in securities of large capitalization growth companies. For purposes of this Portfolio, large capitalization companies are companies with market capitalization within the range of the Russell 3000 Growth Index at the time of investment (market capitalization range of approximately $24.2 million to $368.7 billion as of December 31, 2010). The Portfolio intends to invest primarily in common stocks, but may also invest in other equity securities that the sub-advisers believe provide opportunities for capital growth. The size of companies in the Russell 3000 Index changes with market conditions, which can result in changes to the market capitalization range of companies in the index.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the Portfolio’s assets among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the Portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio’s net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio’s shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 3000 Growth Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion utilizes a stratified sampling construction process in which the Index Allocation Portion invests in a subset of the companies represented in the Russell 3000 Growth Index based on the sub-adviser’s analysis of key risk factors and characteristics. Such factors and characteristics include industry weightings, market capitalizations, return variability and yield. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Manager also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio’s net asset value or below 0%. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Each Active Allocated Portion invests primarily in equity securities of companies whose above-average prospective earnings growth is not fully reflected, in the view of the sub-adviser, in current market valuations. The Active Allocated Portions may invest up to 25% of their total assets in securities of foreign companies, including companies based in developing countries. A sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed by a sub-adviser to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

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Derivatives Risk — A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leverage risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulating regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

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Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Leverage Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

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Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
18.29% (2001 4th Quarter)	–25.38% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
Multimanager Aggressive Equity Portfolio	17.92%	0.42%	–0.85%
Russell 3000 Growth Index	17.64%	3.88%	0.30%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing a Portion of the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Vice President of FMG LLC	May 2011
Alwi Chan, CFA	Vice President of FMG LLC	February 2010
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

Sub-adviser: AllianceBernstein L.P.

Portfolio Managers: An Index Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Judith DeVivo	Senior Vice President and Portfolio Manager	December 2009
Catherine Wood	Senior Vice President	December 2001

Sub-adviser: ClearBridge Advisors, LLC

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Richard Freeman	Managing Director and Senior Portfolio Manager	January 2007
Evan Bauman	Managing Director and Portfolio Manager	January 2007

Sub-adviser: Goodman & Co. NY Ltd.

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Noah Blackstein	Vice President	September 2010

Sub-adviser: Legg Mason Capital Management, Inc.

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Robert G. Hagstrom, Jr.	Senior Vice President	June 2005

Sub-adviser: Marsico Capital Management, LLC

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Thomas F. Marsico	Chief Executive Officer and Chief Investment Officer	January 2001
A. Douglas Rao	Portfolio Manager and Senior Analyst	May 2010
Coralie Witter, CFA	Portfolio Manager and Senior Analyst	May 2011

Sub-adviser: T. Rowe Price Associates, Inc.

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Robert W. Sharps	Vice President	September 2010

Sub-adviser: Westfield Capital Management Company, L.P.

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
William A. Muggia	President, Chief Executive Officer and Chief Investment Officer	September 2010
Ethan J. Meyers	Partner and Senior Security Analyst	May 2011
John M. Montgomery	Partner and Portfolio Strategist	May 2011
Matthew W. Strobeck	Partner and Senior Security Analyst	May 2011
D. Hamlen Thompson	Partner and Senior Security Analyst	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Trust’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other eligible investments. Class K shares of the Portfolio are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MULTIMANAGER CORE BOND PORTFOLIO – CLASS K SHARES

Investment Objective: Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class K Shares
Management Fee	0.52%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	0.69%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$70	$221	$384	$859

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 492% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. This policy may not be changed without providing at least sixty days’ written notice to the portfolio’s shareholders. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities. The Portfolio invests primarily in U.S. government and corporate debt securities.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the Portfolio’s assets among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the Portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio’s net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio’s shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses and including reinvestment of coupon payments) of the Barclays Capital Intermediate U.S. Government/Credit Index (“Government/Credit Index”) with minimal tracking error. This strategy is commonly referred to as an indexing strategy. The Government Credit Index covers U.S. dollar denominated, investment grade, fixed-rate securities, which include U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities. Generally, the Index Allocated Portion uses a sampling technique. The Index Allocated Portion also may invest in other investments, such as futures and options contracts, that provide comparable exposure as the relevant index without buying the underlying securities comprising the index.

The Manager, in its discretion, may reallocate the assets of the Index Allocated Portion to invest in one or more other portfolios also managed by the Manager (the “Underlying Portfolios”). The Underlying Portfolios are fixed-income securities portfolios that (i) seek to track a fixed-income securities benchmark index (before deduction of fees and expenses) or (ii) invest in securities included in a fixed-income securities benchmark index and use futures and options contracts to adjust the Underlying Portfolio’s overall duration to seek to hedge the risk of investing in a portfolio of debt securities during periods when interest rates may increase. At that time, should the Manager reallocate the assets of the Index Allocated Portion to Underlying Portfolios, that portion of the Portfolio will no longer be referred to as the Index Allocated Portion.

The Active Allocated Portions may invest in debt securities of U.S. and foreign issuers, including issuers located in emerging markets. The Active Allocated Portions’ investments may include government securities, corporate bonds, bonds of foreign issuers (including those denominated in foreign currencies or U.S. dollars), commercial and residential mortgage-backed securities, and asset-backed securities. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 10% of the portfolio’s total assets. The Active Allocated Portions may engage in active and frequent trading to achieve the Portfolio’s investment objective. Securities are purchased for the Active Allocated Portions when the sub-advisers determine that they have the potential for above-average total return. A sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed by the sub-adviser to offer superior investment opportunities.

The Portfolio may purchase bonds of any maturity, but generally the Portfolio’s overall effective duration will be of an intermediate-term nature (similar to that of three- to seven-year U.S. Treasury notes) and have a comparable duration of that of the Barclays Capital Intermediate U.S. Government/Credit Index (approximately 3.92 years as of December 27, 2010). The Portfolio also may use financial instruments such as futures and options to manage duration. Duration measures the sensitivity of the value of a bond or bond portfolio to changes in interest rates. Typically, a bond portfolio with a low (short) duration means that its value is less sensitive to interest rate changes, while bond portfolios with a high (long) duration are more sensitive. The Portfolio may invest up to 50% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of forward contracts, exchange-traded futures and options contracts on individual securities or securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

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Derivatives Risk — A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leverage risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

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Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

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Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

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Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

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Leverage Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

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Mortgage-Backed and Asset-Backed Securities Risk — The risk that the principal on mortgage- and asset-backed securities held by a Portfolio will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds these types of securities may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Portfolio.

•

New Fund Risk — Certain Underlying Portfolios may be relatively new portfolios with limited operating history. Such Underlying Portfolios may not be successful in implementing their investment strategy or may not employ a successful investment strategy, and there can be no assurance that such Underlying Portfolios will grow to or maintain an economically viable size, which could result in an Underlying Portfolio being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

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Risks of Investing in Other Investment Companies — A Portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

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Portfolio Turnover Risk — High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance. The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

Effective as of February 15, 2011, the Portfolio changed its benchmark from the Barclays Capital U.S. Aggregate Bond Index to the Barclays Capital Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the Manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
4.30% (2009 3rd Quarter)	–2.32% (2008 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception (December 31, 2001)
Multimanager Core Bond Portfolio	6.60%	5.64%	5.19%
Barclays Capital Intermediate U.S. Government/Credit Index	5.89%	5.53%	5.14%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.55%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Sub-adviser: BlackRock Financial Management, Inc.

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Matthew Marra	Portfolio Manager and Managing Director	June 2002
Brian Weinstein	Managing Director	July 2010

Sub-adviser: Pacific Investment Management Company LLC

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Saumil H. Parikh	Managing Director and Portfolio Manager	January 2011

Sub-adviser: SSgA Funds Management, Inc. (“SSgA”)

Portfolio Managers: An Index Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
John Kirby	Managing Director	February 2009
Mike Brunnell	Vice President	February 2009

PURCHASE AND SALE OF PORTFOLIO SHARES

The Trust’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other eligible investments. Class K shares of the Portfolio are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO – CLASS K SHARES

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class K Shares
Management Fee	0.83%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.21%
Total Annual Portfolio Operating Expenses	1.04%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$106	$331	$574	$1,271

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (securities of companies organized outside of the U.S. and that are traded in markets outside the U.S.). This policy may not be changed without providing at least sixty days’ written notice to the portfolio’s shareholders. For purposes of this Portfolio, equity securities shall include common stocks, preferred stocks, and other equity securities, and financial instruments that derive their value from such securities. Foreign securities include securities issued by companies in countries with either developed or developing economies. The Portfolio does not limit its investment to issuers within a specific market capitalization range. The Portfolio intends to invest primarily in common stocks, but it may also invest in other equity securities that the sub-advisers believe provide opportunities for capital growth.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the Portfolio’s assets among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio’s net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio’s shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Morgan Stanley Capital International (“MSCI”) EAFE Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Manager also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio’s net asset value or below 0%. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Each Active Allocated Portion invests primarily in equity securities of foreign companies that, in the view of the sub-adviser, have good prospects for future growth. Other factors, such as country and regional factors, are considered by the sub-advisers. The Active Allocated Portions’ sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

•

Derivatives Risk — A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leverage risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades including foreign securities.

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Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

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Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Leverage Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

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Mid-Cap and Small-Cap Company Risk — A Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

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Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
25.21% (2009 2nd Quarter)	–24.33% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception (December 31, 2001)
Multimanager International Equity Portfolio	7.32%	0.91%	4.82%
MSCI EAFE Index	7.75%	2.46%	6.72%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing a Portion of the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Vice President of FMG LLC	May 2011
Alwi Chan, CFA	Vice President of FMG LLC	February 2010
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

Sub-adviser: AllianceBernstein L.P.

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Sharon Fay	Senior Vice President	May 2006
Kevin Simms	Co-Chief Investment Officer-International Value Equities	May 2004
Eric Franco	Senior Portfolio Manager	May 2009
Henry D’Auria	Co-Chief Investment Officer-International Value Equities	May 2004

Sub-adviser: BlackRock Investment Management, LLC

Portfolio Managers: An Index Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Christopher Bliss, CFA, CPA	Managing Director and Portfolio Manager	May 2011
Jennifer Hsui, CFA	Managing Director and Portfolio Manager	May 2011
Creighton Jue, CFA	Managing Director and Portfolio Manager	May 2011
Edward Corallo	Managing Director and Portfolio Manager	May 2010
Rachel Aguirre	Vice President and Portfolio Manager	July 2011

Sub-adviser: JPMorgan Investment Management Inc.

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Howard Williams	Managing Director	December 2004
James Fisher	Managing Director	December 2004

Sub-adviser: Marsico Capital Management, LLC

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
James G. Gendelman	Portfolio Manager	June 2003
Munish Malhotra, CFA	Portfolio Manager	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Trust’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other eligible investments. Class K shares of the Portfolio are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO – CLASS K SHARES

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class K Shares
Management Fee	0.70%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	0.90%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$92	$287	$498	$1,108

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. This policy may not be changed without providing at least sixty days’ written notice to the portfolio’s shareholders. For purposes of this Portfolio, large capitalization companies are companies with market capitalization within the range of the Standard & Poor’s (“S&P”) 500 Index at the time of investment (market capitalization range of approximately $1.3 billion to $368.7 billion as of December 31, 2010). In addition, securities of large-capitalization companies may include financial instruments that derive their value from the securities of such companies. The size of companies in the S&P 500 Index changes with market conditions, which can result in changes to the market capitalization range of companies in the index. The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the portfolio’s assets among three or more sub-advisers, each of which will manage its portion of the portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio’s net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio’s shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the S&P 500 Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Manager also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio’s net asset value or below 0%. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Each Active Allocated Portion invests primarily in equity securities of companies that, in the view of the sub-adviser, have either above average growth prospects, or are selling at reasonable valuations, or both. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

•

Derivatives Risk — A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leverage risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

•

Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Leverage Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
18.97% (2009 2nd Quarter)	–21.15% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception (December 31, 2001)
Multimanager Large Cap Core Equity Portfolio	11.84%	1.53%	2.66%
S&P 500 Index	15.06%	2.29%	3.01%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing a Portion of the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Vice President of FMG LLC	May 2011
Alwi Chan, CFA	Vice President of FMG LLC	February 2010
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

Sub-adviser: AllianceBernstein L.P.

Portfolio Managers: An Index Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Judith DeVivo	Senior Vice President and Portfolio Manager	December 2009
Joseph Gerard Paul	Co-Chief Investment Officer-US Value Equities	October 2009
Chris Marx	Senior Portfolio Manager	May 2005
John D. Phillips	Senior Portfolio Manager	May 2005
David Yuen	Co-Chief Investment Officer and Director of Research-US Value Equities	May 2009

Sub-adviser: Janus Capital Management, LLC

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
E. Marc Pinto	Portfolio Manager and Vice President	December 2001

Sub-adviser: Thornburg Investment Management, Inc.

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Connor Browne	Co-Portfolio Manager and Managing Director	December 2001
Ed Maran	Co-Portfolio Manager and Managing Director	December 2002

PURCHASE AND SALE OF PORTFOLIO SHARES

The Trust’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other eligible investments. Class K shares of the Portfolio are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MULTIMANAGER LARGE CAP VALUE PORTFOLIO – CLASS K SHARES

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class K Shares
Management Fee	0.73%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$93	$290	$504	$1,120

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. This policy may not be changed without providing at least sixty days’ written notice to the portfolio’s shareholders. For purposes of this portfolio, large capitalization companies are companies with market capitalization within the range of the Russell 1000 Index at the time of investment (market capitalization range of approximately $231.9 million to $368.7 billion as of December 31, 2010). In addition, securities of large-capitalization companies may include financial instruments that derive their value from the securities of such companies. The size of companies in the Russell 1000 Index changes with market conditions, which can result in changes to the market capitalization range of companies in the Index. The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the portfolio’s assets among three or more sub-advisers, each of which will manage its portion of the portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio’s net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio’s shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 1000 Value Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Manager also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio’s net asset value or below 0%. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Each Active Allocated Portion utilizes a value-oriented investment style and invests primarily in equity securities of companies that, in the view of the sub-adviser, are currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. These sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

•

Derivatives Risk — A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leverage risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

•

Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

•

Investment Style Risk — A sub-adviser may use a particular style or set of styles — in this case “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to a its perceived true worth, the market will never fully recognize their intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Leverage Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
16.77% (2009 2nd Quarter)	–21.16% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception (December 31, 2001)
Multimanager Large Cap Value Portfolio	13.39%	1.71%	3.94%
Russell 1000 Value Index	15.51%	1.28%	4.29%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing a Portion of the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Vice President of FMG LLC	May 2011
Alwi Chan, CFA	Vice President of FMG LLC	February 2010
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

Sub-adviser: AllianceBernstein L.P.

Portfolio Managers: An Index Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Judith DeVivo	Senior Vice President and Portfolio Manager	December 2009
Joseph Gerard Paul	Co-Chief Investment Officer-US Value Equities	October 2009
Chris Marx	Senior Portfolio Manager	January 2007
John D. Phillips	Senior Portfolio Manager	January 2007
David Yuen	Director of Research	May 2009

Sub-adviser: Institutional Capital LLC

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Jerrold K. Senser	Chief Executive Officer and Chief Investment Officer	December 2001
Thomas R. Wenzel	Senior Executive Vice President and Director of Research	December 2001

Sub-adviser: MFS Investment Management

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Nevin P. Chitkara	Investment Officer and Portfolio Manager	May 2006
Steven R. Gorham	Investment Officer and Portfolio Manager	2002

PURCHASE AND SALE OF PORTFOLIO SHARES

The Trust’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other eligible investments. Class K shares of the Portfolio are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MULTIMANAGER MID CAP GROWTH PORTFOLIO – CLASS K SHARES

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class K Shares
Management Fee	0.80%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.06%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$108	$337	$585	$1,294

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 65% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. This policy may not be changed without providing at least sixty days’ written notice to the portfolio’s shareholders. For purposes of this portfolio, mid-capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index at the time of investment (as of December 31, 2010, the market capitalization of companies included in this index ranged from approximately $24.2 million to $13.7 billion). In addition, securities of mid-capitalization companies may include financial instruments that derive their value from the securities of such companies. The size of companies in the Russell 2500 Index changes with market conditions, which can result in changes to the market capitalization range of companies in the Index. The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the portfolio’s assets among three or more sub-advisers, each of which will manage its portion of the portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio’s net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio’s shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 2500 Growth Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index

Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Manager also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio’s net asset value or below 0%. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Each Active Allocated Portion utilizes an aggressive, growth-oriented investment style and invests primarily in equity securities of companies that, in the view of the sub-adviser, are either in or entering into the growth phase of their business cycle. These sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

•

Derivatives Risk — A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leverage risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

•

Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

•

Investment Style Risk — A sub-adviser may use a particular style or set of styles — in this case “growth” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

•

Leverage Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

•

Mid Cap Company Risk — The Portfolio’s investments in mid-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price.

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not yet commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
20.50% (2009 2nd Quarter)	–27.00% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception (December 31, 2001)
Multimanager Mid Cap Growth Portfolio	27.10%	4.73%	3.46%
Russell 2500 Growth Index	28.86%	5.63%	6.01%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing a Portion of the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Vice President of FMG LLC	May 2011
Alwi Chan, CFA	Vice President of FMG LLC	February 2010
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

Sub-adviser: AllianceBernstein L.P.

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Bruce Aronow	Senior Vice President and Portfolio Manager/Research Analyst	December 2001
N. Kumar Kirpalani	Investment Professional	December 2001
Samantha S. Lau	Investment Professional	December 2001
Wen-Tse Tseng	Vice President and Portfolio Analyst/Manager	May 2006

Sub-adviser: BlackRock Investment Management, LLC

Portfolio Managers: An Index Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Christopher Bliss, CFA, CPA	Managing Director and Portfolio Manager	May 2011
Jennifer Hsui, CFA	Managing Director and Portfolio Manager	May 2011
Creighton Jue, CFA	Managing Director and Portfolio Manager	May 2011
Edward Corallo	Managing Director	May 2010

Sub-adviser: Franklin Advisers, Inc.

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Edward B. Jamieson	President, Chief Investment Officer- Franklin Equity Group and Portfolio Manager	May 2003
Michael McCarthy	Senior Vice President, Director of Research and Portfolio Manager	May 2003

Sub-adviser: Wellington Management Company, LLP

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Stephen Mortimer	Senior Vice President and Equity Portfolio Manager	July 2008
Michael T. Carmen, CFA	Senior Vice President and Equity Portfolio Manager	May 2010

PURCHASE AND SALE OF PORTFOLIO SHARES

The Trust’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other eligible investments. Class K shares of the Portfolio are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MULTIMANAGER MID CAP VALUE PORTFOLIO – CLASS K SHARES

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class K Shares
Management Fee	0.80%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.04%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$106	$331	$574	$1,271

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. This policy may not be changed without providing at least sixty days’ written notice to the portfolio’s shareholders. For purposes of this Portfolio, mid-capitalization companies generally are companies with market capitalization within the range of companies in the Russell 2500 Index or the Russell Midcap Index at the time of investment (as of December 31, 2010, the market capitalization of companies included in the Russell 2500 Index ranged from approximately $24.2 million and $13.7 billion and the market capitalization of companies in the Russell Midcap Index ranged from approximately $231.9 million and $38.7 billion). In addition, securities of mid-capitalization companies may include financial instruments that derive their value from the securities of such companies. The sizes of the companies in these indexes change with market conditions, which can result in changes to the market capitalization ranges of companies in the indexes. The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the Portfolio’s assets among three or more sub-advisers, each of which will manage its portion of the portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the Portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio’s net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio’s shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 2500 Value Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Manager also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio’s net asset value or below 0%. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Each Active Allocated Portion utilizes a value-oriented investment style and invests primarily in equity securities of companies that, in the view of the sub-adviser, are currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

•

Derivatives Risk — A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leverage risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

•

Investment Style Risk — A sub-adviser may use a particular style or set of styles — in this case “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to a its perceived true worth, the market will never fully recognize their intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

•

Leverage Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

•

Mid Cap Company Risk — The Portfolio’s investments in mid-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price.

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not yet commenced operations prior to the date of this prospectus, and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
22.56% (2009 2nd Quarter)	–22.48% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception (December 31, 2001)
Multimanager Mid Cap Value Portfolio	25.19%	6.07%	6.49%
Russell 2500 Value Index	24.82%	3.85%	8.40%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing a Portion of the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Vice President of FMG LLC	May 2011
Alwi Chan, CFA	Vice President of FMG LLC	February 2010
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

Sub-adviser: BlackRock Investment Management, LLC

Portfolio Managers: An Index Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Christopher Bliss, CFA, CPA	Managing Director and Portfolio Manager	2011
Jennifer Hsui, CFA	Managing Director and Portfolio Manager	2011
Creighton Jue, CFA	Managing Director and Portfolio Manager	2011
Edward Corallo	Managing Director	May 2010

Sub-adviser: Diamond Hill Capital Management, Inc.

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Chris Welch, CFA	Portfolio Manager	January 2011
Tom Schindler, CFA	Assistant Portfolio Manager	January 2011
Chris Bingaman, CFA	Assistant Portfolio Manager	January 2011

Sub-adviser: Knightsbridge Asset Management, LLC

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
John Prichard, CFA	Principal and Portfolio Manager	January 2011

Sub-adviser: Tradewinds Global Investors, LLC

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
David B. Iben, CFA	Chief Investment Officer, Co-President and Executive Managing Director	December 2008

PURCHASE AND SALE OF PORTFOLIO SHARES

The Trust’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other eligible investments. Class K shares of the Portfolio are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO – CLASS K SHARES

Investment Objective: Seeks to achieve high total return through a combination of current income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class K Shares
Management Fee	0.52%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	0.70%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$72	$224	$390	$871

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 261% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds, including investment grade bonds and bonds that are rated below investment grade (so called “junk bonds”). This policy may not be changed without providing at least sixty days’ written notice to the portfolio’s shareholders. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities.

Investment grade bonds are rated Baa or higher by Moody’s or BBB or higher by S&P and Fitch or, if unrated, are determined by the sub-adviser to be of comparable quality. Junk bonds generally have a higher current yield but are rated Ba or lower by Moody’s or BB or lower by S&P or Fitch or, if unrated, are determined to be of comparable quality by a sub-adviser. Junk bonds generally involve greater volatility of price and risk to principal and income than higher quality fixed income securities, and may be illiquid. The Portfolio may invest up to 20% of its total assets in junk bonds. In the event that any securities held by the Portfolio fall below these ratings after the time of purchase, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if the sub-adviser believes that such investments are considered appropriate under the circumstances.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the portfolio’s assets among three or more sub-advisers, each of which will manage its portion of the portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. The allocation percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 30% of the portfolio’s net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio’s shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses and including reinvestment of coupon payments) of the Barclays Capital Intermediate U.S. Government/Credit Index (“Government/Credit Index”) with minimal tracking error. This strategy is commonly referred to as an indexing strategy. The Government/Credit Index covers U.S. dollar denominated, investment grade, fixed-rate securities, which include U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities. Generally, the Index Allocated Portion uses a sampling technique. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the relevant index without buying the underlying securities comprising the index.

The Active Allocated Portions invest primarily in debt securities of U.S. issuers. The Active Allocated Portions may invest, to a limited extent, in securities denominated in foreign currencies and U.S. dollar denominated securities of foreign issuers, including issuers located in emerging markets. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 10% of the portfolio’s total assets. The Active Allocated Portions may engage in active and frequent trading to achieve the investment objective.

The portfolio may purchase bonds of any maturity, but generally the portfolio’s overall effective duration will be of an intermediate-term nature (similar to that of three- to seven-year U.S. Treasury notes) and have a comparable duration of that of the Barclays Capital Intermediate U.S. Government/Credit Index (approximately 3.92 years as of December 27, 2010). The portfolio also may use financial instruments such as futures and options to manage duration. Effective duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive. The Portfolio may invest up to 50% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of forward contracts, exchange-traded futures and options contracts on individual securities or securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss.

In selecting investments, the Active Allocated Portions’ sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers, including issuers located in emerging markets. The portfolio attempts to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. The Active Allocated Portions’ sub-advisers may sell a security for a variety of reasons, such as to invest in a company believed by the sub-adviser to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

•

Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

•

Derivatives Risk — A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leverage risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

•

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Leverage Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•

Mortgage-Backed and Asset-Backed Securities Risk — The risk that the principal on mortgage- and asset-backed securities held by a Portfolio will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds these types of securities may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Portfolio.

•

Portfolio Turnover Risk — High portfolio turnover (generally turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance. The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

The Class K Shares have not yet commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

Effective as of February 15, 2011, the Portfolio changed its benchmark from the Barclays Capital U.S. Universal Index to the Barclays Capital Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the Manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
8.04% (2003 2nd Quarter)	–15.90% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
Multimanager Multi-Sector Bond Portfolio	6.79%	0.50%	3.37%
Barclays Capital Intermediate U.S. Government/Credit Index	5.89%	5.53%	5.51%
Barclays Capital U.S. Universal Index	7.16%	5.90%	6.08%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Sub-adviser: Pacific Investment Management Company LLC

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing the Portfolio
Saumil H. Parikh	Managing Director and Portfolio Manager	January 2011

Sub-adviser: Post Advisory Group, LLC

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing the Portfolio
Melinda Newman	Portfolio Manager	May 2011
Larry Post	Portfolio Manager	May 2011

Sub-adviser: SSgA Funds Management, Inc. (“SSgA”)

Portfolio Managers: An Index Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing the Portfolio
John Kirby	Managing Director Vice President	April 2009
Mike Brunell	Managing Director Vice President	June 2010

PURCHASE AND SALE OF PORTFOLIO SHARES

The Trust’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other eligible investments. Class K shares of the Portfolio are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO – CLASS K SHARES

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class K Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.07%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$109	$340	$590	$1,306

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. This policy may not be changed without providing at least sixty days’ written notice to the portfolio’s shareholders. For purposes of this portfolio, small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment (as of December 31, 2010, the market capitalization of companies included in this index ranged from approximately $24.2 million to $5.2 billion). In addition, securities of small-capitalization companies may include financial instruments that derive their value from the securities of such companies. The size of companies in the Russell 2000 Index changes with market conditions, which can result in changes to the market capitalization range of companies in the Index. The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the portfolio’s assets among three or more sub-advisers, each of which will manage its portion of the portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio’s net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio’s shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 2000 Growth Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index

Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Manager also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio’s net asset value or below 0%. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Each Active Allocated Portion utilizes an aggressive, growth-oriented investment style and invests primarily in equity securities of companies that, in the view of the sub-adviser, are either in or entering into the growth phase of their business cycle. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities. The Active Allocated Portions also may invest, to a limited extent (generally up to 20% of its net assets), in foreign securities, including securities companies based in developing countries and depositary receipts of foreign based companies. The sub-advisers for the Active Allocated Portions also may engage in active and frequent trading of portfolio securities in seeking to achieve the portfolio’s objective.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

•

Derivatives Risk — A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leverage risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulating regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

•

Depositary Receipts — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

•

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

•

Investment Style Risk — A sub-adviser may use a particular style or set of styles — in this case “growth” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

•

Leverage Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

•

Portfolio Turnover Risk — High portfolio turnover (generally turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

•

Small-Cap Company Risk — A Portfolio’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not yet commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
27.35% (2001 4th Quarter)	–27.05% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
Multimanager Small Cap Growth Portfolio	27.77%	2.70%	2.21%
Russell 2000 Growth Index	29.09%	5.30%	3.78%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing a Portion of the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Vice President of FMG LLC	May 2011
Alwi Chan, CFA	Vice President of FMG LLC	February 2010
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

Sub-adviser: BlackRock Investment Management, LLC

Portfolio Managers: An Index Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Christopher Bliss, CFA, CPA	Managing Director and Portfolio Manager	May 2011
Jennifer Hsui, CFA	Managing Director and Portfolio Manager	May 2011
Creighton Jue, CFA	Managing Director and Portfolio Manager	May 2011
Edward Corallo	Managing Director	May 2010

Sub-Adviser: Lord, Abbett & Co. LLC

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
F. Thomas O’Halloran, III, CFA	Partner and Director	May 2011
Anthony W. Hipple, CFA	Portfolio Manager	May 2011

Sub-adviser: Morgan Stanley Investment Management Inc.

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Dennis Lynch	Managing Director	January 2011
David Cohen	Managing Director	January 2011
Sam Chainani	Managing Director	January 2011
Alexander Norton	Executive Director	January 2011
Jason Yeung	Executive Director	January 2011
Armistead Nash	Executive Director	January 2011

Sub-adviser: NorthPointe Capital, LLC

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Carl Wilk	Portfolio Manager	January 2011
Karl Knas	Portfolio Manager	January 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Trust’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other eligible investments. Class K shares of the Portfolio are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MULTIMANAGER SMALL CAP VALUE PORTFOLIO – CLASS K SHARES

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class K Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.06%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$108	$337	$585	$1,294

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. This policy may not be changed without providing at least sixty days’ written notice to the portfolio’s shareholders. For purposes of this portfolio, small-capitalization companies are companies with market capitalization within the range of the Russell 2000 Index at the time of investment (market capitalization range of approximately $24.2 million to $5.2 billion as of December 31, 2010. In addition, securities of small-capitalization companies may include financial instruments that derive their value from the securities of such companies. The size of companies in the Russell 2000 Index changes with market conditions, which can result in changes to the market capitalization range of companies in the Index. The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the portfolio’s assets among three or more sub-advisers, each of which will manage its portion of the portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio’s net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio’s shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 2000 Value Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Manager also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio’s net asset value or below 0%. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Each Active Allocated Portion utilizes a value-oriented investment style and invests primarily in equity securities of companies that, in the view of the sub-adviser, are currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. These sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals. The Active Allocated Portions also may invest, to a limited extent (generally up to 20% of its net assets), in foreign securities, including securities of companies based in developing countries and depositary receipts of foreign based companies. The Active Allocated Portions may engage in active and frequent trading to achieve the portfolio’s investment objective.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

•

Derivatives Risk — A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leverage risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulating regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

•

Depositary Receipts — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

•

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

•

Investment Style Risk — A sub-adviser may use a particular style or set of styles — in this case “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to a its perceived true worth, the market will never fully recognize their intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

•

Leverage Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

•

Portfolio Turnover Risk — High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

•

Small-Cap Company Risk — A Portfolio’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not yet commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
23.12% (2009 2nd Quarter)	–27.99% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
Multimanager Small Cap Value Portfolio	24.93%	0.73%	5.97%
Russell 2000 Value Index	24.50%	3.52%	8.42%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing a Portion of the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Vice President of FMG LLC	May 2011
Alwi Chan, CFA	Vice President of FMG LLC	February 2010
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

Sub-adviser: BlackRock Investment Management, LLC

Portfolio Managers: An Index Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Christopher Bliss, CFA, CPA	Managing Director and Portfolio Manager	May 2011
Jennifer Hsui, CFA	Managing Director and Portfolio Manager	May 2011
Creighton Jue, CFA	Managing Director and Portfolio Manager	May 2011
Edward Corallo	Managing Director	May 2010

Sub-adviser: Franklin Advisory Services, LLC

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
William J. Lippman	President	September 2006
Bruce C. Baughman, CFA	Senior Vice President and Portfolio Manager	September 2006
Margaret McGee	Vice President and Portfolio Manager	September 2006
Y. Dogan Sahin	Portfolio Manager	October 2007
Donald G. Taylor, CPA	Senior Vice President and Portfolio Manager	September 2006

Sub-adviser: Horizon Asset Management, Inc.

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Murray Stahl	Chairman and Chief Investment Officer	January 2011

Sub-adviser: Pacific Global Investment Management Company

Portfolio Manager: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
George A. Henning	Chairman and President	July 2008

PURCHASE AND SALE OF PORTFOLIO SHARES

The Trust’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other eligible investments. Class K shares of the Portfolio are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MULTIMANAGER TECHNOLOGY PORTFOLIO – CLASS K SHARES

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class K Shares
Management Fee	0.95%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.21%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$123	$384	$665	$1,466

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. This policy may not be changed without providing at least sixty days’ written notice to the portfolio’s shareholders. Such companies include, among others, those in the internet products and services, computer, electronic, hardware and components, communication, software, e-commerce, information service, healthcare equipment and services, including medical devices, biotechnology, chemical products and synthetic materials, defense and aerospace, environmental services, nanotechnology, energy equipment and services, and electronic manufacturing services. In addition, securities of companies in the technology sector may include financial instruments that derive their value from the securities of such companies. The portfolio does not limit its investment to issuers within a specific market capitalization range and can invest in securities of both U.S. and foreign companies. The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the portfolio’s assets among three or more sub-advisers, each of which will manage its portion of the portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the portfolio will track the performance of a particular index (“Index Allocated Portion”), one or more other portions of the portfolio will be actively managed (“Active Allocated Portions”), and another portion will invest in exchange-traded funds (“ETFs”) (“ETF Allocation Portion”). Under normal circumstances, the Manager allocates approximately 30% of the Portfolio’s net assets to the Index Allocated Portion, approximately 50% of net assets among the Active Allocated Portions, and approximately 20% of net assets to the ETF Allocated Portion. These percentages are targets established by the Manager; actual allocations to the Index Allocated and Active Allocated Portions may deviate from these targets by up to 20% of the portfolio’s net assets and by up to 25% of the Portfolio’s net assets with respect to the ETF Allocated Portion, but any allocation to the ETF Allocated Portion generally shall not exceed 20% of the Portfolio’s net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio’s shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the S&P North American Technology Sector Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. The Index Allocated Portion also may invest in ETFs that seek to track the S&P North American Technology Sector Index to obtain comparable exposure as the index without buying the underlying securities comprising the index.

The Active Allocated Portions may engage in active and frequent trading to achieve the investment objective. The Active Allocated Portions’ sub-advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management’s abilities. These sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

The ETF Allocated Portion invests in ETFs that meet the investment criteria of the Portfolio as a whole. The ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear the expenses of the Portfolio as well as the indirect expenses associated with the ETFs held by the ETF Allocated Portion.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

ETF Risk — When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETF, in addition to the advisory and other fees paid directly by the Portfolio. A Portfolio’s investment in an ETF involves other considerations. For example, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF’s net asset value. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. There is also the risk that an ETF’s performance may not match that of the relevant index. In addition, it is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETF could be substantially and adversely affected.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulating regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Portfolio Turnover Risk — High portfolio turnover (generally, turnover excess of 100% in any given fiscal year) may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total return.

•	Sector Concentration Risk — A Portfolio that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

•

Mid-Cap and Small-Cap Company Risk — A Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Technology Sector Risk — The value of the shares of a Portfolio that invests primarily in technology companies is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance. The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

Effective as of May 1, 2011, the Portfolio changed its benchmark from S&P North American Technology Sector Index to Russell 1000 Index. The Portfolio changed its benchmark because the Manager believes that Russell 1000 Index is an appropriate broad-based index against which to measure the Portfolio’s performance. The performance of the S&P North American Technology Sector Index also is included because it more closely reflects the securities in which the Portfolio invests.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
26.83% (2003 2nd Quarter)	–26.96% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception (December 31, 2001)
Multimanager Technology Portfolio	18.02%	4.85%	3.42%
Russell 1000 Index	16.10%	2.59%	3.55%
S&P North American Technology Sector Index	12.65%	5.83%	2.81%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Manager: In addition to the overall management services provided by FMG LLC to the Portfolio, the following portfolio management team is responsible for the day-to-day management of the ETF Allocated Portion of the Portfolio:

Name	Title	Date Began Managing a Portion of the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Vice President of FMG LLC	May 2011
Alwi Chan, CFA	Vice President of FMG LLC	February 2010
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

Sub-adviser: RCM Capital Management, LLC

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Huachen Chen	Managing Director, Senior Analyst and Portfolio Manager	January 2002
Walter C. Price	Managing Director, Senior Analyst and Portfolio Manager	January 2002

Sub-adviser: SSgA Funds Management, Inc. (“SSgA”)

Portfolio Managers: An Index Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
Lynn Blake	Senior Managing Director	January 2009
John Tucker	Managing Director	January 2009

Sub-adviser: Wellington Management Company, LLP

Portfolio Managers: An Active Allocated Portion of the Portfolio is managed by:

Name	Title	Date Began Managing a Portion of the Portfolio
John F. Averill, CFA	Senior Vice President and Global Industry Analyst	December 2003
Nicolas B. Boullet	Vice President and Global Industry Analyst	May 2009
Bruce L. Glazer	Senior Vice President and Global Industry Analyst	December 2003
Anita M. Killian, CFA	Director and Global Industry Analyst	December 2003
Michael T. Masdea	Vice President and Global Industry Analyst	July 2010

PURCHASE AND SALE OF PORTFOLIO SHARES

The Trust’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by FMG LLC that currently sell their shares to such accounts and plans and other eligible investments. Class K shares of the Portfolio are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MORE ABOUT PORTFOLIO FEES & EXPENSES

Additional information about the fees and expenses that you may pay if you buy and hold shares is included below.

Expense Limitation Arrangements

In the interest of limiting through August 31, 2012 (unless the board of trustees consents to an earlier revision or termination of this arrangement) the expenses of the Core Bond Portfolio, the Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administration or other fees to limit the expenses of the Core Bond Portfolio so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class K shares.

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped all eligible previous payments made, the Portfolio will be charged such lower expenses.

Commission Recapture Program

Certain Portfolios pay brokerage commissions, a portion of which may be used to reduce the Portfolio’s expenses. Including this reduction, the annual portfolio operating expenses for the Class K shares of the Portfolios listed below would be:

Portfolio	CLASS K
Aggressive Equity Portfolio	0.76%
Mid Cap Growth Portfolio	1.05%
Mid Cap Value Portfolio	1.02%
Small Cap Growth Portfolio	1.06%
Technology Portfolio	1.19%

MORE ABOUT INVESTMENT STRATEGIES & RISKS

Additional Information About Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results. There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks:  Each Portfolio is subject to the following risks:

Asset Class Risk.  There is the risk that the returns from the types of securities in which a portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Issuer-Specific Risk.  The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Market Risk.  The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Multiple Sub-Adviser Risk.  A Portfolio may have multiple sub-advisers (“Advisers” or, each an “Adviser”), each of which is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each sub-adviser manages its allocated portion of the Portfolio independently from another sub-adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an sub-adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each sub-adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other sub-adviser, the Portfolio may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Portfolio. In addition, while the Manager seeks to allocate a Portfolio’s assets among the Portfolio’s sub-advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among sub-advisers because the Manager pays different fees to the sub-advisers and due to other factors that could impact the Manager’s revenues and profits.

Portfolio Management Risk.  The risk that strategies used by the Manager or the sub-advisers and their securities selections fail to produce the intended results. In addition, the Manager may be subject to potential conflicts of interest in connection with providing advice to a portfolio with respect to the allocation of assets between passively and actively managed portions of a portfolio and the development and implementation of the models used to manage a Portfolio to the extent that such advice may impact its obligations with respect to any death benefit, income benefit or other guarantees that it and its affiliates may provide through Contracts that offer the Portfolio as an investment option. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

Securities Lending Risk.  A portfolio that lends securities is subject to the risk that the loaned securities will not be available to the Portfolio on a timely basis and, therefore, that the Portfolio may lose the opportunity to sell the securities at a desirable time and price. There is also the risk that the Portfolio will not receive (or will experience delays in receiving) additional collateral or the loaned securities when due, which could result in a loss to the Portfolio. If the borrower fails financially, it is also possible that the Portfolio could lose its right to the collateral it holds. In addition, the Portfolio bears the risk of a decline in the value of the collateral held by a Portfolio in connection with a securities loan.

Securities Selection Risk.  The securities selected for a portfolio may not perform as well as other securities that were not selected for a portfolio. As a result, a portfolio may underperform other funds with the same objective or in the same asset class.

Sub-adviser Selection Risk.  The risk that the Manager’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

As indicated in “Portfolio Goals, Strategies & Risks — The Principal Risks of Investing in the Portfolio,” a particular portfolio may be subject to the following as principal risks. In addition, to the extent a portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Affiliated Portfolio Risk.  In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be

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subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios. Portfolios investing in Underlying Portfolios may from time to time own or control a significant percentage of an Underlying Portfolio’s shares. Accordingly, the Underlying Portfolios are subject to the potential for large-scale inflows and outflows from the Underlying Portfolio as a result of purchases and redemptions by a Portfolio advised by the Manager that invests in that Underlying Portfolio. These inflows and outflows may be frequent and could increase the Underlying Portfolio’s expense ratio and transaction costs and negatively affect the Underlying Portfolio’s performance and ability to meet shareholder redemption requests. These inflows and outflows may limit the ability of an Underlying Portfolio to pay redemption proceeds within the time period stated in its prospectus because of unusual market condition, an unusually high volume of redemption requires, or other reasons, and could cause an Underlying Portfolio to purchase or sell securities when it would not normally do so, which would be particularly disadvantageous for an Underlying Portfolio if it needs to sell securities at a time of volatility in the markets, when values could be falling. Redemptions by these Portfolios of their shares of the Underlying Portfolio may further increase the risks described above with respect to the Underlying Portfolio and may impact the Underlying Portfolio’s net asset value. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s and each Underlying Portfolio’s investment program in a manner that is in the best interests of that Portfolio and Underlying Portfolio, and that is consistent with its investment objective, policies and strategies.

Convertible Securities Risk.  The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Portfolio’s sub-adviser will consider such ratings, and any changes in such ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to interest rate risk and credit risk and are often lower-quality securities.

Credit Risk.  The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default. U.S. government securities held by a portfolio are supported by varying degrees of credit, and their value may fluctuate in response to political, market or economic developments. U.S. government securities that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a portfolio owns do not extend to shares of the Portfolio themselves.

Derivatives Risk:  Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives include options, swaps, futures, options on futures, forward contracts and structured securities. Investing in derivatives involves investment techniques and risks different from those associated with ordinary mutual fund securities transactions and may involve increased transaction costs. The successful use of derivatives will usually depend on the Manager’s or an Adviser’s ability to accurately forecast movements in the market relating to the underlying reference asset, rate or index. If the Manager or an Adviser does not predict correctly the direction of securities prices, interest rates and other economic factors, a portfolio’s derivatives position could lose value. A portfolio’s investment in derivatives may rise or fall more rapidly than other investments and may reduce the Portfolio’s returns. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a portfolio could lose more than the principal amount invested. Derivatives are also subject to a number of risks such as leverage risk, liquidity risk, market risk, interest rate risk, credit risk and also involve the risk of mispricing or improper valuation. The use of derivatives may increase the volatility of a portfolio’s net asset value. Derivatives may be leveraged such that a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. In addition, the possible lack of a liquid secondary market for certain derivatives and the resulting

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inability of a Portfolio to sell or otherwise close a derivatives position could expose a portfolio to losses and could make such derivatives more difficult for the Portfolio to value accurately. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. A portfolio also could suffer losses related to its derivatives positions as a result of undervalued market movements, which losses are potentially unlimited. A portfolio also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, over-the-counter derivatives often do not have liquidity beyond the counterparty to the transaction, and because they are not traded on exchanges, they do not offer the protections provided by exchanges in the event that the counterparty is unable to fulfill its contractual obligation. Over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that a portfolio holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a portfolio’s hedging transactions will be effective.

Equity Risk.  In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

ETF Risk.  When a portfolio invests in exchange-traded funds (“ETFs”), it will indirectly bear fees and expenses charged by the ETFs, in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a portfolio invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs also may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio. Most ETFs are not actively managed. An ETF generally invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for such an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, such ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the ETF manager may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETFs could be substantially and adversely affected. In addition, because ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a portfolio that invests in such an ETF could be adversely impacted.

Foreign Securities Risks.  Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk.  Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts.  Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts

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also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk:  Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose withholding or other taxes on foreign investments, or may nationalize or expropriate the assets of private countries. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging markets country. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Portfolio. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations and may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries.

Geographic Risk.  The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition, certain markets are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

Political/Economic Risk.  Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk.  Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk.  Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk.  The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Index Strategy Risk:  A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends to track the performance of an unmanaged index of securities, whereas actively managed portfolios typically seek to outperform a benchmark index. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Initial Public Offering (“IPO”) Risk.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Portfolios to which IPO securities are allocated increases, the number of securities issued to any one Portfolio may decrease. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. There is no guarantee that as a Portfolio’s assets grow it will continue to experience substantially similar performance by investing in IPOs.

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Interest Rate Risk.  The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

Investment Grade Securities Risk.  Debt securities generally are rated by national bond rating agencies. Securities rated BBB and higher by S&P or Fitch and Baa or higher by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Investment Company Securities Risk.   A Portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the Portfolio level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Investment Style Risk.  A sub-adviser may use a particular style or set of styles, for example, growth, value, momentum or quantitative investing styles, to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Portfolio’s share price.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. An Adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such an Adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general. They also may increase the volatility of the Portfolio’s share price.

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. A sub-adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Junk Bonds or Lower Rated Securities Risk.   Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Large-Cap Company Risk.  Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage Risk.  When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money. Leveraged holdings generally require corresponding holdings of cash and cash equivalents, which may impede a portfolio’s ability to pursue its objectives.

Liquidity Risk.  The risk that certain investments may be difficult or impossible for a Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of

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exposure, which may result in a loss or may be costly to the Portfolio.

Loan Participation and Assignment Risk.  A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable as a co-lender.

Mid-Cap and Small-Cap Company Risk.  A Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. Mid- and small-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid- and small-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in mid- and small-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Mortgage-Backed and Asset-Backed Securities Risk.  The risk that the principal on mortgage- and asset-backed securities held by a Portfolio may be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds these types of securities may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Portfolio. If a Portfolio purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. Moreover, instability in the markets for mortgage- and asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Portfolio Turnover Risk.  High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

New Fund Risk.  Certain Underlying Portfolios may be relatively new portfolios with limited operating history. Such Underlying Portfolios may not be successful in implementing their investment strategy or may not employ a successful investment strategy, and there can be no assurance that such Underlying Portfolios will grow to or maintain an economically viable size, which could result in an Underlying Portfolio being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Repurchase Agreements Risk.  A Portfolio may enter into repurchase agreements under which it purchases a security that a seller has agreed to repurchase from the Portfolio at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the security at the desired time.

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Real Estate Investing Risk.   Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Risks of Investing in Other Investment Companies.  A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest, and the ability of the Portfolio to meet its investment objective will depend, to a significant degree, on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

Sector Concentration Risk.  A Portfolio that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Short Sale Risk.  A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Special Situations Risk.  A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that a sub-adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that a sub-adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes longer time to close than a sub-adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return.

Technology Risk.  The value of the shares of a Portfolio that invests primarily in technology companies is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Unseasoned Companies Risk.  These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

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Additional Information About Investment Strategies

Changes in Investment Objectives and Principal Investment Strategies

As described in this prospectus, each Portfolio has its own investment objective(s), policies and strategies. There is no assurance that a Portfolio will achieve its investment objective. The investment objective of each Portfolio may be changed without shareholder approval. All investment policies and strategies that are not specifically designated as fundamental also may be changed without shareholder approval.

80% Policies

Each of the Portfolios has a policy that it will invest at least 80% of its net assets, plus borrowings for investment purposes, in a particular type of investment connoted by the Portfolio’s name, as more fully described in the section of the prospectus entitled “Goals, Strategies & Risks.” Each such policy is subject to change only upon at least sixty (60) days’ prior notice to shareholders of the affected Portfolio.

Indexing Strategies

As discussed in this prospectus, one or more Index Allocated Portions of each Portfolio seeks to track the total return performance (before fees and expenses) of a particular index. The following provides additional information regarding the management strategies employed by the sub-advisers of these Index Allocated Portions in pursuing these objectives.

The sub-adviser to an Index Allocated Portion does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the portion. Rather, the sub-adviser may employ a full replication technique or sampling technique in seeking to track the total return performance (before fees and expenses) of the index. A full replication technique generally involves holding each security in a particular index in approximately the same weight that the security represents in the index. Conversely, a sampling technique strives to match the characteristics of a particular index without having to purchase every stock in that index by selecting a representative sample of securities for the Index Allocated Portion based on the characteristics of the index and the particular securities included therein. Such characteristics may include, with respect to equity indexes, industry weightings, market capitalizations and fundamental characteristics and, with respect to fixed income indexes, interest rate sensitivity, credit quality and sector diversification.

Allocation Strategies

As described in this prospectus, the Manager generally allocates a Portfolio’s assets among three or more sub-advisers, each of which manages its portion of a Portfolio using different yet complementary investment strategies. The following provides additional information regarding the allocation of the Portfolios’ assets among their distinct portions.

Each allocation percentage for each Portfolio is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Each portion of a Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. The Manager rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio is being rebalanced or takes a temporary defensive position, it may not be pursuing its investment goal or executing its principal investment strategy.

Active Management Strategies

Each sub-adviser has complete discretion to select portfolio securities for its portion of a Portfolio’s assets, subject to the Portfolio’s investment objectives, restrictions and policies and other parameters that may be developed from time to time by the Manager. In selecting investments, the sub-advisers use their proprietary investment strategies, which are summarized above in the section “Portfolio Goals, Strategies & Risks” for each Portfolio. The following is an additional general description of certain common types of active management strategies that may be used by the sub-advisers to the Portfolios.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. A sub-adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such a sub-adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development.

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. A sub-adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Core investing is an investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Fundamental analysis generally involves the analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a

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company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Additional Strategies

The following provides additional information regarding the principal investment strategies of the Portfolios as discussed in “Portfolio Goals, Strategies & Risks – Principal Investment Strategies of the Portfolio” and provides information regarding additional investment strategies that the Portfolios may employ. Each strategy may apply to all of the Portfolios. For further information about investment strategies, please see the Portfolios’ Statement of Additional Information (“SAI”).

Cash Management.  Each Portfolio may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Manager. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies, as discussed in “Additional Strategies — Securities of Other Investment Companies.”

Derivatives.  Each Portfolio may use “derivative” instruments to hedge its portfolio against market, economic, currency, issuer and other risks, to gain or manage exposure to the markets, sectors and securities in which the Portfolio may invest and to other economic factors that affect the Portfolio’s performance (such as interest rate movements), to increase total return or income, to reduce transaction costs, to manage cash, and for other portfolio management purposes. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Certain derivative securities may have the effect of creating financial leverage by multiplying a change in the value of the asset underlying the derivative to produce a greater change in the value of the derivative security. This creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility in the net asset value of the shares of a Portfolio). Futures and options contracts (including futures and options on individual securities and equity and bond market indexes and options on futures contracts), swaps and forward contracts, including forward currency contracts, and structured securities, are examples of derivatives in which a Portfolio may invest.

Equity Securities.  Each Portfolio, including the Portfolios that invest primarily in debt securities, may invest in equity securities. Equity securities may be bought on stock exchanges or in the over-the-counter market. Equity securities generally include common stock, preferred stock, warrants, securities convertible into common stock, securities of other investment companies and securities of real estate investment trusts.

Exchange Traded Funds.  A Portfolio may invest in shares of ETFs that are designed to provide investment results corresponding to an index of securities. ETFs may trade at relatively modest discounts and premiums to their net asset values. However, some ETFs have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of these ETFs for extended periods or over complete market cycles. In addition, there is no assurance that the listing requirements of the various exchanges on which ETFs trade will be met to continue listing on that exchange. If substantial market or other disruptions affecting ETFs occur in the future, the liquidity and value of the assets of the Portfolio, and thus the value of the Portfolio’s shares, also could be substantially and adversely affected if a shareholder sells his or her shares in the Portfolio.

Fixed Income Securities.  Each Portfolio may invest in short- and long-term fixed income securities in pursuing its investment objective and for other portfolio management purposes, such as to manage cash. Fixed income securities are debt securities such as bonds, notes, debentures and commercial paper. Domestic and foreign governments, banks and companies raise cash by issuing or selling debt securities to investors. Most debt securities pay fixed or adjustable rates of interest at regular intervals until they mature, at which point investors receive their principal back.

Foreign Securities.  Each Portfolio may invest in foreign securities, including securities of companies in emerging markets. Generally, foreign securities are issued by companies organized outside the U.S. or by foreign governments or international organizations, are traded primarily in markets outside the U.S., and are denominated in a foreign currency. Foreign securities may include securities of issuers in developing countries or emerging markets, which generally involve greater risk because the economic structures of these countries and markets are less developed and their political systems are less stable. In addition, foreign securities may include depositary receipts of foreign companies. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. Depositary receipts also may be convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

Futures.  A Portfolio may purchase or sell futures contracts on individual securities or securities indexes. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio’s exposure to positive and negative

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price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Futures contracts in which the Portfolio will invest are highly standardized contracts that typically trade on futures exchanges.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio’s access to other assets held to cover its futures positions could also be impaired.

Illiquid Securities.  Each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that have no ready market.

Initial Public Offerings (“IPOs”).  Each Portfolio may participate in the IPO market. If a Portfolio invests in IPOs, a significant portion of that Portfolio’s returns may be attributable to its investment in the IPOs, which have a magnified impact on Portfolios with small asset bases. An IPO is generally the first sale of stock by a company to the public. Companies offering an IPO are sometimes new, young companies or sometimes companies which have been around for many years but are deciding to go public. Prior to an IPO, there is generally no public market for an issuer’s common stock and there can be no assurance that an active trading market will develop or be sustained following the IPO. Therefore, the market price for the securities may be subject to significant fluctuations and a Portfolio may be affected by such fluctuations.

Investment Grade Securities.  Each Portfolio may invest in investment grade debt securities. Securities rated BBB and higher by S&P or Fitch, Baa or higher by Moody’s or deemed to be of comparable quality by a sub-adviser are considered investment grade securities.

Junk Bonds and Lower Rated Securities.  Certain Portfolios, including Portfolios that invest primarily in equity securities, may invest in below investment grade debt securities. Securities rated below investment grade (i.e. BB or lower by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or deemed to be of comparable quality by a sub-adviser) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value.

Large-Cap Companies.  Each Portfolio may invest in the securities of large-cap companies. These companies are typically larger, more established companies that are well-known in the market. They are a generally less vulnerable than mid- and small-cap companies to adverse business or economic developments; however, unlike mid-and small-cap companies, they may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.

Loan Participations and Assignments.  Certain Portfolios may invest in loan participations and assignments. These investments are typically secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions, and may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

Mid-Cap and Small-Cap Companies.  Each Portfolio may invest in the securities of mid- and small-cap companies. These companies are more likely than larger companies to have limited product lines, markets or financial resources or to depend on a small, inexperienced management groups. Generally, they are more vulnerable than larger companies to adverse business or economic developments and their securities may be less well-known, trade less frequently and in more limited volume than the securities of larger more established companies.

Mortgage- and Asset-Backed Securities.  A Portfolio may invest in mortgage- and asset-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal

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and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Options.  A Portfolio may write and purchase put and call options, including exchange-traded or over-the-counter put and call options on securities indices and put and call options on ETFs on securities indices, for hedging and non-hedging purposes and for the purpose of achieving its objective. In general, options give the purchaser the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. A securities index option and an ETF option are option contracts whose values are based on the value of a securities index at some future point in time. A securities index fluctuates with changes in the market values of the securities included in the index. The effectiveness of purchasing or writing securities index options will depend upon the extent to which price movements in the Portfolio’s investment portfolio correlate with price movements of the securities index. By writing (selling) a call option, the Portfolio forgoes, in exchange for the premium less the commission, the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing (selling) a put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

Portfolio Turnover.  The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Real Estate Investment Trusts (“REITs”).  Certain Portfolios may invest REITs, which are pooled vehicles that invest primarily in income-producing real estate or loans related to real estate. REITs also may include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Securities Lending.  For purposes of realizing additional income, each Portfolio may lend its portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets (including collateral received for securities lent) to broker-dealers approved by the Trust’s board of trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless the consideration to be earned from such loans justifies the risk.

Securities of Other Investment Companies.  Each Portfolio may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by applicable law. Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the Investment Company Act of 1940, as amended (“1940 Act”), including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding voting shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the Portfolios may rely to invest in other investment companies in excess of these limits, subject to certain conditions. In addition, many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds (such as the Portfolios) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Portfolio may rely on these exemptive orders in investing in ETFs. A Portfolio that invests in other investment companies indirectly bears the fees and expenses of that investment company.

Short Sales.  A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Portfolio will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss.

Temporary Defensive Investments.  For temporary defensive purposes, each Portfolio may invest without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a Portfolio is invested in these instruments, the Portfolio will not be pursuing its principal investment strategies and may not achieve its investment objective. In addition, each Portfolio may deviate from its asset allocation targets for defensive purposes.

U.S. Government Securities.  A Portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS

The table below lists the Underlying Portfolios in which the Multimanager Core Bond Portfolio currently may invest. Each of the Underlying Portfolios is advised by FMG LLC and sub-advised by one or more sub-advisers, which may include affiliates of FMG LLC. The Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with the Multimanager Core Bond Portfolio, you also will indirectly bear the fees of the Underlying Portfolios, which include management and administration fees paid to FMG LLC, and in certain instances, advisory fees paid by FMG LLC to its affiliates. The Multimanager Core Bond Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees. The Underlying Portfolios in which the Multimanager Core Bond Portfolio may invest may be changed from time to time at the discretion of the Manager without notice or shareholder approval.

If you would like more information about the Underlying Portfolios, their Prospectuses and Statements of Additional Information are available at www.axa-equitablefunds.com or by contacting your financial professional or the portfolios at:

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Underlying Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Core Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government/Credit Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Intermediate Government Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S Treasury and Government-related, corporate, credit and agency fixed-rate debt securities.	• Credit Risk • Index Strategy Risk • Interest Rate Risk • Investment Grade Securities Risk
EQ/Intermediate Government Bond Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government Index (“Government Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Index, or other financial instruments that derive their value from those securities. The Government Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities from one to ten years and issue amounts of at least $250 million outstanding.	• Credit Risk • Index Strategy Risk • Interest Rate Risk • Investment Grade Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Underlying Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ATM Core Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government/Credit Index and U.S. government securities.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Manager’s projection of interest rate movements.

• Credit Risk

• Derivatives Risk

• Exchange Traded Funds Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leveraging Risk

• Liquidity Risk

• Risks of Investing In Other Investment Companies

• Short Sales Risk

ATM Government Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government Bond Index.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities issued by the U.S. government and its agencies and instrumentalities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Manager’s projection of interest rate movements.

• Credit Risk

• Derivatives Risk

• Exchange Traded Funds Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leveraging Risk

• Liquidity Risk

• Mortgage-Backed and Asset-Backed Securities Risk

• Risks of Investing In Other Investment Companies

• Short Sales Risk

Please note that the Underlying Portfolios may already be available directly as an investment option in your Contract and that an investor in the Multimanager Core Bond Portfolio bears both the expenses of the Multimanager Core Bond Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of the Multimanager Core Bond Portfolio instead of in the Multimanager Core Bond Portfolio itself. However, the Underlying Portfolios of the Multimanager Core Bond Portfolio may not be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.

INFORMATION REGARDING THE ETFs

Below is a list of the ETFs in which the Technology Portfolio currently may invest. The ETFs in which the Technology Portfolio may invest may change from time to time at the discretion of the Manager without notice or shareholder approval.

Each ETF is subject to Asset Class Risk, Issuer-Specific Risk, Market Risk and Portfolio Management Risk, which generally are discussed in the section “More About Investment Strategies and Risks”. Additional principal risks specific to each ETF are listed below. Information regarding these risks also is available in the section “More About Investment Strategies and Risks” and in the ETFs’ Prospectuses. The ETFs’ Prospectuses and Statements of Additional Information, which contain additional information regarding the ETFs, are available by contacting your financial professional.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Dow Jones Technology Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index and in depositary receipts representing securities in such underlying index. The fund’s investment adviser uses a representative sampling strategy to manage the fund.

• Sector Concentration Risk

• Equity Securities Risk

• Exchange Traded Funds Risk

• Mid-Capitalization Companies Risk

• Non-Diversification Risk

• Small-Capitalization Companies Risk

• Technology Sector Risk

iShares® S&P Global Technology Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Technology Sector Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index and in depositary receipts representing securities in such underlying index. The fund’s investment adviser uses a representative sampling strategy to manage the fund.	• Sector Concentration Risk • Currency Risk • Equity Securities Risk • Exchange Traded Funds Risk • Foreign Securities Risk • Geographic Risk • Non-Diversification Risk • Technology Sector Risk
iShares® S&P North American Technology Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, S&P North American Technology Sector Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index and in depositary receipts representing securities in such underlying index. The fund’s investment adviser uses a representative sampling strategy to manage the fund.	• Sector Concentration Risk • Equity Securities Risk • Exchange Traded Funds Risk • Foreign Securities Risk • Non-Diversification Risk • Technology Sector Risk
The Technology Select Sector SPDR® Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the technology sector stocks included in the S&P 500 Composite Stock Index.	The fund generally invests at least 95% of its total assets in common stocks that comprise its underlying index.	• Sector Concentration Risk • Exchange Traded Funds Risk • Index Strategy Risk • Non-Diversification Risk • Technology Sector Risk

INFORMATION REGARDING THE ETFs (cont’d)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Vanguard Information Technology ETF	Seeks to track the performance of the MSCI US Investable Market Information Technology 25/50 Index, an index that measures the investment return of information technology stocks.	The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The fund also may sample its target index by holding stocks that, in the aggregate, are intended to approximate the index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield.	• Equity Risk • Mid-Cap and Small-Cap Company Risk • Non-Diversification Risk • Technology Sector Risk
Vanguard Telecommunication Services ETF	Seeks to track the performance of the MSCI US Investable Market Telecommunication Services 25/50 Index, an index that measures the investment return of telecommunication services stocks.	The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The fund also may sample its target index by holding stocks that, in the aggregate, are intended to approximate the index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield.	• Equity Risk • Index Strategy Risk • Mid-Cap and Small-Cap Company Risk • Non-Diversification Risk • Technology Sector Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). SPDR® and Select Sector SPDR® are trademarks of the McGraw-Hill Companies, Inc. (“MHC”). Neither BGI nor the iShares® Funds and MHC or Select Sector SPDR® Funds make any representations regarding the advisability of investing in any of the funds listed above.

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The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s board of trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among twenty (20) distinct mutual funds, each with its own investment strategy and risk/reward profile. The Trust offers three classes of shares on behalf of each Portfolio: Class A, Class B and Class K. This prospectus describes the Class K shares of eleven (11) of the Trust’s Portfolios.

The Manager

FMG LLC, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each Portfolio. FMG LLC is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Equitable. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. As of December 31, 2010, FMG LLC is newly organized and commenced operations on May 1, 2011.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of sub-advisers. Utilizing a due diligence process covering a number of key factors, the Manager selects sub-advisers to manage each Portfolio’s assets. These key factors include, but are not limited to, a sub-adviser’s reputation, organizational stability, investment personnel, long-term performance, investment philosophy and style and correlation with other sub-advisers retained for other allocated portions of a Portfolio. The Manager normally allocates a Portfolio’s assets to at least three or more sub-advisers. The Manager plays an active role in monitoring each Portfolio and sub-adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each sub-adviser’s portfolio management team to ensure that investment activities remain consistent with the Portfolios’ investment style and objectives.

With respect to the Technology Portfolio, the Manager is also responsible for, among other things, advising the ETF Allocated Portion of the Portfolio (including selecting the ETFs in which the Portfolio invests). A committee of FMG LLC’s investment personnel manages the ETF Allocated Portion of the Technology Portfolio.

Beyond performance analysis, the Manager monitors significant changes that may impact the sub-adviser’s overall business. The Manager monitors continuity in the sub-adviser’s operations and changes in investment personnel and senior management. The Manager also performs due diligence reviews with each sub-adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning portfolio and sub-adviser performance and portfolio operations that is used to oversee and monitor the sub-advisers and the portfolio operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which portfolio performance is measured. The Manager also is responsible for, among other things, developing and overseeing the proprietary research model used to manage certain Portfolio’s equity exposure.

The Manager selects sub-advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may appoint, dismiss and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Trust’s board of trustees. The Manager also may allocate a Portfolio’s assets to additional sub-advisers subject to the approval of the Trust’s board of trustees and has discretion to allocate each Portfolio’s assets among the Portfolio’s current sub-advisers. The Manager recommends sub-advisers for each Portfolio to the board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser’s skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Portfolios are not associated with any one portfolio manager, and seek to benefit from different specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and the Manager does not expect to recommend frequent changes of sub-advisers.

If the Manager appoints, dismisses or replaces a sub-adviser for a Portfolio, or adjusts the asset allocation among sub-advisers in a Portfolio, the affected Portfolio may experience a period of transition during which the securities held in the Portfolio may be repositioned in connection with the change in sub-adviser(s). A Portfolio may not pursue its principal investment strategies during such a transition period and may incur increased brokerage commissions and other transaction costs in connection with the change(s). Generally, transitions vary in length, may be implemented before or after the effective date of the new sub-adviser’s appointment as a sub-adviser to the Portfolio, and may be completed in several days to several weeks depending on the particular circumstances of the transition. In addition, as described in “Portfolio Goals, Strategies & Risks” above for each Portfolio, the past performance of a Portfolio is not necessarily an indication of future performance. This may be particularly true for any portfolios that have undergone sub-adviser changes and/or changes to the investment objectives or policies of the Portfolio.

The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement. The Manager has received an exemptive order from the SEC to permit it and the board of trustees to appoint, dismiss and replace a Portfolio’s sub-advisers and to amend the sub-advisory agreements between the Manager and the sub-advisers without obtaining shareholder

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approval. Accordingly, the Manager is able, subject to the approval of the board of trustees, to appoint, dismiss and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. If a new sub-adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into a sub-advisory agreement with an “affiliated person” of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”) unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders. AllianceBernstein L.P., a current sub-adviser, is an affiliate of the Manager.

The Sub-advisers

Each Portfolio’s investments generally are selected by three or more sub-advisers, which act independently of one another. The following describes each Portfolio’s sub-advisers, portfolio managers and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Portfolios is available in the Trust’s SAI.

AllianceBernstein L.P. (“AllianceBernstein”) serves as a sub-adviser to Multimanager Aggressive Equity Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio and Multimanager Mid Cap Growth Portfolio. In particular, two separate investment management teams within AllianceBernstein serve as sub-adviser to two distinct allocated portions of Multimanager Aggressive Equity Portfolio, Multimanager Large Cap Core Equity Portfolio and Multimanager Large Cap Value Portfolio. AllianceBernstein, a limited partnership, is indirectly majority owned by, and therefore controlled by and affiliated with, AXA Equitable. As of December 31, 2010, AllianceBernstein had approximately $478 billion in assets under management.

BlackRock Financial Management, Inc. (“BFM”) serves as a subadviser to Multimanager Core Bond Portfolio. BFM is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). BlackRock is a publicly-traded corporation (NYSE: BLK), independent in ownership and governance, with no single majority stockholder and a majority of independent directors. Following a secondary offering announced on November 3, 2010, PNC owns approximately 20.3% of BlackRock, Barclays owns approximately 19.7%, Bank of America owns approximately 7.1%, and institutional investors, employees and the public own approximately 52.9%. The approximate breakdown for voting common stock is as follows: PNC owns 25.3%, Barclays owns 2.3%, and institutional investors, employees and the public own 72.4%.

BlackRock Investment Management LLC (“BlackRock”) serves as a sub-adviser to International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio. BlackRock is a wholly-owned subsidiary of BlackRock Advisors, Inc., 100 Bellevue Parkway, Wilmington DE 19809. BlackRock Advisors, Inc. is a wholly-owned subsidiary of BlackRock, Inc., 40 East 52nd Street, New York, New York 10022, which is, as of the date hereof, a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc., 600 Grant Street, Pittsburgh PA 15219. As of December 31, 2010, BlackRock had approximately $3.56 trillion in assets under management.

ClearBridge Advisors, LLC (“ClearBridge”) serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. ClearBridge is a wholly owned subsidiary of Legg Mason, Inc., a publicly-traded financial services holding company. As of December 31, 2010, ClearBridge had approximately $56.7 billion in assets under management.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) serves as a sub-adviser to the Multimanager Mid Cap Value Portfolio. Diamond Hill, an Ohio corporation, is a wholly owned subsidiary of Diamond Hill Investment Group, Inc. As of December 31, 2010, Diamond Hill had approximately $8.6 billion in assets under management.

Franklin Advisers, Inc. (“Franklin Advisers”) serves as a sub-adviser to Multimanager Mid Cap Growth Portfolio. Franklin Advisers is a wholly owned subsidiary of Franklin Resources, Inc., which is a publicly traded, global investment management organization listed on the New York Stock Exchange. As of December 31, 2010, Franklin Advisers, together with its affiliates, had approximately $670.7 billion in assets under management.

Franklin Advisory Services, LLC (“Franklin”) serves as a sub-adviser to Multimanager Small Cap Value Portfolio. Franklin is a wholly owned subsidiary of Franklin Resources, Inc., which is a publicly traded, global investment management organization listed on the New York Stock Exchange. As of December 31, 2010, Franklin, together with its affiliates, had approximately $670.7 billion in assets under management.

Goodman &. Co. NY Ltd. (“Goodman”) serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. Goodman is a wholly owned subsidiary of Dundee Wealth Management, Ltd., a Toronto Stock Exchange listed company. As of December 31, 2010, Goodman had approximately $211.2 million in assets under management.

Horizon Asset Management, Inc. (“Horizon”) serves as a sub-adviser to the Multimanager Small Cap Value Portfolio. Horizon, founded in 1994, is an independent, employee owned investment research and registered investment advisory boutique. As of December 31, 2010, Horizon had approximately $5.2 billion in assets under management.

Institutional Capital LLC (“ICAP”) serves as a sub-adviser to Multimanager Large Cap Value Portfolio. ICAP is a wholly owned subsidiary of New York Life Investment Management Holdings, LLC, which in turn is a wholly owned subsidiary of New York Life Insurance Company. As of December 31, 2010, ICAP had approximately $17.7 billion in assets under management.

Janus Capital Management LLC (“Janus”) serves as a sub-adviser to Multimanager Large Cap Core Equity Portfolio. Janus (together with

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its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser or sub-adviser to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap accounts. Janus is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. As of December 31, 2010, JCGI had approximately $169.5 billion in assets under management.

J.P. Morgan Investment Management Inc. (“JPMorgan”) serves as a sub-adviser to Multimanager International Equity Portfolio. JPMorgan is an indirect wholly owned subsidiary of JPMorgan Chase & Co., a publicly held bank. As of December 31, 2010, JPMorgan had approximately $1.3 trillion in assets under management.

Knightsbridge Asset Management, LLC (“Knightsbridge”) serves as a sub-adviser to the Multimanager Mid Cap Value Portfolio. Knightsbridge is an investment advisory firm registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and is employee owned. As of December 31, 2010, Knightsbridge had approximately $1.7 billion in assets under management.

Legg Mason Capital Management, Inc. (“Legg Mason”) serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. Legg Mason is a subsidiary of Legg Mason, Inc., a publicly traded financial services holding company. As of December 31, 2010, Legg Mason had approximately $15.8 billion in assets under management.

Lord, Abbett & Co. LLC (“Lord Abbett”) serves as a sub-adviser to Multimanager Small Cap Growth Portfolio. Lord Abbett is an independent, member-owned investment management firm that has provided investment advisory services since 1929. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes. As of December 31, 2010, Lord Abbett had approximately $106.5 billion in assets under management.

Marsico Capital Management, LLC (“Marsico”) serves as a sub-adviser to Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio. Marsico is an independent, employee-owned, registered investment adviser. Marsico was organized in September 1997 as a Delaware Limited Liability Company and provides investment management services to mutual funds and private accounts. As of December 31,2010, Marsico had approximately $51 billion in assets under management.

Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”) serves as a sub-adviser to Multimanager Large Cap Value Portfolio. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc., a publicly traded diversified financial services company. As of December 31, 2010, the MFS organization had approximately $219 billion in assets under management.

Morgan Stanley Investment Management Inc. (“MSIM”) serves as a sub-adviser to the Multimanager Small Cap Growth Portfolio. MSIM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is wholly owned by Morgan Stanley. As of December 31, 2010, MSIM had approximately $272.2 billion in assets under management.

NorthPointe Capital, LLC (“NorthPointe”) serves as a sub-adviser to the Multimanager Small Cap Growth Portfolio. As of September 28, 2007, NorthPointe completed its management buyout of its strategic partner, Nationwide. As a result of this transaction, NorthPointe is now an employee owned firm with 100% of the firm’s equity controlled by the firm’s eleven partners. The ownership is indirect, through a newly formed holding company named NorthPointe Holdings, LLC. As of December 31, 2010, NorthPointe had approximately $1.3 billion in assets under management.

Pacific Investment Management Company LLC (“PIMCO”) serves as a sub-adviser to Multimanager Core Bond Portfolio and Multimanager Multi-Sector Bond Portfolio. PIMCO, a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, publicly-traded, multinational insurance and financial services holding company. As of December 31, 2010, PIMCO had approximately $1.2 trillion in assets under management.

Pacific Global Investment Management Company (“PGIMC”) serves as a sub-adviser to Multimanager Small Cap Value Portfolio. Pacific Global is a privately held corporation. As of December 31, 2010, PGIMC had approximately $434 million in assets under management.

Post Advisory Group, LLC (“Post”) serves as a sub-adviser to Multimanager Multi-Sector Bond Portfolio. Post is the successor advisory entity of Post Advisory Group, Inc. Post is affiliated with Principal Global Investors, Inc. (“Principal”), a member of the Principal Financial Group. Principal is the 100% owner of Post. As of December 31, 2010, Post had approximately $10.1 billion in assets under management.

RCM Capital Management LLC (“RCM”) serves as a sub-adviser to Multimanager Technology Portfolio. RCM is an indirect wholly owned subsidiary of Allianz SE, a European-based, multinational insurance and financial services holding company that is publicly traded. As of December 31, 2010, RCM had approximately $151 billion in assets under management.

SSgA Funds Management, Inc. (“SSgA FM”) serves as a sub-adviser to Multimanager Core Bond Portfolio, Multimanager Multi- Sector Bond Portfolio, and Multimanager Technology Portfolio. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation. As of December 31, 2010, SSgA FM had over $200.8 billion in assets under management. SSgA FM and other State Street advisory affiliates make up State Street Global

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Advisors (“SSgA”), the investment management arm of State Street Corporation. With over $2.01 trillion under management as of December 31, 2010, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Tradewinds Global Investors, LLC (“Tradewinds”) serves as a sub-advisor to Multimanager Mid Cap Value Portfolio. Tradewinds is a limited liability company whose sole business is investment management. Tradewinds is a wholly owned subsidiary of NWQ Holdings LLC, which is wholly owned subsidiary of Nuveen Investments, Inc. As of December 31, 2010, Tradewinds had approximately $35.6 billion in assets under management.

Thornburg Investment Management, Inc. (“Thornburg”) serves as a sub-adviser to Multimanager Large Cap Core Equity Portfolio. Thornburg is an employee owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of December 31, 2010, Thornburg had approximately $73.4 billion in assets under management.

T. Rowe Price Associates, Inc. (“T. Rowe”) serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. T. Rowe is a wholly owned subsidiary of the T. Rowe Price Group, which is a publicly-traded financial services firm. As of December 31, 2010, T. Rowe and its affiliates had approximately $482 billion in assets under management.

Wellington Management Company, LLP (“Wellington Management”) serves as a sub-adviser to Multimanager Mid Cap Growth Portfolio and Multimanager Technology Portfolio. Wellington Management is a Massachusetts limited liability partnership. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2010, Wellington Management had investment management authority with respect to approximately $634 billion in assets.

Westfield Capital Management Company, L.P. (“WCM”) serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. WCM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. As of December 14, 2009, WCM is 100% employee owned. As of December 31, 2010, WCM had approximately $15.1 billion in assets under management.

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Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
Multimanager Aggressive Equity Portfolio	FMG LLC 1290 Avenue of the Americas New York, New York 10104 Portfolio Managers Kenneth T. Kozlowski, CFP®, ChFC, CLU Alwi Chan, CFA Xavier Poutas, CFA

Kenneth T. Kozlowski, Alwi Chan and Xavier Poutas are jointly and primarily responsible for overseeing the proprietary research model used to manage the Portfolio’s equity exposure.

Mr. Kozlowski has served as Senior Vice President of FMG LLC since May 2011 and Vice President of AXA Equitable from February 2001 to present. He has served as Vice President of the Trust from June 2010 to present. Since 2003 he has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Mr. Chan is a Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

Mr. Poutas is an assistant portfolio manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Manager Catherine Wood Judith DeVivo

The management of and investment decisions for an Active Allocated Portion of the Portfolio are made by Catherine Wood.

Ms. Wood is a member of AllianceBernstein’s US Mid/All Cap Growth team. In addition, Ms. Wood relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff and the Research for Strategic Change Team.

Ms. Wood is Senior Vice President and Team Leader for AllianceBernstein’s US Mid/All Cap Growth. She is also the Chief Investment Officer of AllianceBernstein’s Regent Investor Services. Ms. Wood joined AllianceBernstein in 2001 and has held her current positions since that time.

The management of and investment decisions for the Index Allocated Portion of the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team (“Passive Team”), which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager for the Passive Team, will be primarily responsible for the day-to-day management of an Index Allocated Portion of the Portfolio.

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Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts.
Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

Clearbridge Advisors, LLC 620 Eighth Avenue New York, NY 10018 Portfolio Managers Richard Freeman Evan Bauman

Richard Freeman and Evan Bauman are responsible for the day-to-day management of the allocated portion of the Portfolio.

Mr. Freeman, Senior Portfolio Manager and Managing Director of ClearBridge since 1983, has more than 34 years of securities business experience, 27 years of which has been with ClearBridge or its predecessors.

Mr. Bauman, Portfolio Manager and Managing Director of ClearBridge, has been with ClearBridge or its predecessors since 1996. He has more than 14 years of investment industry experience

Goodman & Co. NY Ltd. 1 Adelaide Street East Toronto, Ontario, Canada M5C2V9 Portfolio Manager Noah Blackstein

Noah Blackstein is primarily responsible for the day-to-day management of the allocated portion of the Portfolio. Mr. Blackstein is a Vice President of Goodman and joined Goodman in 1997 as a portfolio manager. Mr. Blackstein has more than 14 years of securities business experience, 11 of which has been with Goodman.

	Legg Mason Capital Management, Inc. 100 International Drive Baltimore, MD 21202 Portfolio Manager Robert G. Hagstrom, Jr.	Robert G. Hagstrom, Jr. is primarily responsible for the day-to-day management of the allocated portion of the Portfolio. Mr. Hagstrom has been employed by one or more subsidiaries of Legg Mason, Inc. in a portfolio management capacity since 1998. He currently serves as Senior Vice President of Legg Mason Capital Management, Inc.

Marsico Capital Management, LLC 1200 17th Street Suite 1600 Denver, CO 80202 Portfolio Managers Thomas F. Marsico A. Douglas Rao Coralie Witter, CFA

Thomas F. Marsico, A. Douglas Rao and Coralie Witter are responsible for the day-to-day management of the allocated portion of the Portfolio.

Thomas F. Marsico is the Chief Investment Officer of Marsico since its inception in 1997 and has over 25 years of experience as a securities analyst and a portfolio manager.

Mr. Rao, a portfolio manager and senior analyst, joined Marsico Capital in 2005, and has 10 years of experience as a securities analyst.

Ms. Witter is a senior analyst and portfolio manager. She has been associated with Marsico Capital as an investment professional since 2004 and has 13 years of experience in the financial services industry, most of which has involved equity research.

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Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202 Portfolio Manager Robert W. Sharps	An Investment Advisory Committee is responsible for the day-to-day management of the allocated portion of the Portfolio. Robert W. Sharps, Vice President of T. Rowe Price, has primary responsibility for the day-to-day management of the allocated portion of the Portfolio and works with the committee in developing and executing the allocated portion’s investment program. Mr. Sharps has been chairman of the committee since 2002. He joined T. Rowe Price in 1997 and his investment experience dates from 1995.

Westfield Capital Management Company, L.P. One Financial Center Boston, MA 02111 Portfolio Management Team

As with all strategies at Westfield, investment decisions for the Westfield allocated portion of the Portfolio are made as the product level by consensus of the Westfield Investment Committee. Westfield’s Investment Committee is composed of the five team members listed below, our Portfolio Strategist, Economist and team of security analysts.

William A. Muggia is President, Chief Executive Officer and Chief Investment Officer. Mr. Muggia joined Westfield in 1994. He covers Healthcare and Energy, as well as provides overall market strategy.

Ethan J. Meyers is a Partner and Senior Security Analyst. Mr. Meyers joined Westfield in 1999. He covers Consumer Discretionary, Industrials and Information Technology.

John M. Montgomery is a Partner and Portfolio Strategist of Westfield. Mr. Montgomery joined Westfield in 2006.

Matthew W. Strobeck is a Partner and Senior Security Analyst. Mr. Strobeck joined Westfield in 2003. He covers Healthcare.

D. Hamlen Thompson is a Partner and Senior Security Analyst. Mr. Thompson joined Westfield in 2003. He covers Energy and Industrials.

Multimanager Core Bond Portfolio	BlackRock Financial Management, Inc. 40 East 52nd Street New York, NY 10022 Portfolio Managers Matthew Marra Brian Weinstein

Matthew Marra and Brian Weinstein are primarily responsible for the day-to-day management of the allocated portion of the Portfolio.

Mr. Marra, Managing Director since 2005, is a member of BFM’s Fixed Income Portfolio Management Group. He is a senior portfolio manager for Core Strategies. Mr. Marra helps lead the effort to oversee the consistent implementation of investment strategies across all total return accounts and is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group.

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Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience

Mr. Weinstein has been a Managing Director at BlackRock since 2007 and Co-Portfolio Manager since 2005. Mr. Weinstein is a member of the Multi-Sector and Mortgage Investment Group within BlackRock Fundamental Fixed Income. He is head of Institutional Multi-Sector Portfolios.

Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660 Portfolio Manager Saumil H. Parikh

Mr. Parikh is primarily responsible for the day-to-day management of the allocated portion of the Portfolio. Mr. Parikh is a managing director and generalist portfolio manager in the Newport Beach office. He is head of macroeconomic research for North America and also serves as a member of the short-term, mortgage and global specialist portfolio management teams. Prior to joining PIMCO in 2000, Mr. Parikh was a financial economist and market strategist at UBS Warburg. He has 11 years of investment experience.

SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 Portfolios Managers John Kirby Mike Brunell

The Index Allocated Portion of the Portfolio is managed by SSgA’s Fixed Income Index Team. Portfolio Managers John Kirby and Mike Brunell are jointly and primarily responsible for the day-to-day management of the Portfolio.

Mr. Kirby is a Managing Director of SSgA FM. He is head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997.

Mr. Brunell is a Vice President of SSgA FM. He is a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

Multimanager International Equity Portfolio	FMG LLC 1290 Avenue of the Americas New York, New York 10104 Portfolio Managers Kenneth T. Kozlowski, CFP®, ChFC, CLU Alwi Chan, CFA Xavier Poutas, CFA

Kenneth T. Kozlowski, Alwi Chan and Xavier Poutas are jointly and primarily responsible for overseeing the proprietary research model used to manage the Portfolio’s equity exposure.

Mr. Kozlowski has served as Senior Vice President of FMG LLC since May 2011 and Vice President of AXA Equitable from February 2001 to present. He has served as Vice President of the Trust from June 2010 to present. Since 2003 he has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC. Prior to June 1, 2007 Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Mr. Chan is a Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

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Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience

Mr. Poutas is an assistant portfolio manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Management Team

The management of and investment decisions for an Allocated Portion of the Portfolio are made by the Global Value Investment Policy Group, comprised of senior Global Value Investment Team members. The Global Value Investment Policy Group relies heavily on the fundamental analysis and research of the sub-adviser’s large internal research staff. No one person is principally responsible for making recommendations for the Portfolio. The four members of the portfolio management team are: Sharon Fay, Kevin Simms, Eric Franco and Henry D’Auria.

Ms. Fay, Senior Vice President, was appointed CIO-Global Value Equities in 2003, assuming oversight for all portfolio-management and research activities relating to cross-border and non-US value investment portfolios. In addition to her role as CIO of Global Value Equities and Chairman of the Global Investment Policy Group, Ms. Fay serves as Co-CIO-European and UK Value equities; previously the CIO for both services from 1999 to 2004. She also serves on the firm’s Executive Committee, the group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fay joined AllianceBernstein in 1990 as a research analyst.

Mr. Simms was named Co-CIO-International Value Equities in 2003, which he has assumed in addition to his role as Director of Research-Global and International Value equities, a position he has held since 2000. He joined AllianceBernstein in 1992.

Eric J. Franco joined the firm as a senior portfolio manager for international and global value equities in 1998 and has held portfolio management responsibilities since that time. Mr. Franco’s efforts focus on the firm’s quantitative and risk-control strategies within value equities.

Mr. D’Auria was named Co-CIO of International Value Equities in 2003, adding to his responsibilities as CIO-Emerging Markets Value Equities, which he assumed in 2002. Mr. D’Auria was one of the chief architects of AllianceBernstein’s global research department, which he managed from 1998 through 2002. Mr. D’Auria joined the firm in 1991.

MORE INFORMATION ABOUT THE MANAGER AND THE SUB-ADVISERS (cont’d)

Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
	BlackRock Investment Management LLC P.O. Box 9011 Princeton, NJ 08543 Portfolio Managers Christopher Bliss, CFA, CPA Jennifer Hsui, CFA Creighton Jue, CFA Edward Corallo Rachel Aguirre	Christopher Bliss, Jennifer Hsui, Creighton Jue, Edward Carallo and Rachel Aguirre will be primarily responsible for day-to-day management of BlackRock’s allocated portion of the Portfolio. Mr. Bliss’s service with BlackRock dates back to 2004, including years with Barclays Global Investors (BGI), which, merged with BlackRock in 2009. He has more than 5 years of portfolio management responsibility. Ms. Hsui’s service with BlackRock dates back to 2006, including her years at BGI. She has more than 5 years of portfolio management responsibility. Mr. Jue’s service with the firm dates back to 2000, including his years with BGI. He has more than 5 years of portfolio management responsibility. Mr. Corallo’s service with BlackRock dates back to 1998, including his years as a Principal at BGI. He has more than 5 years of portfolio management responsibility. Ms. Aguirre has been with the firm as a portfolio manager since 2009. From 2006 to 2009 she was a Portfolio Manager in the Index Equity Group, and prior to 2006 she was a portfolio manager and strategist in BGI’s Fixed Income Group.

J.P. Morgan Investment Management Inc. 270 Park Avenue New York, NY 10016 Portfolio Managers Howard Williams James Fisher

Howard Williams and James Fisher are the members of the portfolio management team primarily responsible for the day-to-day management of the allocated portion of the Portfolio.

Mr. Williams joined JPMorgan as a portfolio manager in 1994 and has had portfolio management responsibilities since that time. He is currently a Managing Director and the head of JPMorgan’s Global Equities Team.

Mr. Fisher joined JPMorgan in 1985 as a trainee portfolio manager and has had portfolio management responsibilities since that time. He is currently a Managing Director and Portfolio Manager in JPMorgan’s Global Equities Team.

Marsico Capital Management, LLC 1200 17th Street Suite 1600 Denver, CO 80202 Portfolio Manager James G. Gendelman Munish Malhotra, CFA

James G. Gendelman and Munish Malhotra are jointly and primarily responsible for day-to-day management of the allocated portion of the Portfolio.

Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co.

Mr. Malhotra is a senior analyst who joined Marsico Capital in May 2003. He earned the Chartered Financial Analyst designation in 2006, and has more than ten years of experience in the financial services industry.

MORE INFORMATION ABOUT THE MANAGER AND THE SUB-ADVISERS (cont’d)

Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
Multimanager Large Cap Core Equity Portfolio	FMG LLC 1290 Avenue of the Americas New York, New York 10104 Portfolio Managers Kenneth T. Kozlowski, CFP®, ChFC, CLU Alwi Chan, CFA Xavier Poutas, CFA

Kenneth T. Kozlowski, Alwi Chan and Xavier Poutas are jointly and primarily responsible for overseeing the proprietary research model used to manage the Portfolio’s equity exposure.

Mr. Kozlowski has served as Senior Vice President of FMG LLC since May 2011 and Vice President of AXA Equitable from February 2001 to present. He has served as Vice President of the Trust from June 2010 to present. Since 2003 he has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC. Prior to June 1, 2007 Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Mr. Chan is a Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

Mr. Poutas is an assistant portfolio manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105 North American Value Investment Policy Group Passive Equity Investment Team

The management of and investment decisions for an Active Allocated portion of the Portfolio are made by the North American Value Investment Policy Group, comprised of Senior US Value Investment Team members. The North American Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Portfolio. The members of the North American Value Investment Policy Group with the most significant responsibility for the day-to-day management of the portfolio are Joseph Gerard Paul, Chris Marx, John D. Phillips and David Yuen.

Mr. Paul is Co-CIO of US Large Cap Value Equities and CIO of North American Value Equities having held that position from 2009. He is also the Global Head of Diversified Value Services, responsible for product design research for our diversified value services. Previously, he was CIO-Advanced Value Fund (1999-2009), CIO-Small and Mid-Cap Value (2002-2008), and Co-CIO-Real Estate Investments (2004-2008). In this role, he was instrumental in the genesis of the Advanced Value leveraged hedge fund. Mr. Paul joined Bernstein in 1987 as a research analyst covering the automotive industry. He was named to the Institutional Investor All-America Research Team every year from 1991 through 1996.

MORE INFORMATION ABOUT THE MANAGER AND THE SUB-ADVISERS (cont’d)

Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
Mr. Marx is a Senior Portfolio Manager and Member of the US Value Equity Investment Policy Group. He joined AllianceBernstein in 1997 as a Research Analyst and has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. He has had portfolio management responsibilities since he joined the firm.

Mr. Phillips is a Senior Portfolio Manager and Member of the US Value Equity Investment Policy Group. He is also Chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips joined AllianceBernstein in 1994 and has had portfolio management responsibilities since he joined the firm.

Mr. Yuen was appointed Director of Research — US Large Cap Value in early 2008. Previously, Mr. Yuen was named Director of Research — Emerging Markets Value in August 2002. Mr. Yuen joined Bernstein in 1998 as a research analyst covering the global retailing industry and has had portfolio management responsibilities since that time.

The management of and investment decisions for the Index Allocated Portion of the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team (“Passive Team”), which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. Judith DeVivo, Senior Vice President and Portfolio Manager for the Passive Team, will be primarily responsible for the day-to-day management of an Index Allocated Portion of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206 Portfolio Manager E. Marc Pinto, CFA	Marc Pinto, CFA, manages the Portfolio, which he has managed since December 31, 2001. Mr. Pinto is also a portfolio manager of other Janus accounts. Mr. Pinto joined Janus Capital in 1994 as an analyst and has acted as portfolio manager of other Janus-advised mutual funds since 2005.

Thornburg Investment Management, Inc. 2300 North Ridgetop Road Santa Fe, NM 87506 Portfolio Managers Connor Browne, CFA Ed Maran, CFA

Connor Browne and Ed Maran are primarily responsible for day-to-day management of the Allocated Portion of the Portfolio.

Connor Browne, joined Thornburg in August 2001 as an Associate Portfolio Manager and has had portfolio management responsibilities since that time. In 2006, Mr. Browne became Co-Portfolio Manager and Managing Director.

Ed Maran joined Thornburg in October 2002 as Associate Portfolio Manager and was named Managing Director in 2004 and has had portfolio management responsibilities since he joined the firm.

MORE INFORMATION ABOUT THE MANAGER AND THE SUB-ADVISERS (cont’d)

Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
Multimanager Large Cap Value Portfolio	FMG LLC 1290 Avenue of the Americas New York, New York 10104 Portfolio Managers Kenneth T. Kozlowski, CFP®, ChFC, CLU Alwi Chan, CFA Xavier Poutas, CFA

Kenneth T. Kozlowski, Alwi Chan and Xavier Poutas are jointly and primarily responsible for overseeing the proprietary research model used to manage the Portfolio’s equity exposure.

Mr. Kozlowski has served as Senior Vice President of FMG LLC since May 2011 and Vice President of AXA Equitable from February 2001 to present. He has served as Vice President of the Trust from June 2010 to present. Since 2003 he has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC. Prior to June 1, 2007 Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Mr. Chan is a Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

Mr. Poutas is an assistant portfolio manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105 North American Value Investment Policy Group Passive Equity Investment Team

The management of and investment decisions for an Active Allocated Portion of the Portfolio are made by the North American Value Investment Policy Group, comprised of Senior US Value Investment Team members. The North American Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Portfolio. The members of the North American Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are Joseph Gerard Paul, Chris Marx, John D. Phillips and David Yuen.

Mr. Paul is Co-CIO of US Large Cap Value Equities and CIO of North American Value Equities having held that position from 2009. He is also the Global Head of Diversified Value Services, responsible for product design research for our diversified value services. Previously, he was CIO-Advanced Value Fund (1999-2009), CIO-Small and Mid-Cap Value (2002-2008), and Co-CIO-Real Estate Investments (2004-2008). In this role, he was instrumental in the genesis of the Advanced Value leveraged hedge fund. Mr. Paul joined Bernstein in 1987 as a research analyst covering the automotive industry. He was named to the Institutional Investor All-America Research Team every year from 1991 through 1996.

MORE INFORMATION ABOUT THE MANAGER AND THE SUB-ADVISERS (cont’d)

Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience

Mr. Marx is a Senior Portfolio Manager and Member of the US Value Equity Investment Policy Group. He joined AllianceBernstein in 1997 as a Research Analyst and has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. He has had portfolio management responsibilities since he joined the firm.

Mr. Phillips is a Senior Portfolio Manager and Member of the US Value Equity Investment Policy Group. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips joined AllianceBernstein in 1994 and has had portfolio management responsibilities since he joined the firm.

Mr. Yuen was appointed Director of Research — US Large Cap Value in early 2008. Previously, Mr. Yuen was named Director of Research — Emerging Markets Value in August 2002. Mr. Yuen joined Bernstein in 1998 as a research analyst covering the global retailing industry and has had portfolio management responsibilities since that time.

The management of and investment decisions for an Index Allocated Portion of the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team (“Passive Team”), which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. Judith DeVivo, a Senior Vice President and Portfolio Manager for the Passive Team, will be primarily responsible for the day-to-day management of an Index Allocated Portion of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

Institutional Capital LLC 225 West Wacker Drive Suite 2400 Chicago, IL 60606 Portfolio Managers Jerrold K. Senser Thomas R. Wenzel

Jerrold K. Senser and Thomas R. Wenzel are primarily responsible for the day-to-day management of an Allocated Portion of the Portfolio.

Mr. Senser serves as chief executive officer and chief investment officer of ICAP. As CEO and CIO, Mr. Senser heads the investment committee and is the lead portfolio manager for all of ICAP’s investment strategies. Mr. Senser joined the firm in 1986 and has had portfolio management responsibilities since that time.

Mr. Wenzel serves as Senior Executive Vice President and Director of research of ICAP. Mr. Wenzel is a senior member of the investment committee and serves as a lead portfolio manager for all of ICAP’s investment strategies. Mr. Wenzel joined ICAP in 1992 and has had portfolio management responsibilities since that time.

MORE INFORMATION ABOUT THE MANAGER AND THE SUB-ADVISERS (cont’d)

Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
	MFS Investment Management 500 Boylston Street Boston, MA 02116 Portfolio Managers Nevin P. Chitkara Steven R. Gorham	Nevin P. Chitkara and Steven R. Gorham are primarily responsible for the day-to-day management of an Allocated Portion of the Portfolio. Mr. Chitkara is an Investment Officer and portfolio manager of MFS and has been employed in the investment area of MFS since 1997. Mr. Gorham is an Investment Officer and portfolio manager of MFS and has been employed in the investment area of MFS since 1992.
Multimanager Mid Cap Growth Portfolio	FMG LLC 1290 Avenue of the Americas New York, New York 10104 Portfolio Managers Kenneth T. Kozlowski, CFP®, ChFC, CLU Alwi Chan, CFA Xavier Poutas, CFA

Kenneth T. Kozlowski, Alwi Chan and Xavier Poutas are jointly and primarily responsible for overseeing the proprietary research model used to manage the Portfolio’s equity exposure.

Mr. Kozlowski has served as Senior Vice President of FMG LLC since May 2011 and Vice President of AXA Equitable from February 2001 to present. He has served as Vice President of the Trust from June 2010 to present. Since 2003 he has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC. Prior to June 1, 2007 Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Mr. Chan is a Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

Mr. Poutas is an assistant portfolio manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105 US Small/SMID Cap Growth Investment Team	The management of and investment decisions for an Allocated Portion of the Portfolio are made by AllianceBernstein’s US Small/SMID Cap Growth Investment Team, which is responsible for management of all of AllianceBernstein’s US Small/SMID Cap Growth accounts. The US Small/SMID Cap Growth Investment Team relies heavily on the fundamental analysis and research of the US Small/SMID Cap Growth Team. In addition, the team draws upon the research of AllianceBernstein’s industry analysts as well as other portfolio management teams. The four members of the US Small/SMID Cap Growth Investment Team with the most significant responsibility for the day-to-day management of the allocated portion of the Portfolio are Bruce K. Aronow, N. Kumar Kirpalani, Samantha S. Lau and Wen-Tse Tseng.

MORE INFORMATION ABOUT THE MANAGER AND THE SUB-ADVISERS (cont’d)

Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience

Mr. Aronow, Senior Vice President, Portfolio Manager/Research Analyst, serves as Team Leader for the Small/SMID Cap Growth product and is also responsible for research and portfolio management for the Small/SMID Cap Growth consumer/commercial sectors. Mr. Aronow joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Mr. Kirpalani joined AllianceBernstein as an Investment Professional in 1999 and is responsible for research and portfolio management for the Small Cap/SMID Growth industrials sector.

Ms. Lau joined AllianceBernstein as an Investment Professional in 1999 and is responsible for research and portfolio management for the Small Cap/SMID Growth technology sector.

Mr. Tseng is Vice President and Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth healthcare sector. Prior to joining AllianceBernstein in March 2006, Mr. Tseng was the healthcare sector portfolio manager for the small cap growth team at William D. Witter since August 2003 and with Weiss, Peck & Greer, from April 2002 to August 2003.

	BlackRock Investment Management LLC P.O. Box 9011 Princeton, NJ 08543 Portfolio Managers Christopher Bliss, CFA, CPA Jennifer Hsui, CFA Creighton Jue, CFA Edward Corallo	Christopher Bliss, Jennifer Hsui, Creighton Jue and Edward Carallo will be primarily responsible for day-to-day management of BlackRock’s allocated portion of the Portfolio. Mr. Bliss’s service with BlackRock dates back to 2004, including years with Barclays Global Investors (BGI), which, merged with BlackRock in 2009. He has more than 5 years of portfolio management responsibility. Ms. Hsui’s service with BlackRock dates back to 2006, including her years at BGI. She has more than 5 years of portfolio management responsibility. Mr. Jue’s service with the firm dates back to 2000, including his years with BGI. He has more than 5 years of portfolio management responsibility. Mr. Corallo’s service with BlackRock dates back to 1998, including his years as a Principal at BGI. He has more than 5 years of portfolio management responsibility.

Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403 Portfolio Managers Edward B. Jamieson Michael McCarthy

Edward B. Jamieson, Executive Vice President, Chief Investment Officer-Franklin Equity Group and Portfolio Manager, and Michael McCarthy, Senior Vice President, Director of Research and Portfolio Manager are the members of the portfolio management team primarily responsible for the day-to-day management of an Allocated Portion of the Portfolio. Members of the team work jointly to determine investment strategy and security selection for the Portfolio.

Mr. Jamieson has had portfolio management responsibilities with Franklin Advisers and its predecessor since 1987.

Mr. McCarthy joined Franklin Advisers in 1992 and has had portfolio management responsibilities since he joined the firm.

MORE INFORMATION ABOUT THE MANAGER AND THE SUB-ADVISERS (cont’d)

Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
Wellington Management Company, LLP 280 Congress Street Boston, MA 02210 Portfolio Managers Stephen Mortimer Michael T. Carmen, CFA

Stephen Mortimer is the portfolio manager and is primarily responsible for the day-to-day management of the Wellington Management Allocated Portion of the Portfolio. Mr. Mortimer, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2001.

Michael T. Carmen, CFA, is involved in portfolio management and securities analysis of the Wellington Management allocated portion of the Portfolio. Mr. Carmen, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Portfolio since 2010. Mr. Carmen joined Wellington Management as an investment professional in 1999.

Multimanager Mid Cap Value Portfolio	FMG LLC 1290 Avenue of the Americas New York, New York 10104 Portfolio Managers Kenneth T. Kozlowski, CFP®, ChFC, CLU Alwi Chan, CFA Xavier Poutas, CFA

Kenneth T. Kozlowski, Alwi Chan and Xavier Poutas are jointly and primarily responsible for overseeing the proprietary research model used to manage the Portfolio’s equity exposure.

Mr. Kozlowski has served as Senior Vice President of FMG LLC since May 2011 and Vice President of AXA Equitable from February 2001 to present. He has served as Vice President of the Trust from June 2010 to present. Since 2003 he has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC. Prior to June 1, 2007 Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Mr. Chan is a Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

Mr. Poutas is an assistant portfolio manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

MORE INFORMATION ABOUT THE MANAGER AND THE SUB-ADVISERS (cont’d)

Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
BlackRock Investment Management LLC P.O. Box 9011 Princeton, NJ 08543 Portfolio Managers Christopher Bliss, CFA, CPA Jennifer Hsui, CFA Creighton Jue, CFA Edward Corallo

Christopher Bliss, Jennifer Hsui, Creighton Jue and Edward Carallo will be primarily responsible for day-to-day management of BlackRock’s allocated portion of the Portfolio. Mr. Bliss’s service with BlackRock dates back to 2004, including years with Barclays Global Investors (BGI), which, merged with BlackRock in 2009. He has more than 5 years of portfolio management responsibility. Ms. Hsui’s service with BlackRock dates back to 2006, including her years at BGI. She has more than 5 years of portfolio management responsibility. Mr. Jue’s service with the firm dates back to 2000, including his years with BGI. He has more than 5 years of portfolio management responsibility. Mr. Corallo’s service with BlackRock dates back to 1998, including his years as a Principal at BGI. He has more than 5 years of portfolio management responsibility.

Diamond Hill Capital Management, Inc. 325 John H. McConnell Blvd., Suite 200 Columbus, Ohio 43215 Portfolio Managers Chris Welch, CFA Tom Schindler, CFA Chris Bingaman, CFA

Chris Welch, CFA, Tom Schindler, CFA, and Chris Bingaman, CFA, are primarily responsible for the day-to-day management of an Allocated Portion of the Portfolio. Mr. Welch currently serves as Portfolio Manager and Co-Chief Investment Officer, positions he has held since 2005 and 2010, respectively. Mr. Schindler has held portfolio management responsibilities at Diamond Hill since 2000. Mr. Bingaman has held portfolio management responsibilities at Diamond Hill since 2001.

Knightsbridge Asset Management, LLC 660 Newport Center Drive, Suite 460 Newport Beach, California 92660 Portfolio Manager John G. Prichard, CFA

John Prichard, CFA, is a Principal and co-founder of Knightsbridge, which was established in 1998. He serves as the lead Portfolio Manager with primary responsibility for the Knightsbridge Allocated Portion of the Portfolio. Since the inception of Knightsbridge, Mr. Prichard has participated in all investment decision making, establishment of asset allocation and security selection across portfolios. Mr. Prichard has over fifteen years of investment experience.

	Tradewinds Global Investors, LLC 2049 Century Park East, 20th Floor Los Angeles, CA 90067 Portfolio Manager David B. Iben	David B. Iben, CFA is primarily responsible for the day-to-day management of the Tradewinds allocated portion. Mr. Iben is Chief Investment Officer, Co-President and Executive Managing Director of Tradewinds and joined Tradewinds in 2006 as an investment professional. Prior to joining Tradewinds, Mr. Iben was a portfolio manager at NWQ Investment Management Company from 2000 to 2006. He has more than 29 years of investment experience.
Multimanager Multi-Sector Bond Portfolio	Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660 Portfolio Manager Saumil H. Parikh	Mr. Parikh is primarily responsible for the day-to-day management of an Allocated Portion of the Portfolio. Mr. Parikh is a managing director and generalist portfolio manager in the Newport Beach office. He is head of macroeconomic research for North America and also serves as a member of the short-term, mortgage and global specialist portfolio management teams. Prior to joining PIMCO in 2000, Mr. Parikh was a financial economist and market strategist at UBS Warburg. He has 11 years of investment experience.

MORE INFORMATION ABOUT THE MANAGER AND THE SUB-ADVISERS (cont’d)

Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
Post Advisory Group, LLC 1620 26th Street Suite 6500 Santa Monica, CA 90404 Portfolio Managers Melinda Newman Larry Post

Melinda Newman and Larry Post will be primarily and jointly responsible for the day-to-day management of an Allocated Portion of the Portfolio. Ms. Newman, Managing Director and portfolio manager, joined Post in 2004. She has had over 6 years of portfolio management responsibilities. Mr. Post, Vice Chairman and Chief Investment Officer founded Post Advisory Group in 1982. He has over 41 years of experience in the investment business, including 37 years in the high-yield bond market.

SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 Portfolios Managers John Kirby Mike Brunell

The Index Allocated Portion of the Portfolio is managed by SSgA’s Fixed Income Index Team. Portfolio Managers John Kirby and Elya Schwartzman are jointly and primarily responsible for the day-to-day management of the Portfolio.

Mr. Kirby is a Managing Director of SSgA FM. He is head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997.

Mr. Brunell is a Vice President of SSgA FM and a Vice President of State Street Global Advisors. He is a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange traded funds, which were established in 2007.

Multimanager Small Cap Growth Portfolio	FMG LLC 1290 Avenue of the Americas New York, New York 10104 Portfolio Managers Kenneth T. Kozlowski, CFP®, ChFC, CLU Alwi Chan, CFA Xavier Poutas, CFA

Kenneth T. Kozlowski, Alwi Chan and Xavier Poutas are jointly and primarily responsible for overseeing the proprietary research model used to manage the Portfolio’s equity exposure.

Mr. Kozlowski has served as Senior Vice President of FMG LLC since May 2011 and Vice President of AXA Equitable from February 2001 to present. He has served as Vice President of the Trust from June 2010 to present. Since 2003 he has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC. Prior to June 1, 2007 Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Mr. Chan is a Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

Mr. Poutas is an assistant portfolio manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

MORE INFORMATION ABOUT THE MANAGER AND THE SUB-ADVISERS (cont’d)

Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
BlackRock Investment Management LLC P.O. Box 9011 Princeton, NJ 08543 Portfolio Managers Christopher Bliss, CFA, CPA Jennifer Hsui, CFA Creighton Jue, CFA Edward Corallo

Christopher Bliss, Jennifer Hsui, Creighton Jue and Edward Carallo will be primarily responsible for day-to-day management of BlackRock’s allocated portion of the Portfolio. Mr. Bliss’s service with BlackRock dates back to 2004, including years with Barclays Global Investors (BGI), which, merged with BlackRock in 2009. He has more than 5 years of portfolio management responsibility. Ms. Hsui’s service with BlackRock dates back to 2006, including her years at BGI. She has more than 5 years of portfolio management responsibility. Mr. Jue’s service with the firm dates back to 2000, including his years with BGI. He has more than 5 years of portfolio management responsibility. Mr. Corallo’s service with BlackRock dates back to 1998, including his years as a Principal at BGI. He has more than 5 years of portfolio management responsibility.

Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3973 Portfolio Managers F. Thomas O’Halloran, III, CFA Anthony W. Hipple, CFA

F. Thomas O’Halloran, III and Anthony W. Hipple are jointly and primarily responsible for the day-to-day management of an allocated portion of the Portfolio.

Mr. O’Halloran, CFA, Partner and Director, is the lead portfolio manager of Lord Abbett’s small and micro cap growth equity strategy. He joined Lord Abbett in 2001 as a research analyst for Lord Abbett’s small and micro cap growth equity strategy and was named Partner in 2003. Mr. O’Halloran has been in the investment business since 1987.

Mr. Hipple, CFA, Portfolio Manager, is a portfolio manager of Lord Abbett’s micro cap growth equity strategy and also contributes as a research analyst on Lord Abbett’s small cap growth equity strategy. He joined Lord Abbett in 2002. Mr. Hipple has been in the investment business since 1995.

Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036 Portfolio Managers Dennis Lynch David Cohen Sam Chainani Alexander Norton Jason Yeung Armistead Nash

The MSIM Growth Team is responsible for the day-to-day management of an Allocated Portion of the Portfolio. The current members of the team with primary responsibility for the management of the MSIM allocated portion include Dennis Lynch, David Cohen, Sam Chainani, Alexander Norton, Jason Yeung and Armistead Nash. Members of the team may change from time to time.

Dennis Lynch is a Managing Director with MSIM. He joined the firm in 1998 and has had portfolio management responsibilities for more than five years. David Cohen is a Managing Director with MSIM. He joined the firm in 1993 and has had portfolio management responsibilities for more than five years. Sam Chainani is a Managing Director with MSIM. He joined the firm in 1996 and has had portfolio management responsibilities for more than five years. Alexander Norton is an Executive Director with MSIM. He joined the firm in 2000 and has had portfolio management responsibilities for more than five years. Jason Yeung is an Executive Director with MSIM. He joined the firm in 2002, and has had portfolio management responsibilities since September 2007. Prior to that time, Mr. Yeung was an Investor with MSIM. Armistead Nash is an Executive Director with MSIM. He joined the firm in 2002 and has had portfolio management responsibilities since September 2008. Prior to that time, Mr. Nash was an Investor with MSIM.

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Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
NorthPointe Capital, LLC 101 West Big Beaver Road, Suite 745 Troy, Michigan 48084 Portfolio Managers Carl Wilk Karl Knas

The NorthPointe Focused Small Cap Growth team is responsible for the day-to-day management of an Allocated Portion of the Portfolio. The team is comprised of portfolio managers Carl Wilk and Karl Knas and supported by the sub-adviser’s research analysts and other investment professionals. Messrs. Wilk and Knas are jointly and primarily responsible for making recommendations for the Portfolio.

Mr. Wilk is a Portfolio Manager and member of the Investment Committee since April 2002. Mr. Knas is a Portfolio Manager and member of the Investment Committee since February 2003.

Multimanager Small Cap Value Portfolio	FMG LLC 1290 Avenue of the Americas New York, New York 10104 Portfolio Managers Kenneth T. Kozlowski, CFP®, ChFC, CLU Alwi Chan, CFA Xavier Poutas, CFA

Kenneth T. Kozlowski, Alwi Chan and Xavier Poutas are jointly and primarily responsible for overseeing the proprietary research model used to manage the Portfolio’s equity exposure.

Mr. Kozlowski has served as Senior Vice President of FMG LLC since May 2011 and Vice President of AXA Equitable from February 2001 to present. He has served as Vice President of the Trust from June 2010 to present. Since 2003 he has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC. Prior to June 1, 2007 Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Mr. Chan is a Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

Mr. Poutas is an assistant portfolio manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

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Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
BlackRock Investment Management LLC P.O. Box 9011 Princeton, NJ 08543 Portfolio Managers Christopher Bliss, CFA, CPA Jennifer Hsui, CFA Creighton Jue, CFA Edward Corallo

Christopher Bliss, Jennifer Hsui, Creighton Jue and Edward Carallo will be primarily responsible for day-to-day management of BlackRock’s allocated portion of the Portfolio. Mr. Bliss’s service with BlackRock dates back to 2004, including years with Barclays Global Investors (BGI), which, merged with BlackRock in 2009. He has more than 5 years of portfolio management responsibility. Ms. Hsui’s service with BlackRock dates back to 2006, including her years at BGI. She has more than 5 years of portfolio management responsibility. Mr. Jue’s service with the firm dates back to 2000, including his years with BGI. He has more than 5 years of portfolio management responsibility. Mr. Corallo’s service with BlackRock dates back to 1998, including his years as a Principal at BGI. He has more than 5 years of portfolio management responsibility.

Franklin Advisory Services, LLC One Parker Plaza, Ninth Floor Fort Lee, New Jersey 07024 Portfolio Management Team

The portion of the Portfolio allocated to Franklin (“Franklin Allocated Portion”) is managed by a team of investment professionals. The portfolio managers have responsibility for the day-to-day management of the Franklin Allocated Portion and operate as a team providing research and advice on the purchases and sales of individual securities for the Franklin Allocated Portion. The portfolio managers of the team include William J. Lippman, Bruce C. Baughman, CFA, Margaret McGee, Y. Dogan Sahin and Donald G. Taylor, CPA.

Mr. Lippman, President of Franklin, joined Franklin Templeton Investments in 1988 and has held his current position since that time. He has primary responsibility for the investments of the Franklin Allocated Portion. He has final authority over all aspects of the Franklin Allocated Portion’s investment portfolio, including but not limited to, purchases and sales of individual securities. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Mr. Baughman, Senior Vice President of Franklin, joined Franklin Templeton Investments in 1988 and has held his current position since that time. He is a portfolio manager for the Franklin Allocation Portion, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

Ms. McGee, Vice President of Franklin, joined Franklin Templeton Investments in 1988. She has held her current position since 1997. She is a portfolio manager for the Franklin Allocated Portion, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

Mr. Sahin is a portfolio manager with Franklin. Mr. Sahin joined Franklin in September 2003 as a research analyst. From 2001 to 2003, Mr. Sahin was a research analyst with Franklin Templeton Investments.

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Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience

Mr. Taylor, Senior Vice President of Franklin, joined Franklin Templeton Investments in 1996 and has held his current position since that time. He is a portfolio manager for the Franklin Allocated Portion, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

Horizon Asset Management, Inc. 470 Park Avenue South New York, New York 10016 Portfolio Manager Murray Stahl

Murray Stahl is primarily responsible for the day-to-day management of the Horizon allocated portion of the portfolio. Mr. Stahl currently serves as Chairman and Chief Investment Officer of Horizon. Mr. Stahl, a co-founder of Horizon, has over thirty years of investing experience and, in addition to overseeing the Horizon Research Team, is Chairman of Horizon’s Investment Committee, which is responsible for portfolio management decisions.

	Pacific Global Investment Management Company 101 N. Brand Blvd., Suite 1950 Glendale, CA 91203 Portfolio Manager George A. Henning	Mr. Henning has been a portfolio manager since founding PGIMC 20 years ago. He is primarily responsible for the day-to-day management of the PGIMC Allocated Portion of the Portfolio. Mr. Henning has been a portfolio manager since founding PGIMC 19 years ago. He has been in the financial services industry for over three decades.
Multimanager Technology Portfolio	FMG LLC 1290 Avenue of the Americas New York, New York 10104 Portfolio Managers Kenneth T. Kozlowski, CFP®, ChFC, CLU Alwi Chan, CFA Xavier Poutas, CFA

Kenneth T. Kozlowski, Alwi Chan and Xavier Poutas are jointly and primarily responsible for overseeing the proprietary research model used to manage the Portfolio’s equity exposure.

Mr. Kozlowski has served as Senior Vice President of FMG LLC since May 2011 and Vice President of AXA Equitable from February 2001 to present. He has served as Vice President of the Trust from June 2010 to present. Since 2003 he has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC. Prior to June 1, 2007 Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Mr. Chan is a Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

Mr. Poutas is an assistant portfolio manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

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Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience
RCM Capital Management LLC 555 Mission St. San Francisco, CA 94105 Portfolio Managers Huachen Chen Walter C. Price

Huachen Chen and Walter C. Price are primarily responsible for day-to-day management of the allocated portion of the Portfolio.

Mr. Chen has been a Managing Director, Senior Analyst and Portfolio Manager since 2004 and has been associated with RCM as an investment professional since 1984.

Mr. Price has been a Managing Director, Senior Analyst and Portfolio Manager of RCM since 1978. He joined RCM in 1974 as a Senior Securities Analyst.

SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 Portfolios Managers Lynn Blake John Tucker

The Index Allocated Portion of the Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio Managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Portfolio.

Ms. Blake is a Senior Managing Director of SSgA FM and CIO of Passive Equities. In this capacity, Lynn oversees a team of 65 portfolio managers globally, and over 1,000 portfolios with assets in excess of $750 billion. In addition, Lynn Co-Chairs the SSgA Fiduciary Committee and is a member of the North American Product Development Committee, the IT Steering Committee, and the Senior Management Group. Prior to Lynn’s current role, she was Head of Non-US Markets of passive equities, responsible for overseeing the management of all non-US equity index strategies, as well as serving as portfolio manager for several equity index portfolios.

Mr. Tucker is a Managing Director of SSgA FM, and Co-Head of Passive Equity Strategies in North America. John is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in Boston and Montreal. He is a member of the Senior Management Group. He joined State Street in 1988 and since that time has had portfolio management responsibilities.

Wellington Management Company, LLP 280 Congress Street Boston, MA 02210 Portfolio Managers John F. Averill, CFA Nicolas B. Boullet Bruce L. Glazer Anita M. Killian, CFA Michael T. Masdea

John F. Averill, Nicolas B. Boullet, Bruce L. Glazer, Anita M. Killian and Michael T. Masdea are primarily responsible for day-to-day management of the allocated portion of the Portfolio.

Mr. Averill, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, joined Wellington Management as an investment professional in 1994. Mr. Averill has been involved in portfolio management and securities analysis for the Portfolio since 2003.

Mr. Boullet, Vice President and Global Industry Analyst of Wellington Management, joined Wellington Management as an investment professional in 2005. Mr. Boullet has been involved in portfolio management and securities analysis for the Portfolio since 2009.

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Portfolio	Manager/Sub-Advisers and Portfolio Manager(s)	Business Experience

Mr. Glazer, Senior Vice President and Global Industry Analyst of Wellington Management, joined Wellington Management as an investment professional in 1997. Mr. Glazer has been involved in portfolio management and securities analysis for the Portfolio since 2003.

Ms. Killian, CFA, Director and Global Industry Analyst affiliated with Wellington Management, joined Wellington Management as an investment professional in 2000. Ms. Killian has been involved in portfolio management and securities analysis for the Portfolio since 2003.

Mr. Masdea, Vice President and Global Industry Analyst of Wellington Management, joined Wellington Management as an investment professional in 2008. Prior to joining Wellington Management, Mr. Masdea was an investment professional at Credit Suisse from 1999 through 2008. Mr. Masdea has been involved in portfolio management and securities analysis for the Portfolio since 2010.

Management Fees

The following table shows the management fee paid by each Portfolio for the fiscal year ended December 31, 2010.

Portfolio	Management Fee (% of average daily net assets)
Multimanager Aggressive Equity	0.58%
Multimanager Core Bond	0.52%
Multimanager International Equity	0.83%
Multimanager Large Cap Core Equity	0.70%
Multimanager Large Cap Value	0.73%
Multimanager Mid Cap Growth	0.80%
Multimanager Mid Cap Value	0.80%
Multimanager Multi-Sector Bond	0.52%
Multimanager Small Cap Growth	0.85%
Multimanager Small Cap Value	0.85%
Multimanager Technology	0.95%

A discussion of the basis for the decision by the Trust’s board of trustees to approve the investment management and advisory agreements with respect to the Portfolios is available in the Trust’s Annual Report to Shareholders for the period ended December 31, 2010.

The sub-advisers are paid by FMG LLC. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by FMG LLC, without shareholder approval.

FMG LLC also provides administrative services to the Trust including coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, the Portfolios pay FMG LLC a contractual fee at an annual rate of 0.15% of the portfolios’ total average daily net assets up to and including $15 billion, 0.125% of the Portfolios’ total average daily net assets over $15 billion up to and including $30 billion, and 0.100% of the Portfolios’ total average daily net assets over $30 billion, plus $32,500 per each Portfolio whose total average annual net assets are less than $5 billion.

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Legal Proceedings Relating to the Sub-advisers

AllianceBernstein L.P.

On October 2, 2003, a purported class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the “Hindo Complaint”) was filed against the Adviser; AllianceBernstein Holding L.P. (“Holding”); AllianceBernstein Corporation; AXA Financial, Inc.; the AllianceBernstein Mutual Funds, certain officers of the Adviser (“AllianceBernstein defendants”); and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act of 1933, Sections 10(b) and 20(a) of the Securities and Exchange Act of 1934, and Sections 206 and 215 of the Investment Advisers Act of 1940. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under the Employment Retirement Income Security Act (“ERISA”) by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004.

On April 21, 2006, the firm and attorneys for plaintiffs entered into a confidential memorandum of understanding containing their agreement to settle the claims in the mutual fund shareholder, mutual fund derivative and ERISA actions. The settlement amount ($30 million) which the Adviser previously accrued and disclosed, has been disbursed to plaintiffs. A final settlement was approved by the Court in 2010, and the settlement fund is currently being distributed according to the Court ordered plan. AllianceBernstein and the other defendants in these actions continue to vigorously defend against any remaining and/or unsettled claims.

It is possible that these matters and or other developments resulting from these matters could result in increased redemptions of the affected fund’s shares or other adverse consequences to those funds. This may require those funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Portfolios. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to those funds or the Portfolios.

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (“Advisers”) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the SEC that resolved the issues resulting from the SEC’s investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC’s administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC’s approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of that settlement and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

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To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant’s proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

Janus Capital Management LLC

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought in several state and federal jurisdictions against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, two of which still remain: (i) claims by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group, Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818); and (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518).

In the First Derivative Traders case (action (i) above), a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the trial court for further proceedings. In June 2010, the United States Supreme Court agreed to review the Fourth Circuit’s decision. As a result of these developments at the Supreme Court, the trial court has stayed all further proceedings until the Supreme Court rules on the matter. In the Steinberg case (action (ii) above), the trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the Fourth Circuit Court of Appeals.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

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NorthPointe Capital, LLC

NorthPointe Holdings, LLC, the parent company of NorthPointe Capital, LLC, initiated litigation against Nationwide Emerging Managers, LLC, Nationwide Corporation, and Nationwide Mutual Insurance Company in late 2009. The lawsuit, which has been brought in the state courts in Delaware, arises from NorthPointe Holdings’ purchase of NorthPointe Capital from the Nationwide parties.

The lawsuit alleges that the Nationwide parties committed fraud and violated the purchase agreement between the parties, including the following 1) the Nationwide parties fraudulently made certain representations as to the continued relationship between NorthPointe Capital and Nationwide that were not true when they were made; 2) breaching the implied covenant of good faith and fair dealing in connection with the purchase agreement, and; 3) breaching the purchase agreement by wrongfully moving assets away from NorthPointe Capital, among other breaches.

The Nationwide parties filed a motion to dismiss, which was DENIED by the Delaware Superior Court. NorthPointe Holdings is currently engaged in heavy discovery. The Nationwide parties have asserted the usual defenses as well as filing a counterclaim. There are no allegations by Nationwide which relate directly or indirectly to the investment advisory business of NorthPointe, and the ongoing litigation will have no current material impact on NorthPointe or its operations. NorthPointe Holdings’ claims of fraud and breach of contract will be decided before any other issues are considered. We expect a trial in 2011.

Pacific Investment Management Company LLC (“PIMCO”)

Regulatory and Litigation Matters

In Kohen v. PIMCO and PIMCO Funds, plaintiffs challenged certain trades by PIMCO in the June 2005 10 year futures contract. PIMCO’s position is that all such trades were properly designed to secure best execution for its clients. The parties resolved this matter through settlement, which resolves all of the claims against PIMCO and PIMCO Funds. In settling this matter, PIMCO and PIMCO Funds deny any liability. This settlement is purely private in nature and not a regulatory matter.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain registered investment companies and other funds managed by PIMCO — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

PORTFOLIO SERVICES

Buying and Selling Shares

Each Portfolio offers Class A, Class B and Class K shares. All shares are purchased and sold at their net asset value without any sales load. Class K Shares are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans. These Portfolios are not designed for market-timers, see the section entitled “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase and Redemption Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of a Portfolio may adversely affect portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios (or ETFs in which a Portfolio invests) that invest a significant portion of their assets in foreign securities (e.g., International Equity Portfolio), the securities of small- and mid-capitalization companies (e.g., Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio) or high-yield securities (e.g., Multi-Sector Bond Portfolio) tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas markets but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s board of trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s polices and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders, including any Contractholders whose accounts are held through omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which FMG and its affiliates, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on the ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If FMG LLC, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, FMG LLC or an affiliate may, among other things, restrict the availability of personal telephone requests, facsimile

PORTFOLIO SERVICES (cont’d)

transmissions, automated telephone services, internet services or any electronic transfer services. FMG LLC or an affiliate may also refuse to act on transfer instructions on an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, FMG LLC or an affiliate may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, FMG LLC or an affiliate sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, FMG LLC or an affiliate may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, FMG LLC or an affiliate currently will restrict the availability of voice, fax and automated transaction services. FMG LLC or an affiliate currently will apply such action for the remaining life of each affected Contract. Because FMG LLC or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although Contractholders who have engaged in disruptive transfer activity currently receive letters notifying them of FMG LLC’s or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future. Consistent with seeking to discourage potentially disruptive transfer activity, FMG LLC, an affiliate thereof or the Trust also may, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of portfolio shares also apply to retirement plan participants, but do not apply to transfers or purchases and redemptions of portfolio shares by funds of funds managed by FMG LLC.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Portfolio.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Portfolio described in this Prospectus.

Restriction	Situation
The Portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.
A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of FMG LLC.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

PORTFOLIO SERVICES (cont’d)

•	The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

•

A Portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s board of trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — for exchange-traded options, last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last settlement price or, if there is no sale, latest available bid price.

•

Investment Company Securities — shares of open-end mutual funds (other than ETFs) held by a portfolio will be valued at the net asset value of the shares of such funds as described in those funds’ prospectuses.

Securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith under the direction of the Trust’s board of trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing (a method that takes into consideration the value of other securities with similar characteristics, such as ratings, yield and maturity), discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition on the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value is determined, may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust deems that the event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s board of trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

Dividends and Other Distributions

The Portfolios (other than the Core Bond Portfolio) generally distribute most or all of their net investment income and their net realized gains, if any, annually. The Core Bond Portfolio normally pays income dividends monthly, and its net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

Tax Consequences

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including its requirements regarding types of

PORTFOLIO SERVICES (cont’d)

investments, limits on investments, types of income, and distributions. To comply with all these requirements may, from time to time, necessitate a Portfolio’s disposition of one or more investments when it might not otherwise do so. A regulated investment company that satisfies the federal tax requirements is not taxed at the entity (portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if any Portfolio does have any federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds (and certain other requirements) foreign currencies could be subject to foreign taxes that would reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements), because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a “look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet the investment diversification rules for separate accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. FMG LLC, in its capacity as Manager and as the administrator for the Trust, therefore carefully monitors the Portfolios’ compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Additional Information

Portfolio Distribution Arrangements

The Portfolios are distributed by AXA Distributors, LLC, an affiliate of FMG LLC (the “Distributor”). The Distributor may receive payments from certain sub-advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the sub-advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the sub-advisers with increased access to persons involved in the distribution of the Contract. The Distributor also may receive other marketing support from the sub-advisers in connection with the distribution of the Contracts.

GLOSSARY OF TERMS

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a portfolio’s shareholders of profits earned from selling securities in that portfolio. Capital gain distributions are usually paid once a year.

Core investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Derivative — A financial instrument whose value and performance are based on the value and performance of an underlying asset, reference rate or index.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a portfolio on any given day without taking into account any front-end sales charge or contingent deferred sales charge. It is determined by dividing a portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which a portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

DESCRIPTION OF BENCHMARKS

Each Portfolio’s performance is compared to that of a broad-based securities market index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

Barclays Capital U.S. Aggregate Bond Index

Covers the U.S. investment-grade fixed-rate, taxable bond market, including government and credit securities, taxable municipal securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s, and rated BBB- or better by S&P and Fitch, have a fixed coupon rate, and be U.S. dollar denominated.

Barclays Capital U.S. Universal Index

The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, Rule 144A securities and emerging market debt with maturities of at least one year.

Barclays Capital Intermediate U.S. Government/Credit Index

The Barclays Capital Intermediate U.S. Government/Credit Index covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities.

Morgan Stanley Capital International EAFE Index

Is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Russell 1000® Index

Contains 1,000 of the largest companies in the Russell 3000 Index, representing approximately 92% of the investable U.S. equity market. The Russell 3000 Index is composed of 3,000 large U.S. securities, as determined by total market capitalization. This index is capitalization weighted and represents approximately 98% of the investable U.S. equity market.

Russell 1000® Value Index

Contains those Russell 1000 Index securities (approximately 1,000 of the largest securities in the Russell 3000 Index) with lower forecasted growth values. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 2000® Growth Index

Is an unmanaged index which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index contains approximately 2,000 of the smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index.

Russell 2000® Value Index

Is an unmanaged index which measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index contains approximately 2,000 of the smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index.

Russell 2500™ Growth Index

Is an unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index contains approximately 2,500 of the smallest companies in the Russell 3000 Index.

DESCRIPTION OF BENCHMARKS (cont’d)

Russell 2500™ Value Index

Is an unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index contains approximately 2,500 of the smallest companies in the Russell 3000 Index.

Russell 3000® Growth Index

Is an unmanaged index that measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is composed of the 3,000 largest U.S. securities as determined by total market capitalization. The index is capitalization weighted and represents approximately 98% of the investable U.S. equity market.

Standard & Poor’s 500 Composite Stock Index

Contains securities of 500 of the largest U.S. companies deemed by Standard & Poor’s (“S&P”) to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

S&P North American Technology Sector Index

Is a modified capitalization-weighted index composed of companies involved in the technology industry.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance for each Portfolio. The financial information in the table below is for the past five (5) years. The financial information below has been derived from the financial statements of each Portfolio, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Portfolio’s financial statements as of December 31, 2010 and the financial statements themselves appear in the Trust’s Annual Report.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, the Class K shares have no financial history. The Class K shares have the same expenses as the Class A shares.

Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s SAI and available upon request.

Multimanager Aggressive Equity Portfolio(p)(q)

	Class A
	Year Ended December 31,
	2010		2009	2008		2007	2006
Net asset value, beginning of year	$23.37		$17.03	$32.11		$28.78	$27.36

Income (loss) from investment operations:
Net investment income (loss)	0.14	(e)	0.19 (e)	0.08	(e)	0.04 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	4.03		6.23	(15.09)		3.32	1.42

Total from investment operations	4.17		6.42	(15.01)		3.36	1.47

Capital contribution from affiliate(†)	—		—	0.06		—	—

Less distributions:
Dividends from net investment income	(0.22)		(0.08)	(0.13)		(0.03)	(0.05)

Net asset value, end of year	$27.32		$23.37	$17.03		$32.11	$28.78

Total return	17.92	%(aa)	37.69%	(46.55	)%(n)	11.69%	5.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,009,682		$914,031	$690,098		$2,638,093	$2,332,898
Ratio of expenses to average net assets:
After fees paid indirectly	0.76%		0.67%	0.77%		0.72%	0.78%
Before fees paid indirectly	0.77%		0.82%	0.79%		0.79%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	0.56%		0.96%	0.31%		0.14%	0.20%
Before fees paid indirectly	0.55%		0.81%	0.30%		0.07%	0.18%
Portfolio turnover rate	54%		91%	98%		87%	90%

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010		2009		2008		2007		2006
Net asset value, beginning of year	$22.97		$16.74		$31.56		$28.33		$26.96

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.16	(e)	0.02	(e)	(0.03	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	4.03		6.09		(14.82)		3.26		1.38

Total from investment operations	4.03		6.25		(14.80)		3.23		1.37

Capital contribution from affiliate(†)	—		—		0.07		—		—

Less distributions:
Dividends from net investment income	(0.15)		(0.02)		(0.09)		—		—

Net asset value, end of year	$26.85		$22.97		$16.74		$31.56		$28.33

Total return	17.63	%(bb)	37.34%		(46.68	)%(o)	11.40%		5.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$696,114		$430,402		$115,805		$244,593		$261,648
Ratio of expenses to average net assets:
After fees paid indirectly	1.01%		0.92%		1.02%		0.97%		1.03%
Before fees paid indirectly	1.02%		1.07	%(c)	1.04%		1.04%		1.05%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.02)%		0.79%		0.08%		(0.10)%		(0.05)%
Before fees paid indirectly	(0.02)%		0.65%		0.06%		(0.18)%		(0.07)%
Portfolio turnover rate	54%		91%		98%		87%		90%

(#)	Per share amount is less than $0.005.
(†)	The capital contribution from affiliate is related to certain adjustments to historic net asset values.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(n)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.77)%.
(o)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.87)%.
(p)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the Multimanager Health Care Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the Multimanager Aggressive Equity Portfolio.
(q)	On September 17, 2010, this Portfolio received, through a substitution transaction, the assets and liabilities of Multimanager Large Cap Growth Portfolio that followed the same objectives as this Portfolio.
(aa)	Includes a gain incurred resulting in a litigation payment. Without this gain, the total return would have been 17.83%.
(bb)	Includes a gain incurred resulting in a litigation payment. Without this gain, the total return would have been 17.58%.

FINANCIAL HIGHLIGHTS (cont’d)

Multimanager Core Bond Portfolio

	Class A
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.27	$9.86	$10.38	$10.21	$10.25

Income (loss) from investment operations:
Net investment income (loss)	0.30 (e)	0.36 (e)	0.46 (e)	0.47 (e)	0.44 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.37	0.46	(0.19)	0.17	(0.04)

Total from investment operations	0.67	0.82	0.27	0.64	0.40

Less distributions:
Dividends from net investment income	(0.32)	(0.38)	(0.52)	(0.47)	(0.44)
Distributions from net realized gains	(0.14)	(0.03)	(0.27)	—	—

Total dividends and distributions	(0.46)	(0.41)	(0.79)	(0.47)	(0.44)

Net asset value, end of year	$10.48	$10.27	$9.86	$10.38	$10.21

Total return	6.60%	8.44%	2.55%	6.53%	3.96%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,826,132	$2,796,284	$2,481,594	$2,088,488	$1,911,399
Ratio of expenses to average net assets:
After waivers	0.69%	0.71%	0.75%	0.71%	0.70%
Before waivers	0.69%	0.71%	0.76%	0.76%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers	2.80%	3.51%	4.55%	4.62%	4.31%
Before waivers	2.80%	3.51%	4.54%	4.57%	4.24%
Portfolio turnover rate	492%	623%	431%	475%	366%

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.29	$9.88	$10.40	$10.20	$10.24

Income (loss) from investment operations:
Net investment income (loss)	0.27 (e)	0.33 (e)	0.44 (e)	0.44 (e)	0.41 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.38	0.47	(0.20)	0.18	(0.03)

Total from investment operations	0.65	0.80	0.24	0.62	0.38

Less distributions:
Dividends from net investment income	(0.30)	(0.36)	(0.49)	(0.42)	(0.42)
Distributions from net realized gains	(0.14)	(0.03)	(0.27)	—	—

Total dividends and distributions	(0.44)	(0.39)	(0.76)	(0.42)	(0.42)

Net asset value, end of year	$10.50	$10.29	$9.88	$10.40	$10.20

Total return	6.33%	8.16%	2.30%	6.23%	3.80%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,388,875	$1,252,270	$912,195	$829,932	$825,182
Ratio of expenses to average net assets:
After waivers	0.94%	0.96%	1.00%	0.96%	0.95%
Before waivers	0.94%	0.96%	1.01%	1.01%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers	2.55%	3.25%	4.29%	4.37%	4.04%
Before waivers	2.55%	3.25%	4.28%	4.32%	3.97%
Portfolio turnover rate	492%	623%	431%	475%	366%

(e)	Net investment income is based on average shares outstanding.

FINANCIAL HIGHLIGHTS (cont’d)

Multimanager International Equity Portfolio

	Class A
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.62	$8.29	$16.38	$15.58	$13.03

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.14 (e)	0.28 (e)	0.21 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.64	2.37	(7.90)	1.73	3.20

Total from investment operations	0.77	2.51	(7.62)	1.94	3.31

Less distributions:
Dividends from net investment income	(0.35)	(0.18)	(0.22)	(0.16)	(0.11)
Distributions from net realized gains	—	—	(0.25)	(0.98)	(0.65)

Total dividends and distributions	(0.35)	(0.18)	(0.47)	(1.14)	(0.76)

Net asset value, end of year	$11.04	$10.62	$8.29	$16.38	$15.58

Total return	7.32%	30.28%	(47.13)%	12.73%	25.58%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$416,772	$592,797	$1,448,943	$2,193,441	$1,356,428
Ratio of expenses to average net assets:
After reimbursements	1.04%	0.97%	1.25%	1.23%	1.27%
After reimbursements and fees paid indirectly	1.04%	0.97%	1.25%	1.23%	1.27%
Before reimbursements and fees paid indirectly	1.04%	1.06%	1.25%	1.23%	1.28%
Ratio of net investment income (loss) to average net assets:
After reimbursements	1.29%	1.65%	2.19%	1.27%	0.78%
After reimbursements and fees paid indirectly	1.29%	1.65%	2.19%	1.27%	0.78%
Before reimbursements and fees paid indirectly	1.29%	1.56%	2.19%	1.27%	0.77%
Portfolio turnover rate	47%	87%	56%	47%	45%

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010	2009		2008	2007	2006
Net asset value, beginning of year	$10.61	$8.28		$16.35	$15.56	$13.01

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.15	(e)	0.26 (e)	0.17 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.62	2.33		(7.88)	1.72	3.17

Total from investment operations	0.73	2.48		(7.62)	1.89	3.27

Less distributions:
Dividends from net investment income	(0.32)	(0.15)		(0.20)	(0.12)	(0.07)
Distributions from net realized gains	—	—		(0.25)	(0.98)	(0.65)

Total dividends and distributions	(0.32)	(0.15)		(0.45)	(1.10)	(0.72)

Net asset value, end of year	$11.02	$10.61		$8.28	$16.35	$15.56

Total return	6.95%	29.99%		(47.23)%	12.39%	25.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$575,326	$594,043		$467,913	$905,461	$765,683
Ratio of expenses to average net assets:
After reimbursements	1.29%	1.25%		1.49%	1.48%	1.52%
After reimbursements and fees paid indirectly	1.29%	1.25%		1.49%	1.48%	1.52%
Before reimbursements and fees paid indirectly	1.29%	1.31	%(c)	1.49%	1.48%	1.53%
Ratio of net investment income (loss) to average net assets:
After reimbursements	1.09%	1.66%		1.99%	1.08%	0.68%
After reimbursements and fees paid indirectly	1.09%	1.66%		1.99%	1.08%	0.68%
Before reimbursements and fees paid indirectly	1.09%	1.62%		1.99%	1.08%	0.67%
Portfolio turnover rate	47%	87%		56%	47%	45%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

FINANCIAL HIGHLIGHTS (cont’d)

Multimanager Large Cap Core Equity Portfolio

	Class A
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$9.14	$6.98	$11.66	$11.96	$10.79

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12 (e)	0.08 (e)	0.09 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.02	2.18	(4.67)	0.52	1.40

Total from investment operations	1.08	2.30	(4.59)	0.61	1.48

Less distributions:
Dividends from net investment income	(0.05)	(0.14)	(0.07)	(0.08)	(0.07)
Distributions from net realized gains	—	—	(0.02)	(0.83)	(0.24)

Total dividends and distributions	(0.05)	(0.14)	(0.09)	(0.91)	(0.31)

Net asset value, end of year	$10.17	$9.14	$6.98	$11.66	$11.96

Total return	11.84%	32.92%	(39.40)%	5.22%	13.84%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$585,508	$554,828	$764,481	$842,193	$598,068
Ratio of expenses to average net assets:
After waivers	0.90%	0.92%	1.10%	1.10%	1.10%
After waivers and fees paid indirectly	0.90%	0.81%	1.09%	1.09%	1.08%
Before waivers and fees paid indirectly	0.90%	0.92%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers	0.59%	1.42%	0.86%	0.74%	0.73%
After waivers and fees paid indirectly	0.60%	1.54%	0.86%	0.74%	0.75%
Before waivers and fees paid indirectly	0.59%	1.42%	0.86%	0.74%	0.72%
Portfolio turnover rate	44%	85%	50%	51%	49%

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010	2009		2008	2007	2006
Net asset value, beginning of year	$9.14	$6.98		$11.67	$11.96	$10.79

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.09	(e)	0.06 (e)	0.06 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.03	2.18		(4.68)	0.53	1.39

Total from investment operations	1.06	2.27		(4.62)	0.59	1.45

Less distributions:
Dividends from net investment income	(0.03)	(0.11)		(0.05)	(0.05)	(0.04)
Distributions from net realized gains	—	—		(0.02)	(0.83)	(0.24)

Total dividends and distributions	(0.03)	(0.11)		(0.07)	(0.88)	(0.28)

Net asset value, end of year	$10.17	$9.14		$6.98	$11.67	$11.96

Total return	11.56%	32.58%		(39.61)%	5.05%	13.56%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$170,662	$157,673		$116,354	$215,406	$208,296
Ratio of expenses to average net assets:
After waivers	1.15%	1.17	%(c)	1.35%	1.35%	1.35%
After waivers and fees paid indirectly	1.15%	1.10%		1.34%	1.34%	1.33%
Before waivers and fees paid indirectly	1.15%	1.17	%(c)	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers	0.34%	1.14%		0.58%	0.49%	0.47%
After waivers and fees paid indirectly	0.35%	1.22%		0.59%	0.50%	0.49%
Before waivers and fees paid indirectly	0.34%	1.14%		0.58%	0.49%	0.47%
Portfolio turnover rate	44%	85%		50%	51%	49%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

FINANCIAL HIGHLIGHTS (cont’d)

Multimanager Large Cap Value Portfolio

	Class A
	Year Ended December 31,
	2010	2009		2008	2007	2006
Net asset value, beginning of year	$8.72	$7.21		$11.79	$12.83	$11.19

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.15	(e)	0.18 (e)	0.19 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.07	1.53		(4.58)	0.29	2.05

Total from investment operations	1.17	1.68		(4.40)	0.48	2.19

Less distributions:
Dividends from net investment income	(0.11)	(0.17)		(0.16)	(0.18)	(0.12)
Distributions from net realized gains	—	—		(0.02)	(1.34)	(0.43)

Total dividends and distributions	(0.11)	(0.17)		(0.18)	(1.52)	(0.55)

Net asset value, end of year	$9.78	$8.72		$7.21	$11.79	$12.83

Total return	13.39%	23.29%		(37.33)%	3.88%	19.62%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$885,584	$1,018,251		$1,180,738	$1,220,184	$914,471
Ratio of expenses to average net assets:
After fees paid indirectly	0.91%	0.82	%(c)	1.03%	1.01%	1.06%
Before fees paid indirectly	0.91%	0.93%		1.05%	1.07%	1.10%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	1.14%	2.04%		1.82%	1.44%	1.16%
Before fees paid indirectly	1.13%	1.92%		1.79%	1.38%	1.12%
Portfolio turnover rate	35%	77%		60%	77%	63%

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010	2009		2008	2007		2006
Net asset value, beginning of year	$8.72	$7.21		$11.79	$12.83		$11.19

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.13	(e)	0.15 (e)	0.16	(e)	0.11	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.06	1.53		(4.57)	0.29		2.05

Total from investment operations	1.14	1.66		(4.42)	0.45		2.16

Less distributions:
Dividends from net investment income	(0.08)	(0.15)		(0.14)	(0.15)		(0.09)
Distributions from net realized gains	—	—		(0.02)	(1.34)		(0.43)

Total dividends and distributions	(0.08)	(0.15)		(0.16)	(1.49)		(0.52)

Net asset value, end of year	$9.78	$8.72		$7.21	$11.79		$12.83

Total return	13.11%	22.97%		(37.49)%	3.61%		19.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$489,324	$484,944		$439,812	$718,323		$702,312
Ratio of expenses to average net assets:
After fees paid indirectly	1.16%	1.07	%(c)	1.28%	1.26	%(c)	1.31	%(c)
Before fees paid indirectly	1.16%	1.18%		1.30%	1.32%		1.35%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	0.89%	1.73%		1.53%	1.18%		0.89%
Before fees paid indirectly	0.88%	1.63%		1.51%	1.12%		0.85%
Portfolio turnover rate	35%	77%		60%	77%		63%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

FINANCIAL HIGHLIGHTS (cont’d)

Multimanager Mid Cap Growth Portfolio

	Class A
	Year Ended December 31,
	2010		2009		2008		2007		2006
Net asset value, beginning of year	$7.27		$5.11		$9.13		$9.04		$9.12

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	—	#(e)	(0.04	)(e)	(0.07	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.00		2.16		(3.90)		1.14		0.96

Total from investment operations	1.97		2.16		(3.94)		1.07		0.89

Less distributions:
Distributions from net realized gains	—		—		(0.08)		(0.98)		(0.97)

Net asset value, end of year	$9.24		$7.27		$5.11		$9.13		$9.04

Total return	27.10%		42.27%		(43.47)%		12.22%		9.83%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$78,095		$84,705		$151,539		$303,194		$230,585
Ratio of expenses to average net assets:
After reimbursements	1.04%		0.78%		1.21%		1.27%		1.26%
After reimbursements and fees paid indirectly	1.03%		0.78%		1.21%		1.27%		1.26%
Before reimbursements and fees paid indirectly	1.04%		1.07%		1.31%		1.30%		1.30%
Ratio of net investment income (loss) to average net assets:
After reimbursements	(0.43)%		(0.05)%		(0.50)%		(0.67)%		(0.74)%
After reimbursements and fees paid indirectly	(0.43)%		(0.05)%		(0.50)%		(0.67)%		(0.74)%
Before reimbursements and fees paid indirectly	(0.44)%		(0.34)%		(0.61)%		(0.70)%		(0.78)%
Portfolio turnover rate	65%		122%		128%		81%		77%

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010		2009		2008		2007		2006
Net asset value, beginning of year	$7.08		$4.99		$8.95		$8.90		$9.01

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(e)	(0.02	)(e)	(0.05	)(e)	(0.09	)(e)	(0.09	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.96		2.11		(3.83)		1.12		0.95

Total from investment operations	1.91		2.09		(3.88)		1.03		0.86

Less distributions:
Distributions from net realized gains	—		—		(0.08)		(0.98)		(0.97)

Net asset value, end of year	$8.99		$7.08		$4.99		$8.95		$8.90

Total return	26.98%		41.88%		(43.68)%		11.97%		9.62%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$464,630		$394,599		$288,031		$554,500		$543,139
Ratio of expenses to average net assets:
After reimbursements	1.29%		1.15%		1.46%		1.52%		1.51%
After reimbursements and fees paid indirectly	1.28%		1.15%		1.46%		1.52%		1.51%
Before reimbursements and fees paid indirectly	1.29%		1.32%		1.56	%(c)	1.55%		1.55%
Ratio of net investment income (loss) to average net assets:
After reimbursements	(0.67)%		(0.42)%		(0.75)%		(0.93)%		(0.99)%
After reimbursements and fees paid indirectly	(0.67)%		(0.42)%		(0.75)%		(0.93)%		(0.99)%
Before reimbursements and fees paid indirectly	(0.68)%		(0.59)%		(0.86)%		(0.96)%		(1.03)%
Portfolio turnover rate	65%		122%		128%		81%		77%

#	Per share amount is less than $0.005
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

FINANCIAL HIGHLIGHTS (cont’d)

Multimanager Mid Cap Value Portfolio

	Class A
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$8.12	$5.77	$9.19	$10.03	$9.74

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.11 (e)	0.06 (e)	0.02 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.98	2.47	(3.33)	— #	1.41

Total from investment operations	2.04	2.58	(3.27)	0.02	1.44

Less distributions:
Dividends from net investment income	(0.09)	(0.23)	(0.05)	—	(0.02)
Distributions from net realized gains	—	—	(0.10)	(0.86)	(1.13)

Total dividends and distributions	(0.09)	(0.23)	(0.15)	(0.86)	(1.15)

Net asset value, end of year	$10.07	$8.12	$5.77	$9.19	$10.03

Total return	25.19%	44.90%	(35.88)%	0.31%	15.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$64,756	$95,496	$330,996	$535,842	$387,990
Ratio of expenses to average net assets:
After reimbursements	1.02%	0.58%	1.15%	1.28%	1.30%
After reimbursements and fees paid indirectly	1.00%	0.58%	1.15%	1.28%	1.30%
Before reimbursements and fees paid indirectly	1.02%	1.04%	1.30%	1.29%	1.31%
Ratio of net investment income (loss) to average net assets:
After reimbursements	0.64%	1.76%	0.78%	0.17%	0.25%
After reimbursements and fees paid indirectly	0.65%	1.76%	0.78%	0.17%	0.25%
Before reimbursements and fees paid indirectly	0.63%	1.29%	0.62%	0.17%	0.24%
Portfolio turnover rate	51%	95%	78%	60%	67%

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010	2009		2008	2007		2006
Net asset value, beginning of year	$7.96	$5.66		$9.01	$9.87		$9.61

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.08	(e)	0.04 (e)	(0.01	)(e)	—	#(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.95	2.42		(3.25)	0.01		1.39

Total from investment operations	1.98	2.50		(3.21)	—		1.39

Less distributions:
Dividends from net investment income	(0.07)	(0.20)		(0.04)	—		—
Distributions from net realized gains	—	—		(0.10)	(0.86)		(1.13)

Total dividends and distributions	(0.07)	(0.20)		(0.14)	(0.86)		(1.13)

Net asset value, end of year	$9.87	$7.96		$5.66	$9.01		$9.87

Total return	24.86%	44.46%		(35.99)%	0.10%		14.75%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$553,947	$461,709		$320,011	$539,894		$599,824
Ratio of expenses to average net assets:
After reimbursements	1.27%	1.13%		1.39%	1.53%		1.55%
After reimbursements and fees paid indirectly	1.25%	1.13%		1.39%	1.53%		1.55%
Before reimbursements and fees paid indirectly	1.27%	1.29	%(c)	1.55%	1.54%		1.56	%(c)
Ratio of net investment income (loss) to average net assets:
After reimbursements	0.38%	1.25%		0.54%	(0.08)%		(0.01)%
After reimbursements and fees paid indirectly	0.39%	1.25%		0.54%	(0.08)%		(0.01)%
Before reimbursements and fees paid indirectly	0.37%	1.05%		0.38%	(0.09)%		(0.02)%
Portfolio turnover rate	51%	95%		78%	60%		67%

#	Per share amount is less than $0.01.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

FINANCIAL HIGHLIGHTS (cont’d)

Multimanager Multi-Sector Bond Portfolio

	Class A
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$3.74	$3.56	$5.34	$5.61	$5.47

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.18 (e)	0.44 (e)	0.45 (e)	0.42 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.12	0.18	(1.72)	(0.27)	0.14

Total from investment operations	0.25	0.36	(1.28)	0.18	0.56

Less distributions:
Dividends from net investment income	(0.11)	(0.18)	(0.50)	(0.45)	(0.42)

Total dividends and distributions	(0.11)	—	—	—	—

Net asset value, end of year	$3.88	$3.74	$3.56	$5.34	$5.61

Total return	6.79%	10.09%	(23.39)%	3.29%	10.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,731,954	$911,802	$682,451	$887,961	$855,156
Ratio of expenses to average net assets	0.70%	0.74%	0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets	3.20%	4.72%	8.81%	7.78%	7.45%
Portfolio turnover rate	261%	371%	155%	108%	103%

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010		2009		2008	2007	2006
Net asset value, beginning of year	$3.72		$3.55		$5.32	$5.58	$5.44

Income (loss) from investment operations:
Net investment income (loss)	0.12	(e)	0.17	(e)	0.42 (e)	0.43 (e)	0.41 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.13		0.17		(1.70)	(0.25)	0.13

Total from investment operations	0.25		0.34		(1.28)	0.18	0.54

Less distributions:
Dividends from net investment income	(0.10)		(0.17)		(0.49)	(0.44)	(0.40)

Total dividends and distributions	(0.10)		—		—	—	—

Net asset value, end of year	$3.87		$3.72		$3.55	$5.32	$5.58

Total return	6.82%		9.53%		(23.55)%	3.18%	9.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$716,263		$670,375		$623,307	$1,034,629	$1,101,281
Ratio of expenses to average net assets	0.95	%(c)	0.99	%(c)	1.01%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets	2.99%		4.62%		8.46%	7.53%	7.20%
Portfolio turnover rate	261%		371%		155%	108%	103%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

FINANCIAL HIGHLIGHTS (cont’d)

Multimanager Small Cap Growth Portfolio(d)

	Class A
	Year Ended December 31,			January 22, 2008* to December 31, 2008
	2010		2009
Net asset value, beginning of period	$6.95		$5.15	$7.61

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	0.01 (e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments and futures	1.96		1.79	(2.39)

Total from investment operations	1.93		1.80	(2.43)

Less distributions:
Distributions from net realized gains	—		—	(0.03)

Net asset value, end of period	$8.88		$6.95	$5.15

Total return(b)	27.77%		34.95%	(32.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$391,893		$315,379	$367,823
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.04%		0.75%	1.30	%(c)
After waivers, reimbursements and fees paid indirectly(a)	1.03%		0.75%	1.30	%(c)
Before waivers, reimbursements and fees paid indirectly(a)	1.05%		1.07%	1.35	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	(0.47)%		0.15%	(0.59)%
After waivers, reimbursements and fees paid indirectly(a)	(0.46)%		0.15%	(0.59)%
Before waivers, reimbursements and fees paid indirectly(a)	(0.47)%		(0.17)%	(0.64)%
Portfolio turnover rate	44%		116%	98%

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010		2009		2008		2007		2006
Net asset value, beginning of year	$6.92		$5.13		$8.91		$9.52		$8.76

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(e)	(0.01	)(e)	(0.06	)(e)	(0.02	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.96		1.80		(3.69)		0.33		0.95

Total from investment operations	1.91		1.79		(3.75)		0.31		0.88

Less distributions:
Distributions from net realized gains	—		—		(0.03)		(0.92)		(0.12)

Net asset value, end of year	$8.83		$6.92		$5.13		$8.91		$9.52

Total return	27.60%		34.89%		(42.21)%		3.60%		10.26%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$344,710		$293,221		$207,749		$392,037		$277,810
Ratio of expenses to average net assets:
After waivers and reimbursements	1.29%		1.32%		1.53%		1.47%		1.30%
After waivers, reimbursements and fees paid indirectly	1.28	%(c)	1.14%		1.48%		1.27%		1.30%
Before waivers, reimbursements and fees paid indirectly	1.30%		1.32%		1.53%		1.54%		1.39%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	(0.71)%		(0.42)%		(0.90)%		(0.39)%		(0.77)%
After waivers, reimbursements and fees paid indirectly	(0.71)%		(0.24)%		(0.85)%		(0.19)%		(0.77)%
Before waivers, reimbursements and fees paid indirectly	(0.72)%		(0.42)%		(0.90)%		(0.46)%		(0.85)%
Portfolio turnover rate	44%		116%		98%		177%		279%

*	Commencement of operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(d)	On July 6, 2007, this Portfolio received, through a merger, the assets and liabilities of the EQ/Wells Fargo Montgomery Small Cap Portfolio that followed the same investment objectives of this Portfolio. Information for the year ended December 31, 2007 includes the results of the operations of the predecessor EQ/Wells Fargo Montgomery Small Cap Portfolio from January 1, 2007 through July 6, 2007.
(e)	Net investment income is based on average shares outstanding.

FINANCIAL HIGHLIGHTS (cont’d)

Multimanager Small Cap Value Portfolio

	Class A
	Year Ended December 31,
	2010	2009	2008	2007		2006
Net asset value, beginning of year	$8.67	$6.92	$11.23	$13.70		$13.37

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.08 (e)	0.05 (e)	0.10	(e)	0.07	(e)
Net realized and unrealized gain (loss) on investments and futures	2.12	1.77	(4.28)	(1.42)		2.09

Total from investment operations	2.16	1.85	(4.23)	(1.32)		2.16

Less distributions:
Dividends from net investment income	(0.04)	(0.10)	(0.04)	(0.07)		(0.08)
Distributions from net realized gains	—	—	(0.04)	(1.08)		(1.75)

Total dividends and distributions	(0.04)	(0.10)	(0.08)	(1.15)		(1.83)

Net asset value, end of year	$10.79	$8.67	$6.92	$11.23		$13.70

Total return	24.93%	26.76%	(37.75)%	(9.62)%		16.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$227,924	$201,332	$242,715	$628,684		$577,637
Ratio of expenses to average net assets:
After waivers and reimbursements	1.03%	1.05%	1.23%	1.07	%(c)	0.85	%(c)
After waivers, reimbursements and fees paid indirectly	1.03%	0.77%	1.17%	1.06%		0.77	%(c)
Before waivers, reimbursements and fees paid indirectly	1.04%	1.05%	1.23%	1.10%		0.85	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.45%	0.82%	0.42%	0.71%		0.40	%(c)
After waivers, reimbursements and fees paid indirectly	0.45%	1.09%	0.47%	0.72%		0.47	%(c)
Before waivers, reimbursements and fees paid indirectly	0.44%	0.82%	0.42%	0.68%		0.40	%(c)
Portfolio turnover rate	20%	63%	98%	103%		114%

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010	2009	2008	2007		2006
Net asset value, beginning of year	$8.68	$6.93	$11.24	$13.71		$13.38

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.06 (e)	0.02 (e)	0.07	(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and futures	2.10	1.77	(4.27)	(1.42)		2.09

Total from investment operations	2.12	1.83	(4.25)	(1.35)		2.12

Less distributions:
Dividends from net investment income	(0.01)	(0.08)	(0.02)	(0.04)		(0.04)
Distributions from net realized gains	—	—	(0.04)	(1.08)		(1.75)

Total dividends and distributions	(0.01)	(0.08)	(0.06)	(1.12)		(1.79)

Net asset value, end of year	$10.79	$8.68	$6.93	$11.24		$13.71

Total return	24.48%	26.40%	(37.87)%	(9.84)%		16.07%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$645,864	$581,340	$506,586	$980,945		$1,326,859
Ratio of expenses to average net assets:
After waivers and reimbursements	1.28%	1.30%	1.48%	1.32	%(c)	1.10	%(c)
After waivers, reimbursements and fees paid indirectly	1.28%	1.03%	1.42%	1.31	%(c)	1.02	%(c)
Before waivers, reimbursements and fees paid indirectly	1.29%	1.30%	1.48%	1.35	%(c)	1.10	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.20%	0.60%	0.17%	0.48%		0.15	%(c)
After waivers, reimbursements and fees paid indirectly	0.20%	0.87%	0.23%	0.50%		0.22	%(c)
Before waivers, reimbursements and fees paid indirectly	0.19%	0.60%	0.17%	0.46%		0.15	%(c)
Portfolio turnover rate	20%	63%	98%	103%		114%

(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

FINANCIAL HIGHLIGHTS (cont’d)

Multimanager Technology Portfolio

	Class A
	Year Ended December 31,
	2010		2009		2008		2007		2006
Net asset value, beginning of year	$11.10		$6.99		$13.18		$11.12		$10.34

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.01	)(e)	(0.05	)(e)	(0.08	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.04		4.12		(6.14)		2.14		0.85

Total from investment operations	2.00		4.11		(6.19)		2.06		0.78

Net asset value, end of year	$13.10		$11.10		$6.99		$13.18		$11.12

Total return	18.02%		58.80%		(46.97)%		18.53%		7.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,776		$11,949		$7,124		$36,248		$28,469
Ratio of expenses to average net assets:
After fees paid indirectly	1.14%		1.09%		1.41%		1.41%		1.39%
Before fees paid indirectly	1.16%		1.19%		1.42%		1.42%		1.43%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.34)%		(0.08)%		(0.41)%		(0.62)%		(0.69)%
Before fees paid indirectly	(0.35)%		(0.19)%		(0.42)%		(0.63)%		(0.72)%
Portfolio turnover rate	84%		129%		148%		132%		163%

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010		2009		2008		2007		2006
Net asset value, beginning of year	$10.88		$6.86		$12.98		$10.98		$10.23

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(e)	(0.03	)(e)	(0.07	)(e)	(0.11	)(e)	(0.10	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.99		4.05		(6.05)		2.11		0.85

Total from investment operations	1.93		4.02		(6.12)		2.00		0.75

Net asset value, end of year	$12.81		$10.88		$6.86		$12.98		$10.98

Total return	17.74%		58.60%		(47.15)%		18.21%		7.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$663,895		$602,145		$331,894		$656,676		$516,556
Ratio of expenses to average net assets:
After fees paid indirectly	1.39%		1.34%		1.66	%(c)	1.66%		1.64%
Before fees paid indirectly	1.41%		1.44%		1.67	%(c)	1.67%		1.68%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.58)%		(0.33)%		(0.73)%		(0.87)%		(0.94)%
Before fees paid indirectly	(0.60)%		(0.43)%		(0.74)%		(0.88)%		(0.97)%
Portfolio turnover rate	84%		129%		148%		132%		163%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

If you would like more information about the Portfolios, the following documents (including a copy of this Prospectus) are available at the Trust’s website: www.axa-equitablefunds.com, free of charge.

Annual and Semi-Annual Reports — Include more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a Portfolio’s SAI and/or Annual and Semi-Annual Report, request other information about a Portfolio, or make other shareholder inquiries, contact your financial professional, or the Portfolios at:

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 877-222-2144

Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

100 F Street, N.E.

Washington, D.C. 20549-1520

AXA Premier VIP Trust

Multimanager Aggressive Equity Portfolio

Multimanager Core Bond Portfolio

Multimanager International Equity Portfolio

Multimanager Large Cap Core Equity Portfolio

Multimanager Large Cap Value Portfolio

Multimanager Mid Cap Growth Portfolio

Multimanager Mid Cap Value Portfolio Multimanager Multi-Sector Bond Portfolio Multimanager Small Cap Growth Portfolio Multimanager Small Cap Value Portfolio Multimanager Technology Portfolio

(Investment Company Act File No. 811-10509)

© 2011 AXA Premier VIP Trust

PROSPECTUS AUGUST 16, 2011

AXA PREMIER VIP TRUST

Class K Shares

AXA Allocation Portfolios

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

AXA Aggressive Allocation Portfolio

The Securities and Exchange Commission has not approved any portfolio’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

(197024)

Table of

2

AXA Conservative Allocation Portfolio – Class K Shares

Investment Objective: Seeks to achieve a high level of current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AXA Conservative Allocation Portfolio	Class K Shares
Management Fee	0.10%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.62%
Total Annual Portfolio Operating Expenses	0.90%
Fee Waiver and/or Expense Reimbursement†	–0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through August 31, 2012 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after August 31, 2012.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of the Underlying Portfolios) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$77	$272	$484	$1,094

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 50% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”). This Portfolio invests approximately 80% of its assets in the fixed income asset class and approximately 20% of its assets in the equity asset class through investments in Underlying Portfolios. Subject to this asset allocation target the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.

International Equity Securities	5%
Large Cap Equity Securities	10%
Small/Mid Cap Equity Securities	5%
Investment Grade Bonds	75%
High Yield (“Junk”) Bonds	5%

The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. This Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the portfolio. The Manager has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the portfolio’s investment objective. The Manager may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the portfolio invests. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

3

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Risks Related to Investments In Underlying Portfolios — A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•	Portfolio Management Risk — The risk that strategies used by the Manager or the sub-advisers and their securities selections fail to produce the intended results.

•

Affiliated Portfolio Risk — In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

•

Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

4

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2010 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance.

The Class K Shares have not yet commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
6.24% (2009 3rd Quarter)	–5.33% (2008 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31, 2003)
AXA Conservative Allocation Portfolio	7.59%	3.62%	4.45%
S&P 500 Index	15.06%	2.29%	5.37%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.31%
MSCI EAFE Index	7.75%	2.46%	9.08%

WHO MANAGES THE PORTFOLIO

FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President of FMG LLC	July 2003
Alwi Chan, CFA	Vice President of FMG LLC	May 2011
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans and to other eligible investors. Class K shares of the Portfolio are sold only to retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

5

AXA Conservative-Plus Allocation Portfolio – Class K Shares

Investment Objective: Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AXA Conservative-Plus Allocation Portfolio	Class K Shares
Management Fee	0.10%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.65%
Total Annual Portfolio Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement†	–0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through August 31, 2012 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after August 31, 2012.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of the Underlying Portfolios) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$87	$288	$507	$1,136

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 33% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”). This Portfolio invests approximately 60% of its assets in the fixed income asset class and approximately 40% of its assets in the equity asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.

International Equity Securities	10%
Large Cap Equity Securities	20%
Small/Mid Cap Equity Securities	10%
Investment Grade Bonds	55%
High Yield (“Junk”) Bonds	5%

The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. This Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the portfolio. The Manager has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the portfolio’s investment objective. The Manager may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the portfolio invests. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

6

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Risks Related to Investments In Underlying Portfolios — A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•	Portfolio Management Risk — The risk that strategies used by the Manager or the sub-advisers and their securities selections fail to produce the intended results.

•

Affiliated Portfolio Risk — In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

•

Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

7

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart And Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2010 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance.

The Class K Shares have not yet commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
8.93% (2009 3rd Quarter)	–8.88% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31, 2003)
AXA Conservative-Plus Allocation Portfolio	9.24%	3.15%	4.74%
S&P 500 Index	15.06%	2.29%	5.37%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.31%
MSCI EAFE Index	7.75%	2.46%	9.08%

WHO MANAGES THE PORTFOLIO

FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President of FMG LLC	July 2003
Alwi Chan, CFA	Vice President of FMG LLC	May 2011
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans and to other eligible investors. Class K shares of the Portfolio are sold only to retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

8

AXA Moderate Allocation Portfolio – Class K Shares

Investment Objective: Seeks to achieve long-term capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AXA Moderate Allocation Portfolio	Class K Shares
Management Fee	0.10%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.67%
Total Annual Portfolio Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement†	–0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through August 31, 2012 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after August 31, 2012.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of the Underlying Portfolios) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$92	$296	$516	$1,151

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”). This Portfolio invests approximately 50% of its assets in the equity asset class and approximately 50% of its assets in the fixed income asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.

International Equity Securities	15%
Large Cap Equity Securities	25%
Small/Mid Cap Equity Securities	10%
Investment Grade Bonds	45%
High Yield (“Junk”) Bonds	5%

The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. This Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the portfolio. The Manager has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the portfolio’s investment objective. The Manager may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the portfolio invests. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

9

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Risks Related to Investments In Underlying Portfolios — A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•	Portfolio Management Risk — The risk that strategies used by the Manager or the sub-advisers and their securities selections fail to produce the intended results.

•

Affiliated Portfolio Risk — In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

•

Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

10

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2010 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance.

The Class K Shares have not yet commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
10.31% (2009 3rd Quarter)	–11.80% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
AXA Moderate Allocation Portfolio	10.14%	2.89%	3.07%
S&P 500 Index	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
MSCI EAFE Index	7.75%	2.46%	3.50%

WHO MANAGES THE PORTFOLIO

FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President of FMG LLC	July 2003
Alwi Chan, CFA	Vice President of FMG LLC	May 2011
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans and to other eligible investors. Class K shares of the Portfolio are sold only to retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

11

AXA Moderate-Plus Allocation Portfolio – Class K Shares

Investment Objective: Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AXA Moderate-Plus Allocation Portfolio	Class K Shares
Management Fee	0.10%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.69%
Total Annual Portfolio Operating Expenses	0.96%
Fee Waiver and/or Expense Reimbursement†	–0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through August 31, 2012 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after August 31, 2012.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses ( and expenses of the Underlying Portfolios) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$97	$305	$530	$1,177

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”). This Portfolio invests approximately 70% of its assets in the equity asset class and approximately 30% of its assets in the fixed income asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.

International Equity Securities	20%
Large Cap Equity Securities	35%
Small/Mid Cap Equity Securities	15%
Investment Grade Bonds	28%
High Yield (“Junk”) Bonds	2%

The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. This Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the portfolio. The Manager has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the portfolio’s investment objective. The Manager may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the portfolio invests. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

12

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Risks Related to Investments In Underlying Portfolios — A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•	Portfolio Management Risk — The risk that strategies used by the Manager or the sub-advisers and their securities selections fail to produce the intended results.

•

Affiliated Portfolio Risk — In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

•

Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

13

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2010 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
13.88% (2009 2nd Quarter)	–16.11% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31, 2003)
AXA Moderate-Plus Allocation Portfolio	11.69%	2.72%	6.02%
S&P 500 Index	15.06%	2.29%	5.37%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.31%
MSCI EAFE Index	7.75%	2.46%	9.08%

WHO MANAGES THE PORTFOLIO

FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President of FMG LLC	July 2003
Alwi Chan, CFA	Vice President of FMG LLC	May 2011
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans and to other eligible investors. Class K shares of the Portfolio are sold only to retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

14

AXA Aggressive Allocation Portfolio – Class K Shares

Investment Objective: Seeks to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AXA Aggressive Allocation Portfolio	Class K Shares
Management Fee	0.10%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.72%
Total Annual Portfolio Operating Expenses	1.00%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (and expenses of the Underlying Portfolios) remain the same. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$102	$318	$552	$1,225

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”). This Portfolio invests approximately 90% of its assets in the equity asset class and approximately 10% of its assets in the fixed income asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.

International Equity Securities	25%
Large Cap Equity Securities	45%
Small/Mid Cap Equity Securities	20%
Investment Grade Bonds	9%
High Yield (“Junk”) Bonds	1%

The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. This Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the portfolio. The Manager has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the portfolio’s investment objective. The Manager may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the portfolio invests. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Risks Related to Investments In Underlying Portfolios — A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is

15

subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•	Portfolio Management Risk — The risk that strategies used by the Manager or the sub-advisers and their securities selections fail to produce the intended results.

•

Affiliated Portfolio Risk — In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

•

Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•

Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s

16

performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2010 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance.

The Class K Shares have not yet commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
17.71% (2009 2nd Quarter)	–21.21% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31, 2003)
AXA Aggressive Allocation Portfolio	13.33%	2.08%	5.83%
S&P 500 Index	15.06%	2.29%	5.37%
Barclays Capital Aggregate Bond Index	6.54%	5.80%	5.31%
MSCI EAFE Index	7.75%	2.46%	9.08%

WHO MANAGES THE PORTFOLIO

FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President of FMG LLC	July 2003
Alwi Chan, CFA	Vice President of FMG LLC	May 2011
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans and to other eligible investors. Class K shares of the Portfolio are sold only to retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

17

THE AXA ALLOCATION PORTFOLIOS AT A GLANCE

The AXA Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the AXA Allocation Portfolios based on their risk tolerance, investment time horizons and personal investment goals.

There are five AXA Allocation Portfolios — AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio. Each AXA Allocation Portfolio pursues its investment objective by investing in the “Underlying Portfolios,” which are managed by AXA Equitable. The chart below illustrates each AXA Allocation Portfolio according to its relative emphasis on seeking income and seeking growth of capital:

AXA Allocation Portfolio	Income	Growth of Capital
Conservative Allocation Portfolio	High	Low
Conservative-Plus Allocation Portfolio	Medium to High	Low to Medium
Moderate Allocation Portfolio	Medium	Medium to High
Moderate-Plus Allocation Portfolio	Low	Medium to High
Aggressive Allocation Portfolio	Low	High

The Manager, under the oversight of AXA Premier VIP Trust’s (the “Trust”) Board of Trustees (the “Board”), has established an asset allocation target for each AXA Allocation Portfolio. This target is the approximate percentage of each AXA Allocation Portfolio’s assets that is invested in either equity securities or fixed income securities (referred to herein as “asset classes”) as represented by equity securities holdings or fixed income securities holdings of Underlying Portfolios in which the portfolio invests. Subject to this asset allocation target, the Manager also has established target investment percentages for each asset category in which an AXA Allocation Portfolio invests. Each target investment percentage is an approximate percentage of an AXA Allocation Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios whose individual securities holdings fall within such asset category. As used in this prospectus, the term “asset category” refers to specific types of securities within each asset class (i.e., international equity securities, large cap equity securities, small/mid cap equity securities, investment grade bonds, and high yield bonds). These asset allocation targets and target investment percentages may be changed without shareholder approval.

The Manager establishes the asset allocation targets for each asset class and the target investment percentages for each asset category and identifies the specific Underlying Portfolios in which to invest using its proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios, as well as its outlook for the economy and financial markets. The Manager may change the asset allocation targets and the target investment percentages and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios. The Manager may sell an AXA Allocation Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities. The following chart describes the current asset allocation targets and target investment percentages among the asset classes and asset categories for each AXA Allocation Portfolio.

Asset Class	Conservative Allocation	Conservative-Plus Allocation	Moderate Allocation	Moderate-Plus Allocation	Aggressive Allocation
Percentage of Equity	20%	40%	50%	70%	90%
• International	5%	10%	15%	20%	25%
• Large Cap	10%	20%	25%	35%	45%
• Small/Mid Cap	5%	10%	10%	15%	20%
Percentage of Fixed Income*	80%	60%	50%	30%	10%
• Investment Grade	75%	55%	45%	28%	9%
• High Yield**	5%	5%	5%	2%	1%
*	The target allocation for the investment grade and high yield fixed income asset categories may include securities of both U.S. and foreign issuers.
**	High yield fixed income assets, including high yield bonds, also are known as “junk bonds.”

Actual allocations can deviate from the amounts shown above by up to 15% for each asset class and asset category. Each AXA Allocation Portfolio also may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, each AXA Allocation Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the holdings of the Underlying Portfolios in which it invests. The AXA Allocation Portfolios have adopted certain policies to reduce the likelihood of such an occurrence. First, the Manager will rebalance each AXA Allocation Portfolio’s holdings periodically to bring its asset allocation back into alignment with its asset allocation targets and target investment percentages. Second, the Manager will not

18

THE AXA ALLOCATION PORTFOLIOS AT A GLANCE (cont’d)

allocate any new investment dollars to any Underlying Portfolio that holds securities of a particular asset class or category whose maximum percentage has been exceeded. Third, the Manager will allocate new investment dollars on a priority basis to Underlying Portfolios that hold securities of a particular asset class or category whose minimum percentage has not been achieved.

In order to give you a better understanding of the types of Underlying Portfolios in which the AXA Allocation Portfolios currently may invest, the table below lists the Underlying Portfolios, divided by asset category, based on each Underlying Portfolio’s primary securities holdings. Each of the Underlying Portfolios is advised by the Manager and sub-advised by one or more sub-advisers (“Advisers”), which may include affiliates of the Manager. The Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with an AXA Allocation Portfolio, you will also indirectly bear the fees of the Underlying Portfolios, which include management and administration fees paid to the Manager, and in certain instances, advisory fees paid by the Manager to its affiliates. The AXA Allocation Portfolios will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees. The Underlying Portfolios in which a Portfolio may invest may be changed from time to time at the discretion of the Manager without notice or shareholder approval.

Investment Grade Bond

ATM Core Bond

ATM Government Bond

EQ/Intermediate Government Bond Index

EQ/Core Bond Index

EQ/Money Market

EQ/PIMCO Ultra Short Bond

Multimanager Core Bond

EQ/Global Bond PLUS

High Yield Bond

Multimanager Multi-Sector Bond

Large Cap Equities

EQ/Common Stock Index

EQ/BlackRock Basic Value Equity

EQ/Boston Advisors Equity Income

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Davis New York Venture

EQ/Equity 500 Index

EQ/Equity Growth PLUS

EQ/GAMCO Mergers and Acquisitions

EQ/JPMorgan Value Opportunities

EQ/Large Cap Growth Index

EQ/Large Cap Value PLUS

EQ/Large Cap Core PLUS

EQ/Large Cap Growth PLUS

EQ/Large Cap Value Index

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Montag & Caldwell Growth

EQ/Mutual Large Cap Equity

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

EQ/Van Kampen Comstock

EQ/Wells Fargo Omega Growth

Multimanager Aggressive Equity

Multimanager Large Cap Core Equity

Multimanager Large Cap Value

ATM Large Cap

AXA Tactical Manager 500

Small/Mid Cap Equities

EQ/AllianceBernstein Small Cap Growth

EQ/AXA Franklin Small Cap Value Core

EQ/GAMCO Small Company Value

EQ/Mid Cap Index

EQ/Mid Cap Value PLUS

EQ/Morgan Stanley Mid Cap Growth

EQ/Small Company Index

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Small Cap Growth

Multimanager Small Cap Value

ATM Mid Cap

ATM Small Cap

AXA Tactical Manager 400

AXA Tactical Manager 2000

International Equities

EQ/International Equity Index

EQ/International Value PLUS

EQ/International Core PLUS

EQ/International ETF

EQ/MFS International Growth

EQ/Oppenheimer Global

EQ/Templeton Global Equity

EQ/Global Multi-Sector Equity

Multimanager International Equity

ATM International

AXA Tactical Manager International

Please note that the Underlying Portfolios may already be available directly as an investment option in your Contract and that an investor in any of the AXA Allocation Portfolios bears both the expenses of the particular AXA Allocation Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of an AXA Allocation Portfolio instead of in the AXA Allocation Portfolio itself. However, not all of the Underlying Portfolios of an AXA Allocation Portfolio may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.

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MORE ABOUT INVESTMENT STRATEGIES & RISKS

More about Investment Strategies

Changes in Investment Objectives and Principal Investment Strategies

As described in this Prospectus, each Portfolio has its own investment objective(s), policies and strategies. There is no assurance that a Portfolio will achieve its investment objective. The investment objective of each Portfolio may be changed without shareholder approval. All investment policies and strategies that are not specifically designated as fundamental also may be changed without shareholder approval.

Strategies

The following provides additional information regarding the principal investment strategies of the Portfolios as discussed in “Portfolio Goals, Strategies & Risks — Principal Investment Strategies of the Portfolio” and provides information regarding additional investment strategies that the Portfolios may employ. Each strategy may apply to all of the Portfolios. The Portfolios also may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see the Portfolios’ Statement of Additional Information (“SAI”).

Securities of Other Investment Companies.  Each Portfolio invests in Underlying Portfolios managed by FMG LLC and sub-advised by one or more Advisers, which may include affiliates of FMG LLC. Each Portfolio has an asset allocation target (an approximate percentage the Portfolio’s assets allocated between equity and fixed income securities as represented by the individual holdings of the Underlying Portfolios) and target investment percentages (an approximate percentage of the Portfolio’s assets invested in a particular asset category — international equity, large cap equity, small/mid-cap equity, investment grade bonds and high yield bonds — as represented by the individual holdings of the Underlying Portfolios). Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the Investment Company Act of 1940, as amended (“1940 Act”), including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding voting shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the Portfolios rely to invest in other investment companies in excess of these limits, subject to certain conditions.

U.S. Government Securities.  Each Portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Cash and Short-Term Investments.  Each Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited.

Each Portfolio also may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Manager. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies by the 1940 Act.

Portfolio Turnover.  The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Temporary Defensive Investments.  For temporary defensive purposes, each Portfolio may invest without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a Portfolio is invested in these instruments, the Portfolio will not be pursuing its principal investment strategies and may not achieve its investment objective. In addition, each Portfolio may deviate from its asset allocation targets and target investment percentages for defensive purposes.

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each AXA Allocation Portfolio’s shares may be affected by the AXA Allocation Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each AXA Allocation Portfolio may be subject to different risks. Some of the risks of investing in the AXA Allocation Portfolios are discussed below, including the principal risks of the AXA Allocation Portfolios as discussed in “Portfolio Goals, Strategies & Risks — The Principal

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Risks of Investing in the Portfolio.” However, other factors may also affect each AXA Allocation Portfolio’s investment results. There is no guarantee that an AXA Allocation Portfolio will achieve its investment objective(s) or that it will not lose value.

Each AXA Allocation Portfolio follows a distinct set of investment strategies. To the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities, which may include high yield securities. To the extent an AXA Allocation Portfolio invests in Underlying Portfolios that invest in foreign securities, the performance of the portfolio will be subject to the risks of investing in foreign securities.

The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. More information about the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus.

General Risks of the AXA Allocation Portfolios and the Underlying Portfolios

Each of the AXA Allocation Portfolios and the Underlying Portfolios may be subject to certain general investment risks, as discussed below.

Adviser Selection Risk.  The risk that the Manager’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Affiliated Portfolio Risk.  In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios. Portfolios investing in Underlying Portfolios may from time to time own or control a significant percentage of an Underlying Portfolio’s shares. Accordingly, the Underlying Portfolios are subject to the potential for large-scale inflows and outflows from the Underlying Portfolio as a result of purchases and redemptions by a portfolio advised by the Manager that invests in that Underlying Portfolio. These inflows and outflows may be frequent and could increase the Underlying Portfolio’s expense ratio and transaction costs and negatively affect the Underlying Portfolio’s performance and ability to meet shareholder redemption requests. These inflows and outflows may limit the ability of an Underlying Portfolio to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons, and could cause an Underlying Portfolio to purchase or sell securities when it would not normally do so, which would be particularly disadvantageous for an Underlying Portfolio if it needs to sell securities at a time of volatility in the markets, when values could be falling. Redemptions by these portfolios of their shares of the Underlying Portfolio may further increase the risks described above with respect to the Underlying Portfolio and may impact the Underlying Portfolio’s net asset value. Consistent with its fiduciary duties, the Manager seeks to implement each portfolio’s and each Underlying Portfolio’s investment program in a manner that is consistent with its investment objective, policies and strategies.

Asset Class Risk.  There is the risk that the returns from the types of securities in which a portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Derivatives Risk.  Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives include options, swaps, futures, options on futures, forward contracts and structured securities. Investing in derivatives involves investment techniques and risks different from those associated with ordinary mutual fund securities transactions and may involve increased transaction costs. The successful use of derivatives will usually depend on the Manager’s or an Adviser’s ability to accurately forecast movements in the market relating to the underlying reference asset, rate or index. If the Manager or an Adviser does not predict correctly the direction of securities prices, interest rates and other economic factors, a portfolio’s derivatives position could lose value. A portfolio’s investment in derivatives may rise or fall more rapidly than other investments and may reduce the Portfolio’s returns. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a portfolio could lose more than the principal amount invested. Derivatives are also subject to a number of risks such as leverage risk, liquidity risk, interest rate risk, market risk, credit risk and also involve the risk of mispricing or improper valuation. The use of derivatives may increase the volatility of a portfolio’s net asset value. Derivatives may be leveraged such that a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for a portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. In addition, the possible lack of a

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liquid secondary market for certain derivatives and the resulting inability of a portfolio to sell or otherwise close a derivatives position could expose a portfolio to losses and could make such derivatives more difficult for the Portfolio to value accurately. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. A portfolio also could suffer losses related to its derivatives positions as a result of undervalued market movements, which losses are potentially unlimited. A portfolio also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, over-the-counter derivatives often do not have liquidity beyond the counterparty to the transaction, and because they are not traded on exchanges, they do not offer the protections provided by exchanges in the event that the counterparty is unable to fulfill its contractual obligation. Over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that a portfolio holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a portfolio’s hedging transactions will be effective.

Index Strategy Risk.  A portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends to track the performance of an unmanaged index of securities, whereas actively managed portfolios typically seek to outperform a benchmark index. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Investment Style Risk.  An Adviser may use a particular style or set of styles, for example, growth, value, momentum or quantitative investing styles, to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Portfolio’s share price.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. An Adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such an Adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. An Adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Issuer-Specific Risk.  The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Leverage Risk.  When a portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money. Leveraged holdings generally require corresponding holdings of cash and cash equivalents, which may impede a portfolio’s ability to pursue its objectives.

Liquidity Risk.  The risk that certain investments may be difficult or impossible for a portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio.

Market Risk.  The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Multiple Adviser Risk.  A portfolio may have multiple Advisers, each of which is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser manages its allocated portion of the Portfolio independently from another Adviser, the

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same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Portfolio. In addition, while the Manager seeks to allocate a Portfolio’s assets among the Portfolio’s Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Advisers because the Manager pays different fees to the Advisers and due to other factors that could impact the Manager’s revenues and profits.

Portfolio Management Risk.  The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results. In addition, the Manager may be subject to potential conflicts of interest in connection with providing advice to a portfolio with respect to the allocation of assets between passively and actively managed portions of a portfolio and the development and implementation of the models used to manage a portfolio to the extent that such advice may impact its obligations with respect to any death benefit, income benefit or other guarantees that it and its affiliates may provide through Contracts that offer the Portfolio as an investment option. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

Portfolio Turnover Risk.  High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total return.

Repurchase Agreements Risk.  A portfolio may enter into repurchase agreements under which it purchases a security that a seller has agreed to repurchase from the Portfolio at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the security at the desired time.

Risks of Investing in Other Investment Companies.  A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest, and the ability of the Portfolio to meet its investment objective will depend, to a significant degree, on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

Securities Lending Risk.  A portfolio that lends securities is subject to the risk that the loaned securities will not be available to the portfolio on a timely basis and, therefore, that the Portfolio may lose the opportunity to sell the securities at a desirable time and price. There is also the risk that the Portfolio will not receive (or will experience delays in receiving) additional collateral or the loaned securities when due, which could result in a loss to the portfolio. If the borrower fails financially, it is also possible that the portfolio could lose its right to the collateral it holds. In addition, the Portfolio bears the risk of a decline in the value of the collateral held by a Portfolio in connection with a securities loan.

Securities Selection Risk.  The securities selected for a Portfolio may not perform as well as other securities that were not selected for a portfolio. As a result, a Portfolio may underperform other funds with the same objective or in the same asset class.

Short Sale Risk.  A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risks of Equity Investments

Each AXA Allocation Portfolio may invest a portion of its assets in Underlying Portfolios that emphasize investments in equity securities. Therefore, as an investor in an AXA Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. In general, the performance of

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the Aggressive Allocation, Moderate-Plus Allocation and Moderate Allocation Portfolios will be subject to the risks of investing in equity securities to a greater extent than that of the Conservative Allocation and Conservative-Plus Allocation Portfolios. The risks of investing in equity securities may include:

Convertible Securities Risk.  The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Portfolio’s Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to interest rate risk and credit risk and are often lower-quality securities.

Distressed Companies Risk.  Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Equity Risk.  In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

ETF Risk.  When a portfolio invests in exchange-traded funds (“ETFs”), it will indirectly bear fees and expenses charged by the ETFs, in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a portfolio invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs also may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio. Most ETFs are not actively managed. An ETF generally invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for such an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, such ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the ETF manager may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a portfolio’s investment in the ETFs could be substantially and adversely affected. In addition, because ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a portfolio that invests in such an ETF could be adversely impacted.

Financial Services Sector Risk.  To the extent a portfolio invests in the financial services sector, the value of the Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a portfolio’s shares could experience significantly greater volatility than portfolios investing in a diversified portfolio of securities.

Focused Portfolio Risk.  A portfolio that employs a strategy of investing in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value.

Initial Public Offering (“IPO”) Risk.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of portfolios to which IPO securities are allocated increases, the number of securities issued to any one portfolio may decrease. To the extent a portfolio

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invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on portfolios with small asset bases. There is no guarantee that as a portfolio’s assets grow it will continue to experience substantially similar performance by investing in IPOs.

Large-Cap Company Risk.  Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap and Small-Cap Company Risk.  A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. Mid- and small-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid- and small-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in mid- and small-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Non-Diversification Risk.  A portfolio that is classified as a “non-diversified” investment company may invest a larger percentage of its assets in the securities of a limited number of issuers, some of which may be within the same industry. As a result, such a portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of such a portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified Portfolio.

Real Estate Investing Risk.  Investing in real estate investment trusts (“REITs”) exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Special Situations Risk.  A portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a portfolio would lose money. It is also possible that an Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A portfolio’s return also could be adversely impacted to the extent that an Adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a portfolio may lose money. In addition, if a transaction takes longer time to close than an Adviser originally anticipated, a portfolio may realize a lower-than-expected rate of return.

Unseasoned Companies Risk.  These are companies that have been in operation less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Risks of Fixed Income Investments

Each portfolio may invest a portion of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, as an investor in a portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

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In general, the performance of the Conservative Allocation, Conservative-Plus Allocation and Moderate Allocation Portfolios will be subject to the risks of investing in fixed income securities to a greater extent than that of the Aggressive Allocation and Moderate-Plus Allocation Portfolios. The risks of investing in fixed income securities may include:

Banking Industry Sector Risk.  To the extent a portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Credit Risk.  The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default. U.S. government securities held by a portfolio are supported by varying degrees of credit, and their value may fluctuate in response to political, market or economic developments. U.S. government securities that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a portfolio owns do not extend to shares of the Portfolio themselves.

Convertible Securities Risk.  The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Portfolio’s Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to interest rate risk and credit risk and are often lower-quality securities.

Interest Rate Risk.  The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

Investment Grade Securities Risk.  Debt securities generally are rated by national bond ratings agencies. Securities rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk.  Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a portfolio’s net asset value. A portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Loan Participation and Assignment Risk.  A portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable as a co-lender.

Money Market Risk.  Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of a money market portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce the portfolio’s yield and can cause the

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MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

price of a money market security to decrease. In addition, a money market portfolio is subject to the risk that the value of an investment may be eroded over time by inflation.

Mortgage-Backed and Asset-Backed Securities Risk.  The risk that the principal on mortgage- and asset-backed securities held by a portfolio may be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds these types of securities may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Portfolio. If a Portfolio purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. Moreover, instability in the markets for mortgage- and asset-backed securities may affect the liquidity of such securities, which means that a portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk.  A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

Each AXA Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios that invest primarily in foreign securities. Therefore, as an investor in an AXA Allocation Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities.

The following is a more detailed description of the primary risks of investing in foreign securities:

Foreign Securities Risk.  Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

•

Depository Receipts — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts

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MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

also may not carry the same voting privileges as sponsored depositary receipts.

•

Emerging Markets Risk — Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose withholding or other taxes on foreign investments, or may nationalize or expropriate the assets of private countries. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging markets country. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a portfolio. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations and may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries.

•

Geographic Risk — The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition, certain markets are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

•

Political/Economic Risk — Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a portfolio’s foreign investments.

•

Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

•

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

•	Transaction Costs Risk — The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS

The following is additional information regarding the Underlying Portfolios. If you would like more information about the Underlying Portfolios, their Prospectuses and Statements of Additional Information are available at www.axa-equitablefunds.com or by contacting your financial professional, or the portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INVESTMENT GRADE BOND
EQ/Intermediate Government Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government Bond Index (“Government Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Index, or other financial instruments that derive their value from those securities. The Government Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding.	• Credit Risk • Index Strategy Risk • Interest Rate Risk • Investment Grade Securities Risk • Zero Coupon and Pay-in Kind Securities Risk
EQ/Core Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government/Credit Index (“Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Government/Credit Index.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Government/Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities.	• Credit Risk • Index Strategy Risk • Interest Rate Risk • Investment Grade Securities Risk
EQ/Money Market Portfolio	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

• Banking Industry Sector Risk

• Credit Risk

• Foreign Securities Risk

• Interest Rate Risk

• Loan Participation and Assignments Risk

• Mortgage-Backed and Asset-Backed Securities Risk

• Money Market Risk

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/PIMCO Ultra Short Bond Portfolio	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	The Portfolio invests at least 80% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The average portfolio duration will vary based on the Adviser’s forecast for interest rates and will normally not exceed one year.

• Credit Risk

• Derivatives Risk

• Equity Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leverage Risk

• Loan Participation and Assignments Risk

• Mortgage-Backed and Asset-Backed Securities Risk

• Portfolio Turnover Risk

Multimanager Core Bond Portfolio	Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

• Affiliated Portfolio Risk

• Credit Risk

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Foreign Securities Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leverage Risk

• Mortgage-Backed and Asset-Backed Securities Risk

• New Fund Risk

• Portfolio Turnover Risk

• Risks of Investing in Other Investment Companies

EQ/Global Bond PLUS Portfolio	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in exchange-traded funds and derivatives such as futures and options.

• Credit Risk

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Exchange-Traded Fund Risk

• Foreign Securities Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Junk Bonds or Lower Rated Securities Risk

• Leverage Risk

• Mortgage-Backed and Asset-Backed Securities Risk

• Portfolio Turnover Risk

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ATM Core Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government/Credit Index.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Manager’s projection of interest rate movements.

• Credit Risk

• Derivatives Risk

• Exchange Traded Funds Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leveraging Risk

• Liquidity Risk

• Risks Related to Investments In Other Investment Companies

• Short Sales Risk

ATM Government Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government Bond Index.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities issued by the U.S. government and its agencies and instrumentalities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Manager’s projection of interest rate movements.

• Credit Risk

• Derivatives Risk

• Exchange Traded Funds Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leveraging Risk

• Liquidity Risk

• Risks of Investing In Other Investment Companies

• Short Sales Risk

• Zero Coupon and Pay-in Kind Securities Risk

LARGE CAP EQUITIES
EQ/Common Stock Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market.	• Equity Risk • Index Strategy Risk • Large-Cap Company Risk • Mid-Cap and Small-Cap Company Risk

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Growth Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000 Growth Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index at the time of initial investment. The Portfolio seeks to hold all securities in the index in the exact weight each security represents in the index.	• Equity Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk
EQ/Large Cap Value PLUS Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk • Leveraging Risk • Portfolio Turnover Risk
EQ/BlackRock Basic Value Equity Portfolio	Seeks to achieve capital appreciation and secondarily, income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment values.	• Currency Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Large-Cap Company Risk • Mid-Cap Company Risk
EQ/Boston Advisors Equity Income Portfolio	Seeks to achieve a combination of growth and income to achieve an above-average and consistent total return.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large-capitalization companies.	• Currency Risk • Depositary Receipts Risk • Emerging Markets Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Capital Guardian Growth Portfolio	Seeks to achieve long-term growth of capital.	The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts and other U.S. registered foreign securities. The Portfolio normally will be invested primarily in common stocks or other equity securities of companies with market capitalization greater than $1.5 billion at the time of purchase.	• Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Large-Cap Company Risk • Mid-Cap and Small-Cap Company Risk
EQ/Capital Guardian Research Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts and other U.S. registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase.	• Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Mid-Cap and Small-Cap Company Risk
EQ/Davis New York Venture Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, including depositary receipts, and to invest in non-equity securities. The Portfolio may invest a significant portion of its assets in the financial services sector.	• Currency Risk • Depositary Receipts Risk • Equity Risk • Financial Services Sector Risk • Foreign Securities Risk • Large-Cap Company Risk • Special Situations Risk
EQ/Equity 500 Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio typically will hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Equity Risk • Index Strategy Risk • Large-Cap Company Risk

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Wells Fargo Omega Growth Portfolio (formerly EQ/Wells Fargo Advantage Omega Growth Portfolio)	Seeks to achieve long-term capital growth.	The Portfolio invests primarily in common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management.	• Currency Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Large-Cap Company Risk • Mid-Cap and Small-Cap Company Risk • Portfolio Turnover Risk
EQ/GAMCO Mergers and Acquisitions Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests primarily in equity securities of companies that the Adviser believes are likely acquisition targets within 12 to 18 months. In addition, the Portfolio may engage in arbitrage transactions by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

• Currency Risk

• Emerging Markets Risk

• Equity Risk

• Focused Portfolio Risk

• Foreign Securities Risk

• Large-Cap Company Risk

• Portfolio Turnover Risk

• Mid-Cap and Small-Cap Company Risk

• Special Situations Risk

EQ/JPMorgan Value Opportunities Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For the purposes of this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. The Adviser employs a value-oriented investment approach.	• Currency Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Large-Cap Company Risk • Mid-Cap Company Risk
EQ/Large Cap Value Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Portfolio typically will hold all securities in the Russell 1000 Value Index in the exact weight each represents in that index, although, in certain instances, a sampling approach may be used. The Portfolio also may invest in derivatives such as futures and options.	• Equity Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Lord Abbett Growth and Income Portfolio	Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.	The Portfolio primarily invests in the equity securities of large, seasoned U.S. and multinational companies that the Adviser believes are undervalued. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large companies. For the purposes of this Portfolio, a large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index.	• Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Large-Cap Company Risk
EQ/Lord Abbett Large Cap Core Portfolio	Seeks to achieve capital appreciation and growth of income with reasonable risk.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large, seasoned U.S. and multinational companies. For the purposes of this Portfolio, a large company is defined as having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index.	• Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk
EQ/Equity Growth PLUS Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk • Leveraging Risk • Mid-Cap Company Risk
EQ/Montag & Caldwell Growth Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large-capitalization companies. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment.	• Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Large-Cap Company Risk

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Mutual Large Cap Equity Portfolio	Seeks to achieve capital appreciation, which may occasionally be short-term, and secondarily, income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large-capitalization companies (or financial instruments that derive their value from such securities). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

• Credit Risk

• Currency Risk

• Depositary Receipts Risk

• Derivatives Risk

• Distressed Companies Risk

• Emerging Markets Risk

• Equity Risk

• Foreign Securities Risk

• Interest Rate Risk

• Index Strategy Risk

• Junk Bonds and Lower Rated Securities Risk

• Large-Cap Company Risk

• Leveraging Risk

• Mid-Cap and Small-Cap Company Risk

• Special Situations Risk

EQ/T. Rowe Price Growth Stock Portfolio	Seeks to achieve long-term capital appreciation and secondarily, income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of a diversified group of growth companies. The Portfolio will invest primarily in the equity securities of large-cap companies. For purposes of this Portfolio, large-cap companies are companies with market capitalization larger than the median market cap of companies in the Russell 1000 Growth Index.	• Currency Risk • Emerging Markets Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Large-Cap Company Risk • Special Situations Risk
EQ/UBS Growth and Income Portfolio	Seeks to achieve total return through capital appreciation with income as a secondary consideration.

Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large-

capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. For purposes of this Portfolio, large-capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment.

• Equity Risk • Large-Cap Company Risk

36

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Van Kampen Comstock Portfolio	Seeks to achieve capital growth and income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio may invest in other types of equity securities.

• Credit Risk

• Currency Risk

• Depositary Receipts Risk

• Emerging Markets Risk

• Equity Risk

• Foreign Securities Risk

• Investment Style Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Large-Cap Company Risk

• Mid-Cap and Small-Cap Company Risk

• Real Estate Investing Risk

EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Exchange Traded Fund Risk

• Foreign Securities Risk

• Index Strategy Risk

• Large-Cap Company Risk

• Leveraging Risk

• Portfolio Turnover Risk

EQ/Large Cap Growth PLUS Portfolio	Seeks to provide long-term capital growth.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Exchange Traded Fund Risk

• Foreign Securities Risk

• Index Strategy Risk

• Investment Style Risk

• Large-Cap Company Risk

• Leveraging Risk

• Portfolio Turnover Risk

37

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Aggressive Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Equity Risk • Foreign Securities Risk • Index Strategy Risk • Large-Cap Company Risk • Leverage Risk
Multimanager Large Cap Core Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large-capitalization companies. Large-capitalization companies are companies within the range of the S&P 500 Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Derivatives Risk • Equity Risk • Index Strategy Risk • Large-Cap Company Risk • Leverage Risk
Multimanager Large Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large-capitalization companies. Large-capitalization companies are companies within the range of the Russell 1000 Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Derivatives Risk • Equity Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk • Leverage Risk

38

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ATM Large Cap Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of large capitalization companies, including securities included in the S&P 500 Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of large-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Large-Cap Company Risk • Leveraging Risk • Non-Diversification Risk • Short Sales Risk
AXA Tactical Manager 500 Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of large capitalization companies, including securities included in the S&P 500 Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of large-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Large-Cap Company Risk • Leveraging Risk • Non-Diversification Risk • Short Sales Risk
HIGH YIELD BOND
Multimanager Multi-Sector Bond Portfolio	Seeks to achieve high total return through a combination of current income and capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds, including investment grade bonds and bonds that are rated below investment grade (so called “junk bonds”). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

• Credit Risk

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Foreign Securities Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leverage Risk

• Junk Bonds or Lower-Rated Securities Risk

• Mortgage-Backed and Asset-Backed Securities Risk

• Portfolio Turnover Risk

39

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SMALL/MID CAP EQUITIES
EQ/AllianceBernstein Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small-capitalization companies (currently considered by the Adviser to mean companies with market capitalizations in the range of the Russell 2500 Index at the time of purchase). The Portfolio invests primarily in U.S. common stocks and other equity type securities issued by smaller companies with favorable growth prospects.	• Equity Risk • Investment Style Risk • Portfolio Turnover Risk • Small-Cap Company Risk • Special Situations Risk
EQ/Mid Cap Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P MidCap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P MidCap 400 Index. The Portfolio typically will hold all 400 securities in the S&P MidCap 400 Index in the exact weight each represents in that index although, in certain circumstances, a sampling approach may be utilized.	• Equity Risk • Index Strategy Risk • Mid-Cap Company Risk
EQ/AXA Franklin Small Cap Value Core Portfolio	Seeks to achieve long-term total return.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations under $3.5 billion at the time of purchase.

The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

• Equity Risk • Derivatives Risk • Index Strategy Risk • Investment Style Risk • Leveraging Risk • Small-Cap Company Risk

40

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/GAMCO Small Company Value Portfolio	Seeks to maximize capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small-capitalization companies. Small-capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment. The Adviser utilizes a value-oriented investment style.	• Currency Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Small-Cap Company Risk
EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Equity Risk • Index Strategy Risk • Small-Cap Company Risk
EQ/Mid Cap Value PLUS Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Exchange Traded Funds Risk

• Foreign Securities Risk

• Index Strategy Risk

• Investment Style Risk

• Leveraging Risk

• Mid-Cap Company Risk

EQ/Morgan Stanley Mid Cap Growth Portfolio	Seeks to achieve capital growth.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of medium-sized companies (or derivative instruments with similar economic characteristics). For purposes of this Portfolio, medium-sized companies are defined by reference to those companies represented in the Russell Midcap Growth Index.	• Currency Risk • Depositary Receipts Risk • Emerging Markets Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Mid-Cap Company Risk

41

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Mid Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Mid capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Derivatives Risk • Equity Risk • Index Strategy Risk • Investment Style Risk • Leverage Risk • Mid-Cap Company Risk
Multimanager Mid Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Mid capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index or the Russell MidCap Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Derivatives Risk • Equity Risk • Index Strategy Risk • Investment Style Risk • Leverage Risk • Mid-Cap Company Risk
Multimanager Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Depositary Receipts Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Foreign Securities Risk

• Index Strategy Risk

• Investment Style Risk

• Leverage Risk

• Portfolio Turnover Risk

• Small-Cap Company Risk

42

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Small Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Depositary Receipts Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Foreign Securities Risk

• Index Strategy Risk

• Investment Style Risk

• Leverage Risk

• Portfolio Turnover Risk

• Small-Cap Company Risk

ATM Mid Cap Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of mid capitalization companies, including securities included in the Standard & Poor’s MidCap 400 Index (“S&P 400”).	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of mid capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Leveraging Risk • Mid-Cap Company Risk • Non-Diversification Risk • Short Sales Risk

43

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ATM Small Cap Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of small capitalization companies, including securities included in the Russell® 2000 Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of small-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Leveraging Risk • Liquidity Risk • Non-Diversification Risk • Short Sales Risk • Small-Cap Company Risk
AXA Tactical Manager 400 Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of mid capitalization companies, including securities included in the S&P 400.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of mid capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Leveraging Risk • Mid-Cap Company Risk • Non-Diversification Risk • Short Sales Risk
AXA Tactical Manager 2000 Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of small capitalization companies, including securities included in the Russell® 2000 Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of small-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Leveraging Risk • Non-Diversification Risk • Short Sales Risk • Small-Cap Company Risk

44

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INTERNATIONAL EQUITIES
EQ/International Equity Index (formerly EQ/AllianceBernstein International Portfolio)

Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index (“Composite Index”).

Under normal circumstances the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies represented in the indexes included in the Composite Index. The Portfolio’s investments will be selected by a stratified sampling construction process in which the Adviser selects a subset of the companies represented in each index based on the Adviser’s analysis of key risk factors and other characteristics.

• Currency Risk • Equity Risk • Foreign Securities Risk • Index Strategy Risk • Large-Cap Company Risk
EQ/International Value PLUS (formerly EQ/BlackRock International Value Portfolio)	Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The active allocated portion seeks to invest in securities of foreign companies, including companies in emerging market countries that have a market capitalization in excess of $1 billion at the time of purchase. The Portfolio also may invest in exchange-traded funds and derivatives such as futures and options.

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Exchange Traded Funds Risk

• Foreign Securities Risk

• Index Strategy Risk

• Investment Style Risk

• Large-Cap Company Risk

• Leveraging Risk

EQ/International ETF Portfolio	Seeks long-term capital appreciation.	Under normal market conditions, the Portfolio invests up to 80% of its net assets, plus borrowings for investment purposes, in exchange traded securities of other investment companies (“ETFs”) that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.	• Currency Risk • Emerging Markets Risk • Equity Risk • Exchange Traded Funds Risk • Foreign Securities Risk

45

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/MFS International Growth Portfolio (formerly EQ/International Growth Portfolio)	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies including emerging markets equity securities. The Portfolio may invest a relatively high percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region. The Advisers focus on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e. growth companies).

• Currency Risk

• Depositary Receipts Risk

• Emerging Markets Risk

• Equity Risk

• Foreign Securities Risk

• Geographic Risk

• Investment Style Risk

• Large-Cap Company Risk

• Mid-Cap and Small-Cap Company Risk

• Portfolio Turnover Risk

EQ/Oppenheimer Global Portfolio	Seeks to achieve capital appreciation.	The Portfolio invests primarily in equity securities of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities, including depositary receipts, and can invest in any country, including developing or emerging markets.

• Currency Risk

• Depositary Receipts Risk

• Emerging Markets Risk

• Equity Risk

• Foreign Securities Risk

• Investment Style Risk

• Large-Cap Company Risk

• Mid-Cap Company Risk

• Special Situations Risk

EQ/Templeton Global Equity Portfolio	Seeks to achieve long-term capital growth.	The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. Under normal circumstances, the active allocated portion invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The index allocated portion is allocated between two sub-portions, which seek to track the performance (before fees and expenses) of the S&P 500 Index and Morgan Stanley Capital International EAFE Index, respectively. The Portfolio also may invest in derivatives such as futures and options.

• Credit Risk

• Currency Risk

• Depositary Receipts Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Foreign Securities Risk

• Index Strategy Risk

• Interest Rate Risk

• Large-Cap Company Risk

• Leveraging Risk

• Mid-Cap Company Risk

46

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Global Multi-Sector Equity Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Depositary Receipts Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Foreign Securities Risk

• Index Strategy Risk

• Large-Cap Company Risk

• Leveraging Risk

• Portfolio Turnover Risk

EQ/International Core PLUS Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests primarily in foreign equity securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Derivatives Risk

• Equity Risk

• Exchange Trades Funds Risk

• Foreign Securities Risk

• Index Strategy Risk

• Large-Cap Company Risk

• Leveraging Risk

• Mid-Cap and Small-Capitalization Risk

Multimanager International Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (securities of companies organized outside of the U.S. and that are traded in markets outside the U.S.). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Equity Risk • Foreign Securities Risk • Index Strategy Risk • Large-Cap Company Risk • Leverage Risk • Mid-Cap and Small-Cap Company Risk

47

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ATM International Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index®, FTSE 100 Index and the Tokyo Stock Price Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of foreign companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.

• Currency Risk

• Depositary Receipts Risk

• Derivatives Risk

• Equity Risk

• Exchange Traded Funds Risk

• Foreign Securities Risk

• Geographic Risk

• Index Strategy Risk

• Leveraging Risk

• Non-Diversification Risk

• Political/Economic Risk

• Regulatory Risk

• Settlement Risk

• Short Sales Risk

• Transaction Costs Risk

AXA Tactical Manager International Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the MSCI EAFE Index or a combination of the ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index®, FTSE 100 Index and the Tokyo Stock Price Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of foreign companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.

• Currency Risk

• Depositary Receipts Risk

• Derivatives Risk

• Equity Risk

• Exchange Traded Funds Risk

• Foreign Securities Risk

• Geographic Risk

• Index Strategy Risk

• Leveraging Risk

• Non-Diversification Risk

• Political/Economic Risk

• Regulatory Risk

• Settlement Risk

• Short Sales Risk

• Transaction Costs Risk

48

MANAGEMENT TEAM

The Manager

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Board is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among twenty (20) distinct mutual funds, each with its own investment strategy and risk/reward profile. The Trust offers three classes of shares on behalf of each Portfolio: Class A, Class B and Class K. This prospectus describes the Class K shares of the five (5) AXA Allocation Portfolios of the Trust.

The Manager

FMG LLC, 1290 Avenue of the Americas, New York, New York 10104, manages each AXA Allocation Portfolio. FMG LLC is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Equitable. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. FMG LLC is newly organized and commenced operations on May 1, 2011.

The Manager is responsible for the general management and administration of the Trust and the day-to-day management of the AXA Allocation Portfolios. In addition to its managerial responsibilities, the Manager also is responsible for determining the asset allocation range for each AXA Allocation Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for each AXA Allocation Portfolio, the Manager will periodically establish specific percentage targets for each asset class and asset category and identify the specific Underlying Portfolios to be held by an AXA Allocation Portfolio using the Manager’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios, as well as its outlook for the economy and financial markets. The Manager also will rebalance each AXA Allocation Portfolio’s holdings through its selection of Underlying Portfolios as deemed necessary to bring the asset allocation of an AXA Allocation Portfolio back into alignment with its asset allocation range.

As noted above, the Manager has the authority to select and substitute Underlying Portfolios. The Manager may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios.

A committee of FMG LLC investment personnel manages each AXA Allocation Portfolio.

Members of AXA FMG Committee	Business Experience
Kenneth T. Kozlowski, CFP®, ChFC, CLU	Mr. Kozlowski has served as Senior Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable from February 2001 to present. He has served as Vice President of the Trust from June 2010 to present. Since 2003, he has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds currently managed by FMG LLC, including the AXA Allocation Portfolios. Prior to June 1, 2007 Mr. Kozlowski has served as Chief Financial Officer of the Trust since December 2002.
Alwi Chan, CFA	Mr. Chan is a Vice President of FMG LLC since May 2011 and has served as Vice President of AXA Equitable since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.
Xavier Poutas, CFA®	Mr. Poutas is an Assistant Portfolio Manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the AXA Allocation Portfolios is available in the Trust’s SAI.

While day-to-day management of the Portfolios currently is provided by the Manager, the Manager may hire Advisers to provide day-to-day portfolio management for a Portfolio in the future. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement. The Manager has been granted relief by the SEC to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board and without obtaining shareholder approval. The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Board and has discretion to allocate a Portfolio’s assets among its current Advisers (if applicable). If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the

49

MANAGEMENT TEAM

The Manager (cont’d)

Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P., unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

A discussion of the basis of the decision by the Board to approve the investment management agreement with respect to the AXA Allocation Portfolios is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2010.

Management Fees

Each AXA Allocation Portfolio pays a fee to FMG LLC for management services. For the fiscal year ended December 31, 2010, each Portfolio paid a fee at an annual rate of 0.10% of the average daily net assets of the portfolio. Effective August 1, 2010, each Portfolio pays to FMG LLC a contractual fee at an annual rate of 0.10% of the Portfolio’s average daily net assets up to and including $12 billion, 0.095% of the average daily net assets over $12 billion and up to and including $15 billion and 0.09% of the average daily net assets thereafter.

FMG LLC also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by FMG LLC include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each AXA Allocation Portfolio pays FMG LLC an asset-based fee at an annual rate of 0.15% of the Portfolio’s average daily net assets up to and including $15 billion, 0.125% of the Portfolio’s average daily net assets over $15 billion up to and including $20 billion, and 0.10% of the Portfolio’s average daily net assets over $20 billion, plus $32,500 annually. As noted in the prospectus for each Underlying Portfolio, FMG LLC and, in certain cases, an affiliate serve as investment manager, investment sub-adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with an AXA Allocation Portfolio. In this connection, FMG LLC’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting through August 31, 2012 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of each AXA Allocation Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the AXA Allocation Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses (including acquired fund fees and expenses) of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business), do not exceed the following annualized rates:

AXA Conservative Allocation Portfolio	AXA Conservative-Plus Allocation Portfolio
CLASS K SHARES	CLASS K SHARES
0.75%	0.85%

AXA Moderate Allocation Portfolio	AXA Moderate-Plus Allocation Portfolio
CLASS K SHARES	CLASS K SHARES
0.90%	0.95%

AXA Aggressive Allocation Portfolio
CLASS K SHARES
1.00%

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the AXA Allocation Portfolio’s expense ratio and such reimbursements do not exceed the AXA Allocation Portfolio’s expense cap, except that the Manager may not be reimbursed the amounts of any payments or waivers to the AXA Allocation Portfolios for periods prior to January 1, 2009. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments or waivers made, the portfolio will be charged such lower expenses. The Manager’s selection of Underlying Portfolios may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

50

PORTFOLIO SERVICES

Buying and Selling Shares

Each AXA Allocation Portfolio offers Class A, Class B and Class K shares. All shares are purchased and sold at their net asset value without any sales load. Class K Shares are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans. The AXA Allocation Portfolios are not designed for market-timers, see the section entitled “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The AXA Allocation Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase and Redemption Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the portfolios. Excessive purchases and redemptions of shares of a portfolio may adversely affect portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent a portfolio invests in Underlying Portfolios that invest a significant portion of their assets in foreign securities (e.g., Multimanager International Equity Portfolio, EQ/International Equity Index Portfolio, EQ/MFS International Growth Portfolio), the securities of small- and mid-capitalization companies (e.g., Multimanager Mid Cap Growth Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio) or high-yield securities (e.g., Multimanager Multi-Sector Bond Portfolio), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s Board has adopted policies and procedures regarding disruptive transfer activity. The Trust and the portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in portfolio shares. As a general matter, each portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the portfolio.

The Trust’s polices and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders, including Contractholders whose accounts are held through omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which FMG LLC and its affiliates, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all shareholders.

•

The limits on the ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

51

PORTFOLIO SERVICES (cont’d)

If FMG LLC, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, FMG LLC or an affiliate may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. FMG LLC or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. The Trust aggregates inflows and outflows for each portfolio on a daily basis. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s net inflows and outflows exceed an established monitoring threshold, FMG LLC or an affiliate sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, FMG LLC or an affiliate may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently will restrict the availability of voice, fax and automated transaction services. FMG LLC or an affiliate currently will apply such action for the remaining life of each affected Contract. Because FMG LLC or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although Contractholders who have engaged in disruptive transfer activity currently receive letters notifying them of FMG LLC’s or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future. Consistent with seeking to discourage potentially disruptive transfer activity, FMG LLC, an affiliate thereof or the Trust also may, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of portfolio shares also apply to retirement plan participants, but do not apply to transfers or purchases and redemptions of shares of portfolios of the Trust by funds of funds managed by FMG LLC.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular portfolio.

Selling Restrictions

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

Restriction	Situation
The portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.
A portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of FMG LLC.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to the following schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

52

PORTFOLIO SERVICES (cont’d)

•	The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

•

An Underlying Portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares because foreign securities sometimes trade on days when a fund’s shares are not priced.

Shares of the Underlying Portfolios held by the AXA Allocation Portfolios are valued at their net asset value. Generally, other portfolio securities and assets of the AXA Allocation Portfolios as well as the portfolio securities and assets of the Underlying Portfolios are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the portfolio’s Board at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — for exchange-traded options last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last settlement price or, if there is no sale, latest available bid price.

•

Investment Company Securities — shares of open-end mutual funds held by a portfolio (other than ETFs) will be valued at the net asset value of the shares of such funds as described in the applicable funds’ prospectuses.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Securities and assets for which market quotations are not readily available, for which valuation cannot be provided or for which events or circumstances occurring after the close of the relevant market or exchange materially affect their value are valued at their fair value as determined in good faith under the direction of the portfolio’s Board of Trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small-capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing (a method that takes into consideration the value of other securities with similar characteristics, such as ratings, yield and maturity), discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculation of net asset values for each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the portfolio’s net asset value by those traders.

Dividends and Other Distributions

The AXA Allocation Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by a portfolio are automatically reinvested at net asset value in shares of that portfolio.

53

PORTFOLIO SERVICES (cont’d)

Tax Consequences

Each AXA Allocation Portfolio is treated as a separate corporation and intends to continue to qualify to be treated as a regulated investment company for federal tax purposes. A portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. To comply with all these requirements may, from time to time, necessitate a Portfolio’s disposition of one or more investments when it might not otherwise do so. A regulated investment company that satisfies the federal tax requirements is not taxed at the entity (portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each portfolio will be operated to have no federal tax liability, if any portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent that a portfolio invests in foreign securities or holds (and certain other requirements) foreign currencies, it could be subject to foreign taxes that would reduce its investment performance.

It is important for each AXA Allocation Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a portfolio that are insurance company separate accounts will then be able to use a “look-through” rule in determining whether the Contracts indirectly funded by the portfolio meet investment diversification rules for separate accounts. If a portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. FMG LLC, in its capacity as the investment manager and as the administrator for the Trust, therefore carefully monitors the portfolios’ compliance with all of the regulated investment company rules and separate accounts investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Additional Information

Portfolio Distribution Arrangements

The AXA Allocation Portfolios are distributed by AXA Distributors, LLC an affiliate of FMG LLC (the “Distributor”). The Distributor may receive payments from certain Advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The Distributor also may receive other marketing support from the Advisers in connection with the distribution of the Contracts.

54

DESCRIPTION OF BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

Standard & Poor’s 500 Index

Contains 500 of the largest U.S. companies deemed by Standard and Poor’s (“S&P”) to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Barclays Capital U.S. Aggregate Bond Index

Covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, taxable municipal securities agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s Investors Service, Inc., and BBB- or better by S&P and Fitch Rafungs, Ltd., have a fixed coupon rate, and be U.S. dollar denominated.

Morgan Stanley Capital International EAFE Index

Is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

55

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the AXA Allocation Portfolios. The financial information in the tables below is for the past five (5) years. The information below has been derived from the financial statements of each AXA Allocation Portfolio, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each AXA Allocation Portfolio’s financial statements as of December 31, 2010 and the financial statements themselves appear in the Trust’s Annual Report.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, the Class K shares have no financial history. The Class K shares have the same expenses as the Class A shares.

Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s SAI and available upon request.

AXA Conservative Allocation Portfolio

	Class A
	Year Ended December 31,
	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.51		$9.13		$10.90	$10.87	$10.69

Income (loss) from investment operations:
Net investment income (loss)(x)	0.19	(e)	0.33	(e)	0.53 (e)	0.47 (e)	0.41 (e)
Net realized and unrealized gain (loss) on investments	0.53		0.59		(1.71)	0.18	0.30

Total from investment operations	0.72		0.92		(1.18)	0.65	0.71

Less distributions:
Dividends from net investment income	(0.24)		(0.24)		(0.46)	(0.43)	(0.38)
Distributions from net realized gains	(0.43)		(0.30)		(0.13)	(0.19)	(0.15)

Total dividends and distributions	(0.67)		(0.54)		(0.59)	(0.62)	(0.53)

Net asset value, end of year	$9.56		$9.51		$9.13	$10.90	$10.87

Total return	7.59%		10.07%		(10.79)%	6.11%	6.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,959		$28,327		$13,472	$9,015	$4,999
Ratio of expenses to average net assets:
After waivers(f)	0.13	%(j)	0.11	%(j)	0.10%	0.10%	0.10%
Before waivers(f)	0.28%		0.29%		0.30%	0.31%	0.32%
Ratio of net investment income to average net assets:
After waivers(f)(x)	1.91%		3.44%		5.12%	4.17%	3.80%
Before waivers(f)(x)	1.77%		3.25%		4.92%	3.96%	3.58%
Portfolio turnover rate	50%		79%		59%	39%	55%

56

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.52		$9.13		$10.90	$10.87	$10.69

Income (loss) from investment operations:
Net investment income (loss)(x)	0.17	(e)	0.22	(e)	0.58 (e)	0.45 (e)	0.38 (e)
Net realized and unrealized gain (loss) on investments	0.52		0.68		(1.78)	0.17	0.30

Total from investment operations	0.69		0.90		(1.20)	0.62	0.68

Less distributions:
Dividends from net investment income	(0.22)		(0.21)		(0.44)	(0.40)	(0.35)
Distributions from net realized gains	(0.43)		(0.30)		(0.13)	(0.19)	(0.15)

Total dividends and distributions	(0.65)		(0.51)		(0.57)	(0.59)	(0.50)

Net asset value, end of year	$9.56		$9.52		$9.13	$10.90	$10.87

Total return	7.20%		9.90%		(11.02)%	5.74%	6.37%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,154,365		$2,035,540		$1,443,563	$585,489	$339,978
Ratio of expenses to average net assets:
After waivers(f)	0.38	%(j)	0.36	%(j)	0.35%	0.35%	0.35%
Before waivers(f)	0.53%		0.54%		0.55%	0.56%	0.57%
Ratio of net investment income to average net assets:
After waivers(f)(x)	1.71%		2.30%		5.69%	4.02%	3.48%
Before waivers(f)(x)	1.56%		2.12%		5.50%	3.81%	3.26%
Portfolio turnover rate	50%		79%		59%	39%	55%

(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the Underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.75% for Class A and 1.00% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

57

FINANCIAL HIGHLIGHTS (cont’d)

AXA Conservative-Plus Allocation Portfolio

	Class A
	Year Ended December 31,
	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.27		$8.73		$11.59	$11.61	$11.16

Income (loss) from investment operations:
Net investment income (loss)(x)	0.14	(e)	0.24	(e)	0.44 (e)	0.43 (e)	0.36 (e)
Net realized and unrealized gain (loss) on investments	0.71		1.05		(2.65)	0.23	0.65

Total from investment operations	0.85		1.29		(2.21)	0.66	1.01

Less distributions:
Dividends from net investment income	(0.22)		(0.20)		(0.38)	(0.42)	(0.36)
Distributions from net realized gains	(0.29)		(0.55)		(0.27)	(0.26)	(0.20)

Total dividends and distributions	(0.51)		(0.75)		(0.65)	(0.68)	(0.56)

Net asset value, end of year	$9.61		$9.27		$8.73	$11.59	$11.61

Total return	9.24%		14.78%		(19.24)%	5.73%	9.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$63,455		$67,465		$42,358	$10,943	$5,544
Ratio of expenses to average net assets:
After waivers(f)	0.20	%(j)	0.18	%(j)	0.10%	0.10%	0.10%
Before waivers(f)	0.28%		0.30%		0.30%	0.29%	0.28%
Ratio of net investment income to average net assets:
After waivers(f)(x)	1.48%		2.56%		4.29%	3.58%	3.10%
Before waivers(f)(x)	1.41%		2.45%		4.10%	3.39%	2.91%
Portfolio turnover rate	33%		75%		51%	21%	20%

58

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010		2009		2008		2007	2006
Net asset value, beginning of year	$9.27		$8.73		$11.59		$11.61	$11.16

Income (loss) from investment operations:
Net investment income (loss)(x)	0.13	(e)	0.17	(e)	0.35	(e)	0.37 (e)	0.33 (e)
Net realized and unrealized gain (loss) on investments	0.71		1.09		(2.58)		0.26	0.64

Total from investment operations	0.84		1.26		(2.23)		0.63	0.97

Less distributions:
Dividends from net investment income	(0.20)		(0.17)		(0.36)		(0.39)	(0.32)
Distributions from net realized gains	(0.29)		(0.55)		(0.27)		(0.26)	(0.20)

Total dividends and distributions	(0.49)		(0.72)		(0.63)		(0.65)	(0.52)

Net asset value, end of year	$9.62		$9.27		$8.73		$11.59	$11.61

Total return	9.07%		14.48%		(19.45)%		5.46%	8.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,003,775		$1,867,749		$1,369,870		$1,150,399	$809,200
Ratio of expenses to average net assets:
After waivers(f)	0.45	%(j)	0.43	%(j)	0.35%		0.35%	0.35%
Before waivers(f)	0.53%		0.55%		0.55	%(c)	0.54%	0.53%
Ratio of net investment income to average net assets:
After waivers(f)(x)	1.35%		1.90%		3.37%		3.07%	2.84%
Before waivers(f)(x)	1.28%		1.79%		3.18%		2.88%	2.65%
Portfolio turnover rate	33%		75%		51%		21%	20%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the Underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% for Class A and 1.10% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

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FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate Allocation Portfolio

	Class A
	Year Ended December 31,
	2010		2009		2008	2007	2006
Net asset value, beginning of year	$12.80		$11.82		$17.10	$16.93	$15.88

Income (loss) from investment operations:
Net investment income (loss)(x)	0.18	(e)	0.23	(e)	0.48 (e)	0.45 (e)	0.39 (e)
Net realized and unrealized gain (loss) on investments	1.11		1.82		(4.57)	0.65	1.29

Total from investment operations	1.29		2.05		(4.09)	1.10	1.68

Less distributions:
Dividends from net investment income	(0.32)		(0.21)		(0.57)	(0.60)	(0.49)
Distributions from net realized gains	(0.32)		(0.86)		(0.62)	(0.33)	(0.14)

Total dividends and distributions	(0.64)		(1.07)		(1.19)	(0.93)	(0.63)

Net asset value, end of year	$13.45		$12.80		$11.82	$17.10	$16.93

Total return	10.14%		17.34%		(24.29)%	6.56%	10.58%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,881,375		$2,775,033		$2,494,212	$3,143,322	$3,103,418
Ratio of expenses to average net assets:
After waivers(f)	0.23	%(j)	0.21	%(j)	0.10%	0.10%	0.10%
Before waivers(f)	0.27%		0.28%		0.27%	0.27%	0.27%
Ratio of net investment income to average net assets:
After waivers(f)(x)	1.39%		1.85%		3.19%	2.58%	2.36%
Before waivers(f)(x)	1.36%		1.78%		3.02%	2.41%	2.20%
Portfolio turnover rate	26%		71%		34%	9%	19%

60

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010		2009		2008		2007	2006
Net asset value, beginning of year	$12.72		$11.76		$17.01		$16.84	$15.79

Income (loss) from investment operations:
Net investment income (loss)(x)	0.15	(e)	0.21	(e)	0.48	(e)	0.45 (e)	0.37 (e)
Net realized and unrealized gain (loss) on investments	1.10		1.78		(4.57)		0.60	1.26

Total from investment operations	1.25		1.99		(4.09)		1.05	1.63

Less distributions:
Dividends from net investment income	(0.28)		(0.17)		(0.54)		(0.55)	(0.44)
Distributions from net realized gains	(0.32)		(0.86)		(0.62)		(0.33)	(0.14)

Total dividends and distributions	(0.60)		(1.03)		(1.16)		(0.88)	(0.58)

Net asset value, end of year	$13.37		$12.72		$11.76		$17.01	$16.84

Total return	9.91%		16.95%		(24.46)%		6.31%	10.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,291,295		$7,830,939		$5,897,027		$6,289,959	$4,867,869
Ratio of expenses to average net assets:
After waivers(f)	0.48	%(j)	0.46	%(j)	0.35%		0.35%	0.35%
Before waivers(f)	0.52%		0.53%		0.52	%(c)	0.52%	0.52%
Ratio of net investment income to average net assets:
After waivers(f)(x)	1.16%		1.69%		3.23%		2.57%	2.26%
Before waivers(f)(x)	1.13%		1.62%		3.05%		2.40%	2.09%
Portfolio turnover rate	26%		71%		34%		9%	19%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the Underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class A and 1.15% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

61

FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate-Plus Allocation Portfolio

	Class A
	Year Ended December 31,
	2010		2009		2008	2007	2006
Net asset value, beginning of year	$ 9.70		$ 8.76		$ 13.95	$ 13.89	$ 12.60

Income (loss) from investment operations:
Net investment income (loss)(x)	0.10	(e)	0.15	(e)	0.25 (e)	0.32 (e)	0.32 (e)
Net realized and unrealized gain (loss) on investments	1.03		1.80		(4.55)	0.60	1.52

Total from investment operations	1.13		1.95		(4.30)	0.92	1.84

Less distributions:
Dividends from net investment income	(0.20)		(0.15)		(0.28)	(0.43)	(0.33)
Distributions from net realized gains	(0.28)		(0.86)		(0.61)	(0.43)	(0.22)

Total dividends and distributions	(0.48)		(1.01)		(0.89)	(0.86)	(0.55)

Net asset value, end of year	$ 10.35		$ 9.70		$ 8.76	$ 13.95	$ 13.89

Total return	11.69%		22.34%		(31.63)%	6.68%	14.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$324,712		$283,013		$225,734	$198,686	$100,459
Ratio of expenses to average net assets:
After waivers(f)	0.26	%(j)	0.23	%(j)	0.10%	0.10%	0.10%
Before waivers(f)	0.27%		0.28%		0.27%	0.27%	0.27%
Ratio of net investment income to average net assets:
After waivers(f)(x)	1.01%		1.57%		2.17%	2.20%	2.38%
Before waivers(f)(x)	1.00%		1.52%		2.00%	2.03%	2.22%
Portfolio turnover rate	20%		88%		35%	8%	4%

62

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,
	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.70		$8.76		$13.95	$13.89	$12.60

Income (loss) from investment operations:
Net investment income (loss)(x)	0.07	(e)	0.12	(e)	0.21 (e)	0.26 (e)	0.26 (e)
Net realized and unrealized gain (loss) on investments	1.04		1.81		(4.54)	0.62	1.55

Total from investment operations	1.11		1.93		(4.33)	0.88	1.81

Less distributions:
Dividends from net investment income	(0.17)		(0.13)		(0.25)	(0.39)	(0.30)
Distributions from net realized gains	(0.28)		(0.86)		(0.61)	(0.43)	(0.22)

Total dividends and distributions	(0.45)		(0.99)		(0.86)	(0.82)	(0.52)

Net asset value, end of year	$10.36		$9.70		$8.76	$13.95	$13.89

Total return	11.52%		22.03%		(31.81)%	6.41%	14.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,240,547		$11,531,037		$8,914,572	$10,665,262	$6,607,618
Ratio of expenses to average net assets:
After waivers(f)	0.51	%(j)	0.48	%(j)	0.35%	0.35%	0.35%
Before waivers(f)	0.52%		0.53%		0.52%	0.52%	0.52%
Ratio of net investment income to average net assets:
After waivers(f)(x)	0.73%		1.31%		1.83%	1.83%	1.95%
Before waivers(f)(x)	0.72%		1.26%		1.65%	1.66%	1.79%
Portfolio turnover rate	20%		88%		35%	8%	4%

(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the Underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class A and 1.20% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

63

FINANCIAL HIGHLIGHTS (cont’d)

AXA Aggressive Allocation Portfolio

	Class A
	Year Ended December 31,

	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.20		$8.15		$14.68	$14.71	$12.96

Income (loss) from investment operations:
Net investment income (loss)(x)	0.06	(e)	0.10	(e)	0.15 (e)	0.22 (e)	0.24 (e)
Net realized and unrealized gain (loss) on investments	1.16		2.15		(5.71)	0.71	2.10

Total from investment operations	1.22		2.25		(5.56)	0.93	2.34

Less distributions:
Dividends from net investment income	(0.18)		(0.12)		(0.19)	(0.40)	(0.30)
Distributions from net realized gains	(0.22)		(1.08)		(0.78)	(0.56)	(0.29)

Total dividends and distributions	(0.40)		(1.20)		(0.97)	(0.96)	(0.59)

Net asset value, end of year	$10.02		$9.20		$8.15	$14.68	$14.71

Total return	13.33%		27.56%		(39.05)%	6.43%	18.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$114,201		$97,335		$75,827	$97,742	$51,217
Ratio of expenses to average net assets:
After waivers(f)	0.28	%(j)	0.24	%(j)	0.10%	0.10%	0.10%
Before waivers(f)	0.28%		0.29%		0.28%	0.27%	0.28%
Ratio of net investment income to average net assets:
After waivers(f)(x)	0.67%		1.18%		1.27%	1.41%	1.72%
Before waivers(f)(x)	0.67%		1.14%		1.09%	1.23%	1.54%
Portfolio turnover rate	15%		102%		39%	10%	6%

64

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,

	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.21		$8.15		$14.68	$14.71	$12.96

Income (loss) from investment operations:
Net investment income (loss)(x)	0.04	(e)	0.08	(e)	0.14 (e)	0.18 (e)	0.18 (e)
Net realized and unrealized gain (loss) on investments	1.14		2.15		(5.72)	0.71	2.13

Total from investment operations	1.18		2.23		(5.58)	0.89	2.31

Less distributions:
Dividends from net investment income	(0.15)		(0.09)		(0.17)	(0.36)	(0.27)
Distributions from net realized gains	(0.22)		(1.08)		(0.78)	(0.56)	(0.29)

Total dividends and distributions	(0.37)		(1.17)		(0.95)	(0.92)	(0.56)

Net asset value, end of year	$10.02		$9.21		$8.15	$14.68	$14.71

Total return	12.92%		27.37%		(39.21)%	6.16%	17.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,578,099		$3,306,507		$2,426,997	$3,038,613	$1,595,326
Ratio of expenses to average net assets:
After waivers(f)	0.53	%(j)	0.50	%(j)	0 .35%	0.35%	0.35%
Before waivers(f)	0.53%		0.54%		0.53%	0.52%	0.53%
Ratio of net investment income to average net assets:
After waivers(f)(x)	0.39%		0.97%		1.18%	1.17%	1.30%
Before waivers(f)(x)	0.39%		0.93%		1.01%	1.00%	1.12%
Portfolio turnover rate	15%		102%		39%	10%	6%

(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the Underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class A and 1.25% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

65

If you would like more information about the AXA Allocation Portfolios, the following documents (including a copy of this Prospectus) are available at the Trust’s website: www.axa-equitablefunds.com, free of charge.

Annual and Semi-Annual Reports — Include more information about the portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the AXA Allocation Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the portfolios’ SAI.

To order a free copy of the AXA Allocation Portfolios’ SAI and/or Annual and Semi-Annual Report, request other information about a portfolio, or make other shareholder inquiries, contact your financial professional, or the AXA Allocation Portfolios at:

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 877-222-2144

Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the AXA Allocation Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

100 F Street NE

Washington, D.C. 20549-1520

AXA Premier VIP Trust

AXA Allocation Portfolios

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

AXA Aggressive Allocation Portfolio

(Investment Company Act File No. 811-10509)

© 2011 AXA Premier VIP Trust

PROSPECTUS AUGUST 16, 2011

AXA PREMIER VIP TRUST

Class K Shares

Target Allocation Portfolios

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

The Securities and Exchange Commission has not approved any portfolio’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

(197046)

Table of

Target 2015 Allocation Portfolio — Class K Shares

INVESTMENT OBJECTIVE:

Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2015 Allocation Portfolio	Class K Shares
Management Fee	0.10%
Distribution and/or Service Fees (Rule 12b-1 fees)	None
Other Expenses	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.60%
Total Annual Portfolio Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement†	–0.11%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through August 31, 2012 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.35% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after August 31, 2012.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$97	$326	$574	$1,284

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34% of the average value of the Portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”), which represent a variety of asset classes and investment styles. The Portfolio is managed to target 2015 as the specific year of planned retirement (the “retirement year”). The retirement year also assumes that an investor retires at age 65. The Portfolio’s asset mix will become more conservative each year until reaching the year approximately ten years after the retirement year (the “target year”) at which time the asset mix will become relatively static. The asset classes in which the Portfolio may invest generally are divided into domestic equity, international equity and fixed income investments. The following chart shows the Portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the Portfolio invests) as of the date of this prospectus.

Target 2015 Allocation Portfolio Asset Allocations

Approximate Number of Years Before/After Retirement	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	42%	35%	30%	15%
International Equity	18%	15%	10%	5%
Fixed Income
(including domestic and foreign investment grade and high yield or “junk” bonds, and short term investments such as money market instruments)	40%	50%	60%	80%

3

The following chart illustrates how the asset mix of the Portfolio will vary over time. In general, the asset mix of the Portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments.

As of December 31, 2010, the Portfolio’s asset mix was approximately 38.7% to domestic equity, 23.3% to international equity, and 38% to fixed income (fixed income allocations may include domestic and foreign investment grade bonds and high yield or “junk” bonds as well as short term investments such as money market instruments). The Portfolio’s shareholder report sets forth the actual allocation to the Underlying Portfolios.

The Manager establishes the asset mix of the Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. The Manager may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Manager will permit the relative weightings of the Portfolio’s asset classes to vary in response to the markets, but ordinarily only by plus/minus 15%. Beyond those ranges, the Manager generally will use cash flows, and periodically will rebalance, to keep the Portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Underlying Portfolios may already be available directly as an investment option in your Contract and an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a portfolio instead of in the Portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Risks of Investing in Other Investment Companies — A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•	Portfolio Management Risk — The risk that strategies used by the Manager or the investment sub-adviser (“Adviser”) and their securities selections fail to produce the intended results.

•

Affiliated Portfolio Risk — In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

4

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

•

Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the portfolio’s average annual total returns for the past year and since inception through December 31, 2010 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
13.20% (2009 2nd Quarter)	–15.19% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception (August 31, 2006)
Target 2015 Allocation Portfolio	11.02%	1.84%
S&P 500 Index	15.06%	1.32%
MSCI EAFE Index	7.75%	–0.28%
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.19%

5

WHO MANAGES THE PORTFOLIO

FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President of FMG LLC	September 2006
Alwi Chan, CFA	Vice President of FMG LLC	May 2011
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans and to other eligible investors. Class K shares of the Portfolio are sold only to retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

6

Target 2025 Allocation Portfolio — Class K Shares

INVESTMENT OBJECTIVE:

Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2025 Allocation Portfolio	Class K Shares
Management Fee	0.10%
Distribution and/or Service Fees (Rule 12b-1 fees)	None
Other Expenses	0.35%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.58%
Total Annual Portfolio Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement†	–0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through August 31, 2012 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.35% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after August 31, 2012.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$95	$318	$559	$1,250

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of the average value of the Portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”), which represent a variety of asset classes and investment styles. The Portfolio is managed to target 2025 as the specific year of planned retirement (the “retirement year”). The retirement year also assumes that an investor retires at age 65. The Portfolio’s asset mix will become more conservative each year until reaching the year approximately ten years after the retirement year (the “target year”) at which time the asset mix will become relatively static. The asset classes in which the Portfolio may invest generally are divided into domestic equity, international equity and fixed income investments. The following chart shows the Portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the Portfolio invests) as of the date of this prospectus.

Target 2025 Allocation Portfolio Asset Allocations

Approximate Number of Years Before/After Retirement	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	54%	50%	42%	35%	30%	15%
International Equity	22%	20%	18%	15%	10%	5%
Fixed Income
(including domestic and foreign investment grade and high yield or “junk” bonds, and short term investments such as money market instruments)	24%	30%	40%	50%	60%	80%

7

The following chart illustrates how the asset mix of the Portfolio will vary over time. In general, the asset mix of the Portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments.

As of December 31, 2010, the Portfolio’s asset mix was approximately 50.3% to domestic equity, 26.1% to international equity, and 23.6% to fixed income (fixed income allocations may include domestic and foreign investment grade bonds and high yield or “junk” bonds as well as short term investments such as money market instruments). The Portfolio’s shareholder report sets forth the actual allocation to the Underlying Portfolios.

The Manager establishes the asset mix of the Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. The Manager may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Manager will permit the relative weightings of the Portfolio’s asset classes to vary in response to the markets, but ordinarily only by plus/minus 15%. Beyond those ranges, the Manager generally will use cash flows, and periodically will rebalance, to keep the Portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Underlying Portfolios may already be available directly as an investment option in your Contract and an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a portfolio instead of in the Portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Risks of Investing in Other Investment Companies — A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•	Portfolio Management Risk — The risk that strategies used by the Manager or the investment sub-adviser (“Adviser”) and their securities selections fail to produce the intended results.

•

Affiliated Portfolio Risk — In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

8

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

•

Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past year and since inception through December 31, 2010 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
15.64% (2009 2nd Quarter)	–18.36% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception (August 31, 2006)
Target 2025 Allocation Portfolio	12.11%	1.27%
S&P 500 Index	15.06%	1.32%
MSCI EAFE Index	7.75%	–0.28%
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.19%

9

WHO MANAGES THE PORTFOLIO

FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President of FMG LLC	September 2006
Alwi Chan, CFA	Vice President of FMG LLC	May 2011
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans and to other eligible investors. Class K shares of the Portfolio are sold only to retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

10

Target 2035 Allocation Portfolio — Class K Shares

INVESTMENT OBJECTIVE:

Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2035 Allocation Portfolio	Class K Shares
Management Fee	0.10%
Distribution and/or Service Fees (Rule 12b-1 fees)	None
Other Expenses	0.50%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.57%
Total Annual Portfolio Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement†	–0.25%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through August 31, 2012 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.35% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after August 31, 2012.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$94	$347	$620	$1,398

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of the Portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”), which represent a variety of asset classes and investment styles. The Portfolio is managed to target 2035 as the specific year of planned retirement (the “retirement year”). The retirement year also assumes that an investor retires at age 65. The Portfolio’s asset mix will become more conservative each year until reaching the year approximately ten years after the retirement year (the “target year”) at which time the asset mix will become relatively static. The asset classes in which the Portfolio may invest generally are divided into domestic equity, international equity and fixed income investments. The following chart shows the Portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the Portfolio invests) as of the date of this prospectus.

Target 2035 Allocation Portfolio Asset Allocations

Approximate Number of Years Before/After Retirement	25 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	61%	54%	50%	42%	35%	30%	15%
International Equity	25%	22%	20%	18%	15%	10%	5%
Fixed Income
(including domestic and foreign investment grade and high yield or “junk” bonds, and short term investments such as money market instruments)	14%	24%	30%	40%	50%	60%	80%

11

The following chart illustrates how the asset mix of the Portfolio will vary over time. In general, the asset mix of the Portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments.

As of December 31, 2010, the Portfolio’s asset mix was approximately 57.5% to domestic equity, 29.1% to international equity, and 13.4% to fixed income (fixed income allocations may include domestic and foreign investment grade bonds and high yield or “junk” bonds as well as short term investments such as money market instruments). The Portfolio’s shareholder report sets forth the actual allocation to the Underlying Portfolios.

The Manager establishes the asset mix of the Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. The Manager may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Manager will permit the relative weightings of the Portfolio’s asset classes to vary in response to the markets, but ordinarily only by plus/minus 15%. Beyond those ranges, the Manager generally will use cash flows, and periodically will rebalance, to keep the Portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Underlying Portfolios may already be available directly as an investment option in your Contract and an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a portfolio instead of in the Portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Risks of Investing in Other Investment Companies — A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•	Portfolio Management Risk — The risk that strategies used by the Manager or the investment sub-adviser (“Adviser”) and their securities selections fail to produce the intended results.

•

Affiliated Portfolio Risk — In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

12

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

•

Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past year and since inception through December 31, 2010 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
17.38% (2009 2nd Quarter)	–20.42% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception (August 31, 2006)
Target 2035 Allocation Portfolio	13.06%	0.95%
S&P 500 Index	15.06%	1.32%
MSCI EAFE Index	7.75%	–0.28%
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.19%

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WHO MANAGES THE PORTFOLIO

FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President of FMG LLC	September 2006
Alwi Chan, CFA	Vice President of FMG LLC	May 2011
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans and to other eligible investors. Class K shares of the Portfolio are sold only to retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

14

Target 2045 Allocation Portfolio — Class K Shares

INVESTMENT OBJECTIVE:

Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2045 Allocation Portfolio	Class K Shares
Management Fee	0.10%
Distribution and/or Service Fees (Rule 12b-1 fees)	None
Other Expenses	0.74%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.56%
Total Annual Portfolio Operating Expenses	1.40%
Fee Waiver and/or Expense Reimbursement†	–0.49%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through August 31, 2012 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.35% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after August 31, 2012.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$93	$395	$719	$1,637

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of the Portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”), which represent a variety of asset classes and investment styles. The Portfolio is managed to target 2045 as the specific year of planned retirement (the “retirement year”). The retirement year also assumes that an investor retires at age 65. The Portfolio’s asset mix will become more conservative each year until reaching the year approximately ten years after the retirement year (the “target year”) at which time the asset mix will become relatively static. The asset classes in which the Portfolio may invest generally are divided into domestic equity, international equity and fixed income investments. The following chart shows the Portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the Portfolio invests) as of the date of this prospectus.

Target 2045 Allocation Portfolio Asset Allocations

Approximate Number of Years Before/After Retirement	35 Years Before	25 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	67%	61%	54%	50%	42%	35%	30%	15%
International Equity	29%	25%	22%	20%	18%	15%	10%	5%
Fixed Income
(including domestic and foreign investment grade and high yield or “junk” bonds, and short term investments such as money market instruments)	4%	14%	24%	30%	40%	50%	60%	80%

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The following chart illustrates how the asset mix of the Portfolio will vary over time. In general, the asset mix of the Portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments.

As of December 31, 2010, the Portfolio’s asset mix was approximately 63.8% to domestic equity, 32.6% to international equity, and 3.6% to fixed income (fixed income allocations may include domestic and foreign investment grade bonds and high yield or “junk” bonds as well as short term investments such as money market instruments). The Portfolio’s shareholder report sets forth the actual allocation to the Underlying Portfolios.

The Manager establishes the asset mix of the Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. The Manager may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Manager will permit the relative weightings of the Portfolio’s asset classes to vary in response to the markets, but ordinarily only by plus/minus 15%. Beyond those ranges, the Manager generally will use cash flows, and periodically will rebalance, to keep the Portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Underlying Portfolios may already be available directly as an investment option in your Contract and an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a portfolio instead of in the Portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Risks of Investing in Other Investment Companies — A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•	Portfolio Management Risk — The risk that strategies used by the Manager or the investment sub-adviser (“Adviser”) and their securities selections fail to produce the intended results.

•

Affiliated Portfolio Risk — In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

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•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

•

Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past year and since inception through December 31, 2010 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
19.49% (2009 2nd Quarter)	–22.94% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception (August 31, 2006)
Target 2045 Allocation Portfolio	13.46%	0.41%
S&P 500 Index	15.06%	1.32%
MSCI EAFE Index	7.75%	–0.28%
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.19%

17

WHO MANAGES THE PORTFOLIO

FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President of FMG LLC	September 2006
Alwi Chan, CFA	Vice President of FMG LLC	May 2011
Xavier Poutas, CFA	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”) and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans and to other eligible investors. Class K shares of the Portfolio are sold only to retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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MORE ABOUT INVESTMENT STRATEGIES & RISKS

More about Investment Strategies

Changes in Investment Objectives and Principal Investment Strategies

As described in this prospectus, each portfolio has its own investment objective(s), policies and strategies. There is no assurance that a portfolio will achieve its investment objective. The investment objective of each portfolio may be changed without shareholder approval. All investment policies and strategies that are not specifically designated as fundamental also may be changed without shareholder approval.

Strategies

The following provides additional information regarding the principal investment strategies of the portfolios as discussed in “Portfolio Goals, Strategies & Risks – Principal Investment Strategies of the Portfolio” and provides information regarding additional investment strategies that the portfolios may employ. Each strategy may apply to all of the portfolios. The portfolios also may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see the portfolios’ Statement of Additional Information (“SAI”).

Securities of Other Investment Companies.  Each portfolio invests in Underlying Portfolios managed by FMG LLC and sub-advised by one or more Advisers, which may include affiliates of FMG LLC. In addition, each portfolio has an asset allocation target that is an approximate percentage of the portfolio’s assets allocated between domestic equity securities, international equity securities and fixed income securities as represented by the individual holdings of the Underlying Portfolios. Generally, a portfolio’s investments in other investment companies are subject to statutory limitations in the Investment Company Act of 1940, as amended (“1940 Act”), including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding voting shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the portfolios rely to invest in other investment companies in excess of these limits, subject to certain conditions.

U.S. Government Securities.  Each portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Cash and Short-Term Investments.  Each portfolio may hold cash or invest in short-term paper and other short-term investments (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited.

Each Portfolio also may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Manager. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies by the 1940 Act.

Portfolio Turnover.  The portfolios do not restrict the frequency of trading to limit expenses. The portfolios may engage in active and frequent trading of portfolio securities to achieve their investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Temporary Defensive Investments.  For temporary defensive purposes, each portfolio may invest without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a portfolio is invested in these instruments, the portfolio will not be pursuing its principal investment strategies and may not achieve its investment objective. In addition, each Portfolio may deviate from its asset allocation targets for defensive purposes.

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each portfolio’s shares may be affected by the portfolio’s investment objective, principal investment strategies and particular risk factors. Consequently, each portfolio may be subject to different risks. Some of the risks of investing in the portfolios are discussed below, including the principal risks of the portfolios as discussed in “Portfolio Goals, Strategies & Risks – The Principal Risks of Investing in the Portfolio.” However, other factors may also affect each portfolio’s investment results. There is no guarantee that a portfolio will achieve its investment objective or that it will not lose value.

Each Target Allocation Portfolio follows a similar investment strategy; however, a portfolio’s allocation among Underlying Portfolios will vary depending on its retirement date, and therefore

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MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

its exposure to risk will vary. To the extent a Target Allocation Portfolio invests in Underlying Portfolios that invest in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent a Target Allocation Portfolio invests in Underlying Portfolios that invest in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities, which may include high yield securities. To the extent a Target Allocation Portfolio invests in Underlying Portfolios that invest in foreign securities, the performance of the portfolio will be subject to the risks of investing in foreign securities.

The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. More information about the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus.

General Risks of the Target Allocation Portfolios and the Underlying Portfolios

Each of the portfolios and the Underlying Portfolios may be subject to certain general investment risks, as discussed below.

•

Adviser Selection Risk — The risk that the Manager’s process for selecting or replacing a sub-adviser (“Adviser”) and its decision to select or replace an Adviser does not produce the intended results.

•

Affiliated Portfolio Risk — In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios. Portfolios investing in Underlying Portfolios may from time to time own or control a significant percentage of an Underlying Portfolio’s shares. Accordingly, the Underlying Portfolios are subject to the potential for large-scale inflows and outflows from the Underlying Portfolio as a result of purchases and redemptions by a portfolio advised by the Manager that invests in that Underlying Portfolio. These inflows and outflows may be frequent and could increase the Underlying Portfolio’s expense ratio and transaction costs and negatively affect the Underlying Portfolio’s performance and ability to meet shareholder redemption requests. These inflows and outflows may limit the ability of an Underlying Portfolio to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons, and could cause an Underlying Portfolio to purchase or sell securities when it would not normally do so, which would be particularly disadvantageous for an Underlying Portfolio if it needs to sell securities at a time of volatility in the markets, when values could be falling. Redemptions by these portfolios of their shares of the Underlying Portfolio may further increase the risks described above with respect to the Underlying Portfolio and may impact the Underlying Portfolio’s net asset value. Consistent with its fiduciary duties, the Manager seeks to implement each portfolio’s and each Underlying Portfolio’s investment program in a manner that is consistent with its investment objective, policies and strategies.

•

Asset Class Risk — There is the risk that the returns from the types of securities in which a portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•

Derivatives Risk — Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives include options, swaps, futures, options on futures, forward contracts and structured securities. Investing in derivatives involves investment techniques and risks different from those associated with ordinary mutual fund securities transactions and may involve increased transaction costs. The successful use of derivatives will usually depend on the Manager’s or an Adviser’s ability to accurately forecast movements in the market relating to the underlying reference asset, rate or index. If the Manager or an Adviser does not predict correctly the direction of securities prices, interest rates and other economic factors, a portfolio’s derivatives position could lose value. A portfolio’s investment in derivatives may rise or fall more rapidly than other investments and may reduce the Portfolio’s returns. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a portfolio could lose more than the principal amount invested. Derivatives are also subject to a number of risks such as leverage risk, liquidity risk, interest rate risk, market risk, credit risk and also involve the risk of mispricing or improper valuation. The use of derivatives may increase the volatility of a portfolio’s net asset value. Derivatives may be leveraged such that a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for a portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the portfolio. In addition, the possible lack of a liquid secondary market for certain derivatives and the resulting inability of a portfolio to sell or otherwise close a derivatives position could expose a portfolio to losses and could make such derivatives more difficult for the Portfolio to value accurately. Some derivatives are

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MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

more sensitive to market price fluctuations and to interest rate changes than other investments. A portfolio also could suffer losses related to its derivatives positions as a result of undervalued market movements, which losses are potentially unlimited. A portfolio also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, over-the-counter derivatives often do not have liquidity beyond the counterparty to the transaction, and because they are not traded on exchanges, they do not offer the protections provided by exchanges in the event that the counterparty is unable to fulfill its contractual obligation. Over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that a portfolio holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a portfolio’s hedging transactions will be effective.

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Index Strategy Risk — A portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends to track the performance of an unmanaged index of securities, whereas actively managed portfolios typically seek to outperform a benchmark index. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

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Investment Style Risk — An Adviser may use a particular style or set of styles, for example, growth, value, momentum or quantitative investing styles, to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. An Adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such an Adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the portfolio’s share price.

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. An Adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Leverage Risk — When a portfolio leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money. Leveraged holdings generally require corresponding holdings of cash and cash equivalents, which may impede a portfolio’s ability to pursue its objectives.

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Liquidity Risk — The risk that certain investments may be difficult or impossible for a portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

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Multiple Adviser Risk — A portfolio may have multiple Advisers, each of which is responsible for investing a specific allocated portion of the portfolio’s assets. Because each Adviser manages its allocated portion of the portfolio independently from another Adviser, the same security may be held in different portions of the portfolio, or may be acquired for one portion of the portfolio at a

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time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the portfolio. Because each Adviser directs the trading for its own portion of the portfolio, and does not aggregate its transactions with those of the other Adviser, the portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire portfolio. In addition, while the Manager seeks to allocate a portfolio’s assets among the portfolio’s Advisers in a manner that it believes is consistent with achieving the portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among Advisers because the Manager pays different fees to the Advisers and due to other factors that could impact the Manager’s revenues and profits.

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Portfolio Management Risk — The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results. In addition, the Manager may be subject to potential conflicts of interest in connection with providing advice to a portfolio with respect to the allocation of assets between passively and actively managed portions of a portfolio and the development and implementation of the models used to manage a portfolio to the extent that such advice may impact its obligations with respect to any death benefit, income benefit or other guarantees that it and its affiliates may provide through Contracts that offer the portfolio as an investment option. Consistent with its fiduciary duties, the Manager seeks to implement each portfolio’s investment program in a manner that is in the best interests of the portfolio and that is consistent with the portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

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Portfolio Turnover Risk — High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total return.

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Repurchase Agreements Risk — A portfolio may enter into repurchase agreements under which it purchases a security that a seller has agreed to repurchase from the portfolio at a later date at the same price plus interest. If a seller defaults and the security declines in value, the portfolio might incur a loss. If the seller declares bankruptcy, the portfolio may not be able to sell the security at the desired time.

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Risks of Investing in Other Investment Companies — A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios, in addition to the portfolio’s direct fees and expenses. The cost of investing in the portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest, and the ability of the Portfolio to meet its investment objective will depend, to a significant degree, on the ability of the Underlying Portfolios to meet their objectives. The portfolio and Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the portfolio. If that were to occur, the portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the portfolio.

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Securities Lending Risk — A portfolio that lends securities is subject to the risk that the loaned securities will not be available to the portfolio on a timely basis and, therefore, that the portfolio may lose the opportunity to sell the securities at a desirable time and price. There is also the risk that the portfolio will not receive (or will experience delays in receiving) additional collateral or the loaned securities when due, which could result in a loss to the portfolio. If the borrower fails financially, it is also possible that the portfolio could lose its right to the collateral it holds. In addition, the portfolio bears the risk of a decline in the value of the collateral held by a portfolio in connection with a securities loan.

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Securities Selection Risk — The securities selected for a portfolio may not perform as well as other securities that were not selected for a portfolio. As a result, a portfolio may underperform other funds with the same objective or in the same asset class.

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Short Sale Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Risks of Equity Investments

Each Target Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios that emphasize investments in equity securities. Therefore, as an investor in a Target Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. In general, the performance of the Target Allocation Portfolios with later retirement dates, such as the Target 2035 Allocation and Target 2045 Allocation Portfolios, will be subject to the risks of investing in equity securities to a

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greater extent than the Target Allocation Portfolios with earlier retirement dates. The risks of investing in equity securities include:

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the portfolio’s Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to interest rate risk and credit risk and are often lower-quality securities.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

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ETFs Risk — When a portfolio invests in exchange-traded funds (“ETFs”), it will indirectly bear fees and expenses charged by the ETFs, in addition to the portfolio’s direct fees and expenses. Therefore, the cost of investing in the portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a portfolio invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs also may change their investment objectives or policies without the approval of the portfolio. If that were to occur, the portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the portfolio. Most ETFs are not actively managed. An ETF generally invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for such an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, such ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the ETF manager may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges, and in over-the-counter markets there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a portfolio’s investment in the ETFs could be substantially and adversely affected. In addition, because ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a portfolio that invests in such an ETF could be adversely impacted.

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Focused Portfolio Risk — A portfolio that employs a strategy of investing in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the portfolio’s net asset value.

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Initial Public Offering (“IPO”) Risk — Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of portfolios to which IPO securities are allocated increases, the number of securities issued to any one portfolio may decrease. To the extent a portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on portfolios with small asset bases. There is no guarantee that as a portfolio’s assets grow it will continue to experience substantially similar performance by investing in IPOs.

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Investment Company Securities Risk — A portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

•	Large-Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger

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companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Mid-Cap and Small-Cap Company Risk — A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. Mid- and small-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid- and small-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in mid- and small-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

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Non-Diversification Risk — A portfolio that is classified as a “non-diversified” investment company may invest a larger percentage of its assets in the securities of a limited number of issuers, some of which may be within the same industry. As a result, such a portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of such a portfolio’s investment performance, as the portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio.

Risks of Fixed Income Investments

Each Target Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, as an investor in a Target Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

In general, the performance of the Target Allocation Portfolios with earlier retirement dates, such as the Target 2015 Allocation and Target 2025 Allocation Portfolios, will be subject to the risks of investing in fixed income securities to a greater extent than those with later retirement dates. The risks of investing in fixed income securities include:

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Banking Industry Sector Risk — To the extent a portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the portfolio’s Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to interest rate risk and credit risk and are often lower-quality securities.

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Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default. U.S. government securities held by a portfolio are supported by varying degrees of credit, and their value may fluctuate in response to political, market or economic developments. U.S. government securities that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a Portfolio owns do not extend to shares of the Portfolio themselves.

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Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. Securities rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

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Loan Participation and Assignment Risk — A portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

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Junk Bonds or Lower-Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a portfolio’s net asset value. A portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the portfolio’s assets. If the portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the portfolio expenses can be spread and possibly reducing the portfolio’s rate of return.

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Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of a money market portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce the portfolio’s yield and can cause the price of a money market security to decrease. In addition, a money market portfolio is subject to the risk that the value of an investment may be eroded over time by inflation.

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Mortgage-Backed and Asset-Backed Securities Risk — The risk that the principal on mortgage- and asset-backed securities held by a portfolio may be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds these types of securities may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the portfolio. If a portfolio purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same pool, the portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. Moreover, instability in the markets for mortgage- and asset-backed securities may affect the liquidity of such securities, which means that a portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

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Zero Coupon and Pay-in-Kind Securities Risk — A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities,

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will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

Each Target Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios that invest primarily in foreign securities. Therefore, as an investor in a Target Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of foreign securities.

The following is a more detailed description of the primary risks of investing in foreign securities:

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

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Depositary Receipts Risk — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

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Emerging Markets Risk — Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose withholding or other taxes on foreign investments, or may nationalize or expropriate the assets of private countries. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging markets country. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Portfolio. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations and may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries.

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Geographic Risk — The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition, certain markets are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

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Political/Economic Risk — Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a portfolio’s foreign investments.

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Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

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Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a portfolio to carry out transactions. If a portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the portfolio could be liable for any losses incurred.

•	Transaction Costs Risk — The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

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INFORMATION REGARDING THE UNDERLYING PORTFOLIOS

In order to give you a better understanding of the types of Underlying Portfolios in which the portfolios currently may invest, the table below lists the Underlying Portfolios, divided by asset class, based on each Underlying Portfolio’s individual securities holdings. Each of the Underlying Portfolios is advised by the Manager and sub-advised by one or more Advisers, which may include affiliates of the Manager. The Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with a portfolio, you also will indirectly bear the fees of the Underlying Portfolios, which include management and administration fees paid to the Manager, and in certain instances, advisory fees paid by the Manager to affiliates. The Underlying Portfolios in which a portfolio may invest may be changed from time to time at the discretion of the Manager without notice or shareholder approval.

The following is information regarding the Underlying Portfolios. If you would like more information about the Underlying Portfolios, their Prospectuses and Statements of Additional Information are available at www.axa-equitablefunds.com or by contacting your financial professional, or the portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
EQ/Equity 500 Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio typically will hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Equity Risk • Index Strategy Risk • Large-Cap Company Risk
EQ/Equity Growth PLUS Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in exchange-traded funds and derivatives such as futures and options.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk • Leveraging Risk • Mid-Cap Company Risk
EQ/GAMCO Small Company Value Portfolio	Seeks to maximize capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small-capitalization companies. Small-capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment. The Adviser utilizes a value-oriented investment style.	• Currency Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Small-Cap Company Risk

27

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
EQ/Large Cap Growth Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000 Growth Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index. The Portfolio seeks to hold all securities in the index in the exact weight each represents in the index.	• Equity Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk
EQ/Large Cap Growth PLUS Portfolio	Seeks to provide long-term capital growth.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Exchange Traded Fund Risk

• Foreign Securities Risk

• Index Strategy Risk

• Investment Style Risk

• Large-Cap Company Risk

• Leveraging Risk

• Portfolio Turnover Risk

EQ/Large Cap Value Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Portfolio typically will hold all securities in the Russell 1000 Value Index in the exact weight each represents in that index, although, in certain instances, a sampling approach may be used.	• Equity Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk

28

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
EQ/Large Cap Value PLUS Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.	• Derivatives Risk • Exchange-Traded Fund Risk • Equity Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk • Leveraging Risk • Portfolio Turnover Risk
EQ/Mid Cap Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.	The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in equity securities in the S&P MidCap 400 Index. The Portfolio typically will hold all 400 securities in the S&P MidCap 400 Index in the act weight each represents in that index although, in certain circumstances, a sampling approach may be utilized.	• Equity Risk • Index Strategy Risk • Mid-Cap Company Risk
EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Equity Risk • Index Strategy Risk • Small-Cap Company Risk

29

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
Multimanager Aggressive Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Currency Risk • Emerging Markets Risk • Derivatives Risk • Equity Risk • Foreign Securities Risk • Index Strategy Risk • Large-Cap Company Risk • Leverage Risk
Multimanager Large Cap Core Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large-capitalization companies. Large-capitalization companies are companies with market capitalization within the range of the S&P 500 Index the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Derivatives Risk • Equity Risk • Index Strategy Risk • Large-Cap Company Risk • Leverage Risk
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income.	For purposes of this Portfolio, the words “reasonable current income” mean moderate income. Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Exchange Traded Fund Risk

• Foreign Securities Risk

• Index Strategy Risk

• Large-Cap Company Risk

• Leveraging Risk

• Portfolio Turnover Risk

30

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
EQ/Mid Cap Value PLUS Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Exchange Traded Funds Risk

• Foreign Securities Risk

• Index Strategy Risk

• Investment Style Risk

• Leveraging Risk

• Mid-Cap Company Risk

Multimanager Large Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large-capitalization companies. Large-capitalization companies are companies with market capitalization within the range of the Russell 1000 Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Derivatives Risk • Equity Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk • Leverage Risk
Multimanager Mid Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Medium market capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Derivatives Risk • Equity Risk • Index Strategy Risk • Investment Style Risk • Leverage Risk • Mid-Cap Company Risk

31

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
Multimanager Mid Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Medium market capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index or the Russell Midcap Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Derivatives Risk • Equity Risk • Index Strategy Risk • Investment Style Risk • Leverage Risk • Mid-Cap Company Risk
Multimanager Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Depositary Receipts Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Foreign Securities Risk

• Index Strategy Risk

• Investment Style Risk

• Leverage Risk

• Portfolio Turnover Risk

• Small-Cap Company Risk

Multimanager Small Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Depositary Receipts Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Foreign Securities Risk

• Index Strategy Risk

• Investment Style Risk

• Leverage Risk

• Portfolio Turnover Risk

• Small-Cap Company Risk

32

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
ATM Large Cap Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of large capitalization companies, including securities included in the S&P 500 Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of large-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Large-Cap Company Risk • Leveraging Risk • Non-Diversification Risk • Short Sales Risk
ATM Mid Cap Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of mid capitalization companies, including securities included in the Standard & Poor’s MidCap 400 Index (“S&P 400”).	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of mid capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Leveraging Risk • Mid-Cap Company Risk • Non-Diversification Risk • Short Sales Risk
ATM Small Cap Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of small capitalization companies, including securities included in the Russell® 2000 Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of small-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Leveraging Risk • Non-Diversification Risk • Short Sales Risk • Small-Cap Company Risk

33

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FIXED INCOME — INVESTMENT GRADE BOND
EQ/Core Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government/Credit Index (“Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Government/Credit Index.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Government/Credit Index, which covers the U.S. dollar denominated, investment-grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, credit and corporate, credit, agency fixed-rate debt securities.	• Credit Risk • Index Strategy Risk • Interest Rate Risk • Investment Grade Securities Risk
EQ/Intermediate Government Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government Index (“Government Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Index, or other financial instruments that derive their value from those securities. The Government Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding.	• Credit Risk • Index Strategy Risk • Interest Rate Risk • Investment Grade Securities Risk • Zero Coupon and Pay-in Kind Securities Risk
EQ/PIMCO Ultra Short Bond Portfolio	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	The Portfolio invests at least 80% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The average portfolio duration will vary based on the Adviser’s forecast for interest rates and will normally not exceed one year.

• Credit Risk

• Derivatives Risk

• Equity Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leverage Risk

• Loan Participation and Assignments Risk

• Mortgage-Backed and Asset-Backed Securities Risk

• Portfolio Turnover Risk

34

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FIXED INCOME — INVESTMENT GRADE BOND
Multimanager Core Bond Portfolio	Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

• Affiliated Portfolio Risk

• Credit Risk

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Foreign Securities Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leverage Risk

• Mortgage-Backed and Asset-Backed Securities Risk

• New Fund Risk

• Portfolio Turnover Risk

• Risks of Investing in Other Investment Companies

ATM Core Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government/Credit Index.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Manager’s projection of interest rate movements.

• Credit Risk

• Derivatives Risk

• Exchange Traded Funds Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leveraging Risk

• Liquidity Risk

• Risks of Investing In Other Investment Companies

• Short Sales Risk

ATM Government Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government Bond Index.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities issued by the U.S. government and its agencies and instrumentalities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Manager’s projection of interest rate movements.

• Credit Risk

• Derivatives Risk

• Exchange Traded Funds Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leveraging Risk

• Liquidity Risk

• Risks of Investing In Other Investment Companies

• Short Sales Risk

• Zero Coupon and Pay-in Kind Securities Risk

35

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FIXED INCOME — INVESTMENT GRADE BOND
EQ/Global Bond PLUS Portfolio	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in exchange-traded funds and derivatives such as futures and options.

• Credit Risk

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Exchange Traded Funds Risk

• Foreign Securities Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Junk Bonds or Lower Rated Securities Risk

• Leverage Risk

• Mortgage-Backed and Asset-Backed Securities Risk

• Portfolio Turnover Risk

FIXED INCOME — HIGH YIELD BOND
Multimanager Multi-Sector Bond Portfolio	Seeks to achieve high total return through a combination of current income and capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds, including investment grade bonds and bonds that are rated below investment grade (so-called “junk bonds”). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

• Credit Risk

• Currency Risk

• Derivatives Risk

• Emerging Markets Risk

• Foreign Securities Risk

• Index Strategy Risk

• Interest Rate Risk

• Investment Grade Securities Risk

• Leverage Risk

• Junk Bonds or Lower-Rated Securities Risk

• Mortgage-Backed and Asset-Backed Securities Risk

• Portfolio Turnover Risk

INTERNATIONAL EQUITY
EQ/Global Multi-Sector Equity Portfolio	Seeks to achieve long term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Depositary Receipts Risk

• Derivatives Risk

• Emerging Markets Risk

• Equity Risk

• Foreign Securities Risk

• Index Strategy Risk

• Large-Cap Company Risk

• Leveraging Risk

• Portfolio Turnover Risk

36

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INTERNATIONAL EQUITY
EQ/International ETF Portfolio	Seeks long-term capital appreciation.	Under normal market conditions, the Portfolio invests up to 80% of its net assets, plus borrowings for investment purposes, in exchange traded securities of other investment companies (“ETFs”) that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.	• Currency Risk • Emerging Markets Risk • Equity Risk • Exchange Traded Funds Risk • Foreign Securities Risk
Multimanager International Equity Portfolio	Seeks to achieve long term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (securities of companies organized outside of the U.S. and that are traded in markets outside the U.S.). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Equity Risk • Foreign Securities Risk • Index Strategy Risk • Large-Cap Company Risk • Leverage Risk • Mid- and Small-Cap Company Risk
EQ/International Core PLUS Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests primarily in foreign equity securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

• Currency Risk

• Derivatives Risk

• Equity Risk

• Exchange Trades Funds Risk

• Foreign Securities Risk

• Index Strategy Risk

• Large-Cap Company Risk

• Leveraging Risk

• Mid-Cap and Small-Capitalization Risk

37

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INTERNATIONAL EQUITY
ATM International Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International (“MSCI”) EAFE Index or a combination of the ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index®, FTSE 100 Index and the Tokyo Stock Price Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of foreign companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.

• Currency Risk

• Depository Receipts Risk

• Derivatives Risk

• Equity Risk

• Exchange Traded Funds Risk

• Foreign Securities Risk

• Geographic Risk

• Index Strategy Risk

• Leveraging Risk

• Non-Diversification Risk

• Political/Economic Risk

• Regulatory Risk

• Settlement Risk

• Short Sales Risk

• Transaction Costs Risk

FIXED INCOME — SHORT TERM
EQ/Money Market Portfolio	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

• Banking Industry Sector Risk

• Credit Risk

• Foreign Securities Risk

• Interest Rate Risk

• Loan Participation and Assignments Risk

• Money Market Risk

• Mortgage-Backed and Asset-Backed Securities Risk

38

MANAGEMENT TEAM

The Manager

The Trust

AXA Premier VIP Trust (the “Trust”) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the portfolios. The Trust issues shares of beneficial interest that are currently divided among twenty (20) distinct mutual funds, each with its own investment strategy and risk/reward profile. The Trust offers three classes of shares on behalf of each Portfolio: Class A, Class B and Class K. This prospectus describes the Class K shares of the four (4) Target Allocation Portfolios of the Trust.

The Manager

FMG LLC, 1290 Avenue of the Americas, New York, New York 10104, manages each Target Allocation Portfolio. FMG LLC is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Equitable. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. FMG LLC is newly organized and commenced operations on May 1, 2011.

The Manager is responsible for the general management and administration of the Trust and the day-to-day management of the Target Allocation Portfolios. In addition to its managerial responsibilities, the Manager is responsible for determining the asset mix for each Target Allocation Portfolio and ensuring that the asset allocations are consistent with the guidelines that have been approved by the Trust’s Board of Trustees. The Manager establishes the asset mix of each Target Allocation Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. The Manager also will rebalance each Target Allocation Portfolio’s holdings through its selection of Underlying Portfolios as deemed necessary to bring the asset allocation of a Target Allocation Portfolio back into alignment with its asset allocation target.

As noted above, the Manager has the authority to select and substitute Underlying Portfolios. The Manager may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios.

A committee of FMG LLC’s investment personnel manages each Target Allocation Portfolio.

Members of AXA FMG Committee	Business Experience
Kenneth T. Kozlowski, CFP®, ChFC, CLU	Mr. Kozlowski has served as Senior Vice President of FMG LLC since May 2011 and as Vice President of AXA Equitable from February 2001 to present. He has served as Vice President of the Trust from June 2010 to present. Since 2003, he has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds currently managed by FMG LLC, including the Target Allocation Portfolios. Prior to June 1, 2007 Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.
Alwi Chan, CFA	Mr. Chan is a Vice President of FMG LLC since May 2011 and has served as Vice President of AXA Equitable since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.
Xavier Poutas, CFA	Mr. Poutas is an Assistant Portfolio Manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

Information about the managers’ compensation, other accounts they manage and their ownership of securities in the Target Allocation Portfolios is available in the Trust’s SAI.

While day-to-day management of the Target Allocation Portfolios currently is provided by the Manager, the Manager may hire Advisers to provide day-to-day portfolio management for a Portfolio in the future. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement. The Manager has been granted relief by the SEC to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees and without obtaining shareholder approval. The Manager also may allocate a Target Allocation Portfolio’s assets to additional Advisers subject to approval of the Board of Trustees and has discretion to allocate a Target Allocation Portfolio’s assets among its current Advisers (if applicable). If a new Adviser is retained for a Target Allocation Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an

39

MANAGEMENT TEAM

The Manager (cont’d)

advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P., unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

A discussion of the basis of the decision by the Board to approve the investment management agreement with respect to the Target Allocation Portfolios is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2010.

Management Fees

Each Target Allocation Portfolio pays a fee to FMG LLC for management services. For the fiscal year ended December 31, 2010, each portfolio paid a fee at an annual rate of 0.10% of the Target Allocation Portfolio’s average daily net assets.

FMG LLC also provides administrative services to the Trust including, among others: coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each Target Allocation Portfolio pays FMG LLC an asset-based fee at an annual rate of 0.15% of the Target Allocation Portfolio’s average daily net assets up to and including $15 billion, 0.125% of the Target Allocation Portfolio’s average daily net assets over $15 billion up to and including $20 billion, and 0.10% of the Target Allocation Portfolio’s average daily net assets over $20 billion, plus $32,500 annually. As noted in the prospectus for each Underlying Portfolio, FMG LLC and, in certain cases, an affiliate serves as investment manager, investment sub-adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Target Allocation Portfolio. In this connection, FMG LLC’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting through August 31, 2012 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Target Allocation Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the Target Allocation Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, expenses of Underlying Portfolios, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business), do not exceed 0.35% for Class K shares.

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Target Allocation Portfolio’s expense ratio and such reimbursements do not exceed the Target Allocation Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments or waivers made, the portfolio will be charged such lower expenses. The Manager’s selection of Underlying Portfolios may positively or negatively effect impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

40

PORTFOLIO SERVICES

Buying and Selling Shares

Each Target Allocation Portfolio offers Class A, Class B and Class K shares. All shares are purchased and sold at their net asset value without any sales load. Class K Shares are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans. The Target Allocation Portfolios are not designed for market-timers, see the section entitled “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The Target Allocation Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase and Redemption Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Target Allocation Portfolios. Excessive purchases and redemptions of shares of a portfolio may adversely affect portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent that a portfolio invests in Underlying Portfolios that invest a significant portion of their assets in foreign securities (e.g., Multimanager International Equity Portfolio), the securities of small- and mid-capitalization companies (e.g., Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, EQ/Small Company Index Portfolio) or high-yield securities (Multimanager Multi-Sector Bond Portfolio), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas markets but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive trading activity. The Trust and the Target Allocation Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in portfolio shares. As a general matter, each portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders, including any Contractholders whose accounts are held through omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which FMG LLC and its affiliates, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on the ability to monitor certain potentially disruptive trading activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity, while others will bear the effect of that frequent transfer activity.

41

PORTFOLIO SERVICES (cont’d)

If FMG LLC, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. FMG LLC or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. The Trust aggregates inflows and outflows for each portfolio on a daily basis. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s net inflows and outflows exceed an established monitoring threshold, FMG LLC or an affiliate sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, FMG LLC or an affiliate may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, FMG LLC or an affiliate currently will restrict the availability of voice, fax and automated transaction services. FMG LLC or an affiliate currently will apply such action for the remaining life of each affected Contract. Because FMG LLC or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although Contractholders who have engaged in disruptive transfer activity currently receive letters notifying them of FMG LLC’s or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future. Consistent with seeking to discourage potentially disruptive transfer activity, FMG LLC, an affiliate thereof or the Trust also may, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of portfolio shares also apply to retirement plan participants, but do not apply to transfers or purchases and redemptions of shares of portfolios of the Trust by funds of funds managed by FMG LLC.

Not withstanding our efforts, we may be unable to detect or deter market timing activities by certain persons, which can lead to disruption of management of, and excess costs to, the particular portfolio.

Selling Restrictions

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

Restriction	Situation
The portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.
A portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of FMG LLC.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

42

PORTFOLIO SERVICES (cont’d)

The net asset value of portfolio shares is determined according to the following schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

•

An Underlying Portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares because foreign securities sometimes trade on days when a fund’s shares are not priced.

Shares of the Underlying Portfolios held by the Target Allocation Portfolios are valued at their net asset value. Generally, other portfolio securities and assets of the Target Allocation Portfolios as well as the portfolio securities and assets of the Underlying Portfolios are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the portfolio’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — for exchange-traded options last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last settlement price or, if there is no sale, latest available bid price.

•

Investment company securities — shares of open-end mutual funds held by a portfolio (other than ETFs) will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Securities and assets for which market quotations are not readily available for which valuation cannot be provided or for which events or circumstances occurring after the close of the relevant market or exchange materially affect their value are valued at their fair value as determined in good faith under the direction of the portfolio’s Board of Trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing (a method that takes into consideration the value of other securities with similar characteristics, such as ratings, yield and maturity), discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculation of net asset values for each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the portfolio’s net asset value by those traders.

43

PORTFOLIO SERVICES (cont’d)

Dividends and Other Distributions

The Target Allocation Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by a portfolio are automatically reinvested at net asset value in shares of that portfolio.

Tax Consequences

Each Target Allocation Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal income tax purposes. A portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distribution. To comply with all these requirements may, from time to time, necessitate a Portfolio’s disposition of one or more investments when it might not otherwise do so. A regulated investment company that satisfies the federal tax requirements is not taxed at the entity (portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each Target Allocation Portfolio will be operated to have no federal tax liability, if any portfolio does have any federal tax liability, that would hurt the investment performance. Also, to the extent that a portfolio invests in foreign securities or holds (and certain other requirements) foreign currencies, it would be subject to foreign taxes that could reduce its investment performance.

It is important for each Target Allocation Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the portfolio meet investment diversification rules for separate accounts. If a portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. FMG LLC, in its capacity as the investment manager and as the administrator for the Trust, therefore carefully monitors the portfolios’ compliance with all of the regulated investment company rules and variable insurance and annuity contract investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Additional Information

Portfolio Distribution Arrangements

The Target Allocation Portfolios are distributed by AXA Distributors, LLC, an affiliate of FMG LLC (the “Distributor”). The Distributor may receive payments from certain Advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The Distributor also may receive other marketing support from the Advisers in connection with the distribution of the Contracts.

44

DESCRIPTION OF BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

Standard & Poor’s 500 Index

Contains 500 of the largest U.S. companies deemed by Standard and Poor’s (“S&P”) to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Barclays Capital U.S. Aggregate Bond Index

Covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, taxable municipal securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s Investors Service, Inc., and BBB- or better by S&P Ratings Services and Fitch Ratings, Ltd., have a fixed coupon rate, and be U.S. dollar denominated.

Morgan Stanley Capital International EAFE Index

Is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

45

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Target Allocation Portfolios. The financial information in the tables below is for the period of the Portfolios’ operations. The information below has been derived from the financial statements of each Target Allocation Portfolio, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Target Allocation Portfolio’s financial statements as of December 31, 2010 and the financial statements themselves appear in the Trust’s Annual Report.

The Class K Shares have not commenced operations prior to the date of this prospectus and, therefore, the Class K shares have no financial history. The Class K shares have the same expenses as the Class A shares.

Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s SAI and available upon request.

Target 2015 Allocation Portfolio

	Class A
	Year Ended December 31,				August 31, 2006* to December 31, 2006
	2010	2009	2008	2007
Net asset value, beginning of period	$8.30	$7.17	$10.85	$10.54	$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.14 (e)	0.30 (e)	0.40 (e)	0.26 (e)	0.23	(e)
Net realized and unrealized gain (loss) on investments	0.78	1.17	(3.69)	0.53	0.56

Total from investment operations	0.92	1.47	(3.29)	0.79	0.79

Less distributions:
Dividends from net investment income	(0.15)	(0.33)	(0.31)	(0.35)	(0.25)
Distributions from net realized gains	(0.05)	(0.01)	(0.08)	(0.13)	—	#

Total dividends and distributions	(0.20)	(0.34)	(0.39)	(0.48)	(0.25)

Net asset value, end of period	$9.02	$8.30	$7.17	$10.85	$10.54

Total return(b)	11.02%	20.57%	(30.31)%	7.49%	7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$44,737	$42,218	$33,119	$580	$540
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements(a)(f)	0.46%	0.60%	0.55%	1.81%	7.98	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	1.63%	3.88%	4.45%	2.37%	6.68	%(l)
Before waivers and reimbursements (a)(f)(x)	1.52%	3.63%	4.25%	0.91%	(1.66	)%(l)
Portfolio turnover rate	34%	24%	43%	12%	3%

46

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,							August 31, 2006* to December 31, 2006
	2010	2009		2008		2007
Net asset value, beginning of period	$8.31	$7.17		$10.85		$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.13 (e)	0.30	(e)	0.36	(e)	0.46	(e)	0.39	(e)
Net realized and unrealized gain (loss) on investments	0.75	1.16		(3.67)		0.30		0.39

Total from investment operations	0.88	1.46		(3.31)		0.76		0.78

Less distributions:
Dividends from net investment income	(0.12)	(0.31)		(0.29)		(0.32)		(0.24)
Distributions from net realized gains	(0.05)	(0.01)		(0.08)		(0.13)		—	#

Total dividends and distributions	(0.17)	(0.32)		(0.37)		(0.45)		(0.24)

Net asset value, end of period	$9.02	$8.31		$7.17		$10.85		$10.54

Total return(b)	10.61%	20.40%		(30.50)%		7.22%		7.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,881	$35,657		$23,402		$13,218		$2,023
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.60%	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements(a)(f)	0.71%	0.85	%(c)	0.80	%(c)	2.06	%(c)	8.23	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	1.49%	3.96%		3.97%		4.12%		11.01	%(l)
Before waivers and reimbursements(a)(f)(x)	1.38%	3.70%		3.63%		2.72%		3.72	%(l)
Portfolio turnover rate	34%	24%		43%		12%		3%

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the Underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

47

FINANCIAL HIGHLIGHTS (cont’d)

Target 2025 Allocation Portfolio

	Class A
	Year Ended December 31,				August 31, 2006* to December 31, 2006
	2010	2009	2008	2007
Net asset value, beginning of period	$8.08	$6.81	$11.02	$10.65	$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.13 (e)	0.28 (e)	0.36 (e)	0.21 (e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.84	1.32	(4.20)	0.60	0.68

Total from investment operations	0.97	1.60	(3.84)	0.81	0.87

Less distributions:
Dividends from net investment income	(0.13)	(0.31)	(0.26)	(0.30)	(0.22)
Distributions from net realized gains	(0.01)	(0.02)	(0.11)	(0.14)	—	#

Total dividends and distributions	(0.14)	(0.33)	(0.37)	(0.44)	(0.22)

Net asset value, end of period	$8.91	$8.08	$6.81	$11.02	$10.65

Total return(b)	12.11%	23.56%	(34.83)%	7.62%	8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,179	$43,236	$31,868	$585	$544
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements(a)(f)	0.45%	0.61%	0.57%	1.51%	7.39	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	1.56%	3.80%	4.11%	1.86%	5.55	%(l)
Before waivers and reimbursements (a)(f)(x)	1.46%	3.54%	3.90%	0.69%	(2.33	)%(l)
Portfolio turnover rate	24%	17%	21%	15%	2%

48

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,						August 31, 2006* to December 31, 2006
	2010	2009	2008		2007
Net asset value, beginning of period	$8.08	$6.81	$11.02		$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.13 (e)	0.29 (e)	0.31	(e)	0.35	(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	0.83	1.29	(4.16)		0.43		0.55

Total from investment operations	0.96	1.58	(3.85)		0.78		0.86

Less distributions:
Dividends from net investment income	(0.11)	(0.29)	(0.25)		(0.27)		(0.21)
Distributions from net realized gains	(0.01)	(0.02)	(0.11)		(0.14)		—	#

Total dividends and distributions	(0.12)	(0.31)	(0.36)		(0.41)		(0.21)

Net asset value, end of period	$8.92	$8.08	$6.81		$11.02		$10.65

Total return(b)	11.95%	23.25%	(35.00)%		7.35%		8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,927	$39,336	$22,355		$17,298		$2,154
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%		0.60%		0.60%
Before waivers and reimbursements(a)(f)	0.70%	0.86%	0.82	%(c)	1.76	%(c)	7.64	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	1.54%	3.98%	3.40%		3.10%		8.86	%(l)
Before waivers and reimbursements(a)(f)(x)	1.44%	3.72%	3.05%		2.03%		2.18	%(l)
Portfolio turnover rate	24%	17%	21%		15%		2%

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the Underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

49

FINANCIAL HIGHLIGHTS (cont’d)

Target 2035 Allocation Portfolio

	Class A
	Year Ended December 31,				August 31, 2006* to December 31, 2006
	2010	2009	2008	2007
Net asset value, beginning of period	$7.97	$6.59	$11.21	$10.76	$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.12 (e)	0.25 (e)	0.34 (e)	0.17 (e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.92	1.46	(4.58)	0.66	0.78

Total from investment operations	1.04	1.71	(4.24)	0.83	0.94

Less distributions:
Dividends from net investment income	(0.13)	(0.30)	(0.24)	(0.27)	(0.18)
Distributions from net realized gains	(0.02)	(0.03)	(0.14)	(0.11)	—	#

Total dividends and distributions	(0.15)	(0.33)	(0.38)	(0.38)	(0.18)

Net asset value, end of period	$8.86	$7.97	$6.59	$11.21	$10.76

Total return(b)	13.06%	25.92%	(37.94)%	7.75%	9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,373	$14,680	$10,038	$589	$547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements(a)(f)	0.60%	0.91%	0.94%	2.48%	9.66	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	1.47%	3.58%	3.92%	1.48%	4.50	%(l)
Before waivers and reimbursements (a)(f)(x)	1.22%	3.02%	3.33%	(0.64)%	(4.99	)%(l)
Portfolio turnover rate	18%	22%	12%	6%	4%

50

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,								August 31, 2006* to December 31, 2006
	2010		2009		2008		2007
Net asset value, beginning of period	$7.97		$6.60		$11.21		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.12	(e)	0.27	(e)	0.30	(e)	0.29	(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.89		1.41		(4.55)		0.51		0.74

Total from investment operations	1.01		1.68		(4.25)		0.80		0.93

Less distributions:
Dividends from net investment income	(0.10)		(0.28)		(0.22)		(0.24)		(0.17)
Distributions from net realized gains	(0.02)		(0.03)		(0.14)		(0.11)		—	#

Total dividends and distributions	(0.12)		(0.31)		(0.36)		(0.35)		(0.17)

Net asset value, end of period	$8.86		$7.97		$6.60		$11.21		$10.76

Total return(b)	12.78%		25.41%		(38.01)%		7.37%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,257		$27,496		$14,430		$9,825		$1,228
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements(a)(f)	0.85	%(c)	1.16	%(c)	1.19	%(c)	2.73	%(c)	9.91	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	1.48%		3.79%		3.34%		2.54%		5.42	%(l)
Before waivers and reimbursements(a)(f)(x)	1.24%		3.22%		2.59%		0.53%		(3.77	)%(l)
Portfolio turnover rate	18%		22%		12%		6%		4%

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the Underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

51

FINANCIAL HIGHLIGHTS (cont’d)

Target 2045 Allocation Portfolio

	Class A
	Year Ended December 31,				August 31, 2006* to December 31, 2006
	2010	2009	2008	2007
Net asset value, beginning of period	$7.62	$6.20	$11.16	$10.86	$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.11 (e)	0.22 (e)	0.29 (e)	0.13 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	0.91	1.52	(4.86)	0.74	0.89

Total from investment operations	1.02	1.74	(4.57)	0.87	1.01

Less distributions:
Dividends from net investment income	(0.11)	(0.29)	(0.20)	(0.23)	(0.15)
Distributions from net realized gains	(0.04)	(0.03)	(0.19)	(0.34)	—	#

Total dividends and distributions	(0.15)	(0.32)	(0.39)	(0.57)	(0.15)

Net asset value, end of period	$8.49	$7.62	$6.20	$11.16	$10.86

Total return(b)	13.46%	28.13%	(41.18)%	8.09%	10.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,475	$4,407	$3,014	$595	$551
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements(a)(f)	0.84%	1.33%	1.63%	2.91%	10.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	1.36%	3.35%	3.40%	1.13%	3.47	%(l)
Before waivers and reimbursements(a)(f)(x)	0.86%	2.37%	2.12%	(1.42)%	(6.92	)%(l)
Portfolio turnover rate	18%	30%	5%	23%	7%

52

FINANCIAL HIGHLIGHTS (cont’d)

	Class B
	Year Ended December 31,							August 31, 2006* to December 31, 2006
	2010	2009		2008		2007
Net asset value, beginning of period	$7.62	$6.20		$11.16		$10.86		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.09 (e)	0.25	(e)	0.24	(e)	0.21	(e)	0.18	(e)
Net realized and unrealized gain (loss) on investments	0.92	1.47		(4.82)		0.63		0.82

Total from investment operations	1.01	1.72		(4.58)		0.84		1.00

Less distributions:
Dividends from net investment income	(0.09)	(0.27)		(0.19)		(0.20)		(0.14)
Distributions from net realized gains	(0.04)	(0.03)		(0.19)		(0.34)		—	#

Total dividends and distributions	(0.13)	(0.30)		(0.38)		(0.54)		(0.14)

Net asset value, end of period	$8.50	$7.62		$6.20		$11.16		$10.86

Total return(b)	13.31%	27.80%		(41.33)%		7.82%		10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,047	$17,686		$8,696		$6,588		$1,052
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements(a)(f)	1.09%	1.58	%(c)	1.88	%(c)	3.16	%(c)	10.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	1.21%	3.78%		2.71%		1.78%		5.06	%(l)
Before waivers and reimbursements(a)(f)(x)	0.71%	2.78%		1.33%		(0.70)%		(5.07	)%(l)
Portfolio turnover rate	18%	30%		5%		23%		7%

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the Underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

53

If you would like more information about the portfolios, the following documents (including a copy of this Prospectus) are available at the Trust’s website: www.axa-equitablefunds.com, free of charge.

Annual and Semi-Annual Reports — Include more information about the portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the portfolios’ SAI.

To order a free copy of a portfolio’s SAI and/or Annual and Semi-Annual Report, request other information about a portfolio, or make other shareholder inquiries,

contact your financial professional, or the portfolios at:

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference

Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolios are available on the

EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

100 F Street, N.E.

Washington, D.C. 20549-1520

AXA Premier VIP Trust

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

(Investment Company Act File No. 811-10509)

© 2011 AXA Premier VIP Trust

AXA PREMIER VIP TRUST

SUPPLEMENT DATED AUGUST 16, 2011 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a new share class of the Portfolios that the Trust will offer for investment. Effective August 16, 2011 the following changes are made to the SAI:

Cover: The list of the classes of the Trust to which the SAI pertains is replaced with the following:

Class A, Class B and Class K Shares

Page 2: Replace the first sentence of the second paragraph under “Description of the Trust” with the following:

The Trust currently offers three classes of shares, Class A, Class B and Class K, on behalf of twenty (20) diversified portfolios.

Page 2: Add the following sentence to the end of the fifth paragraph under “Description of the Trust”:

Class K shares of the Trust are sold only to other portfolios of the Trust, portfolios of EQ Advisors Trust and retirement plans.

Page 52: Replace the second sentence of the sixth paragraph under “Investment Management and Other Services — The Manager”:

The Manager and the Trust have also entered into an expense limitation agreement with respect to certain portfolios (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its management, administration and other fees and to assume other expenses so that the net annual operating expenses (with certain exceptions as set forth in the Prospectuses) of the portfolio are limited to the extent described in the “The Manager — Expense Limitation Agreement” section of the Prospectuses.

Page 59: Replace the first sentence of the second paragraph under “The Distributor” with the following:

The Trust’s distribution agreements with respect to Class A, Class B and Class K shares of the portfolios (“Distribution Agreements”) have been approved by the Trust’s Board of Trustees, including a majority of the Independent Trustees, with respect to each portfolio.

Page 59: Replace the last sentence of the third paragraph under “The Distributor” with the following:

There is no distribution plan with respect to Class A shares or Class K shares and the portfolios pay no distribution fees with respect to those shares.

Page 73: Replace first sentence of the paragraph “Classes of Shares” with the following:

Each portfolio consists of Class A shares, Class B shares and Class K shares.

Page 74: Replace the last sentence of the paragraph “Classes of Shares” with the following:

However, to the extent the expenses of the classes differ, dividends and liquidation proceeds on Class A, Class B and Class K shares will differ.

PART C: OTHER INFORMATION

Item 28.	Exhibits:

(a)	Trust Instrument

(a)(1)	Agreement and Declaration of Trust of Registrant.[1]

(a)(2)	Certificate of Trust of Registrant. [1]

(b)	By-laws of Registrant. [1]

(c)	None other than provisions contained in Exhibit (a)(1) and (b)

(d)	Investment Advisory Contracts

(d)(1)(i)	Investment Management Agreement between Registrant and AXA Equitable Funds Management Group, LLC (“FMG LLC”) dated as of May 1, 2011 with respect to the Multimanager Portfolios – filed herewith.

(d)(1)(ii)	Investment Management Agreement between Registrant and AXA Equitable Funds Management Group, LLC (“FMG LLC”) dated as of May 1, 2011 with respect to the Allocation Portfolios – filed herewith.

(d)(2)(i)	Investment Advisory Agreement between FMG LLC and AllianceBernstein L.P. (“AllianceBernstein”) dated as of May 1, 2011 with respect to the Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio – filed herewith.

(d)(3)(i)	Investment Advisory Agreement between FMG LLC and RCM Capital Management LLC (“RCM”) dated as of May 1, 2011 with respect to Multimanager Technology – filed herewith.

(d)(4)(i)	Investment Advisory Agreement between FMG LLC and Janus Capital Management LLC (“Janus”) dated as of May 1, 2011 with respect to Multimanager Large Cap Core Equity Portfolio – filed herewith.

(d)(5)(i)	Investment Advisory Agreement between FMG LLC and Thornburg Investment Management, Inc. (“Thornburg”) dated as of May 1, 2011 with respect to Multimanager Large Cap Core Equity Portfolio – filed herewith.

(d)(6)(i)	Investment Advisory Agreement between FMG LLC and Institutional Capital LLC (“ICAP”) dated as of May 1, 2011 with respect to Multimanager Large Cap Value Portfolio – filed herewith.

(d)(7)(i)	Investment Advisory Agreement between FMG LLC and MFS Investment Management (“MFS”) dated as of May 1, 2011 with respect to Multimanager Large Cap Value Portfolio – filed herewith.

(d)(8)(i)	Investment Advisory Agreement between FMG LLC and Wellington Management Company, LLP (“Wellington”) dated as of May 1, 2011, with respect to Multimanager Mid Cap Growth Portfolio and Multimanager Technology Portfolio – filed herewith.

(d)(9)(i)	Investment Advisory Agreement between FMG LLC and BlackRock Financial Management, Inc. (“BFM”) dated as of May 1, 2011 with respect to Multimanager Core Bond Portfolio – filed herewith.

(d)(10)(i)	Investment Advisory Agreement between AXA Equitable and Pacific Investment Management Company LLC (“PIMCO”) dated as of May 1, 2011 with respect to Multimanager Core Bond Portfolio and Multimanager Multi-Sector Bond Portfolio – filed herewith.

(d)(11)(i)	Investment Advisory Agreement between FMG LLC and Franklin Advisers, Inc. (“Franklin”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Growth Portfolio – filed herewith.

(d)(12)(i)	Investment Advisory Agreement between FMG LLC and Marsico Capital Management, LLC (“Marsico”) dated as of May 1, 2011 with respect to Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio – filed herewith.

(d)(13)(i)	Investment Advisory Agreement between FMG LLC and J.P. Morgan Investment Management, Inc. (“JPMorgan”) dated as of May 1, 2011 with respect to Multimanager International Equity Portfolio – filed herewith.

(d)(14)(i)	Investment Advisory Agreement between FMG LLC and Legg Mason Capital Management, Inc. (“Legg Mason”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio – filed herewith.

(d)(15)(i)	Investment Advisory Agreement between FMG LLC and Post Advisory Group, LLC (“Post”) dated as of May 1, 2011 with respect to Multimanager Multi-Sector Bond Portfolio – filed herewith.

(d)(16)(i)	Investment Advisory Agreement between FMG LLC and ClearBridge Advisors, LLC (“ClearBridge”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio – filed herewith.

(d)(17)(i)	Investment Advisory Agreement between FMG LLC and T. Rowe Price Associates, Inc. (“T. Rowe”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio – filed herewith.

(d)(18)(i)	Investment Advisory Agreement between FMG LLC and Franklin Advisory Services, LLC (“Franklin Advisory Services”) dated as of May 1, 2011 with respect to Multimanager Small Cap Value Portfolio – filed herewith.

(d)(19)(i)	Investment Advisory Agreement between FMG LLC and Pacific Global Investment Management Company (“PGIMC”) dated as of May 1, 2011 with respect to Multimanager Small Cap Value Portfolio – filed herewith.

(d)(20)(i)	Investment Advisory Agreement between FMG LLC and Goodman & Co. NY Ltd. (“Goodman”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio – filed herewith.

(d)(21)(i)	Investment Advisory Agreement between AXA Equitable and Westfield Capital Management Company, LLP (“Westfield”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio – filed herewith.

(d)(22)(i)	Investment Advisory Agreement between FMG LLC and Tradewinds Global Investors, LLC (“Tradewinds”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Value Portfolio – filed herewith.

(d)(23)(i)	Investment Advisory Agreement between FMG LLC and SSgA Funds Management, Inc. (“SSgA”) dated as of May 1, 2011 with respect to Multimanager Core Bond Portfolio, Multimanager Multi-Sector Bond Portfolio and Multimanager Technology Portfolio – filed herewith.

(d)(24)(i)	Investment Advisory Agreement between FMG LLC and BlackRock Investment Management LLC (“BlackRock”) dated as of May 1, 2011 with respect to Multimanager International Equity Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio – filed herewith.

(d)(25)(i)	Investment Advisory Agreement between FMG LLC and Diamond Hill Capital Management, Inc. (“Diamond Hill”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Value Portfolio – filed herewith.

(d)(26)(i)	Investment Advisory Agreement between FMG LLC and Knightsbridge Asset Management, LLC (“Knightsbridge”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Value Portfolio – filed herewith.

(d)(27)(i)	Investment Advisory Agreement between FMG LLC and Horizon Asset Management, Inc. (“Horizon”) dated as of May 1, 2011 with respect to Multimanager Small Cap Value Portfolio – filed herewith.

(d)(28)(i)	Investment Advisory Agreement between FMG LLC and Morgan Stanley Investment Management Inc. (“MSIM”) dated as of May 1, 2011 with respect to Multimanager Small Cap Growth Portfolio – filed herewith.

(d)(29)(i)	Investment Advisory Agreement between FMG LLC and NorthPointe Capital, LLC (“NorthPoint”) dated as of May 1, 2011 with respect to Multimanager Small Cap Growth Portfolio – filed herewith.

(d)(30)(i)	Investment Advisory Agreement between FMG LLC and Lord, Abbett & Co. LLC (“Lord Abbett”) dated as of June 15, 2011 with respect to Multimanager Small Cap Growth Portfolio – filed herewith.

(e)	Underwriting Contracts

(e)(3)(i)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares.[3]

(e)(3)(ii)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares.[3]

(e)(3)(iii)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares. [4]

(e)(3)(iv)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [4]

(e)(3)(v)	Amendment No. 2 dated as of May 25, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares. [6]

(e)(3)(vi)	Amendment No. 2 dated as of May 25, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [6]

(e)(3)(vii)	Distribution Agreement between Registrant and AXA Distributors dated as of August 1, 2011 with respect to the Class K shares – filed herewith.

(f)	Deferred Compensation Plan. [1]

(g)	Global Custody Agreement between Registrant and JPMorgan Chase Bank (“JPMorgan Chase”) dated as of December 31, 2001. [2]

(g)(i)	Amendment No. 1, dated as of August 1, 2003 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[3]

(g)(ii)	Amendment No. 2 dated as of May 1, 2006 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [4]

(g)(iii)	Amendment No. 3 dated as of April 1, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(g)(iv)	Amendment No. 4 dated as of May 25, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(g)(v)	Amendment No. 5 dated as of July 1, 2008 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(g)(vi)	Amendment No. 6 dated as of October 1, 2009 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[9]

(g)(vii)	Amendment No. 7 dated as of December 1, 2010 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[10]

(g)(viii)	Amendment No. 8 dated as of July 27, 2011 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001 – filed herewith.

(h)	Other Material Contracts

(h)(1)	Mutual Funds Service Agreement between Registrant and FMG LLC dated as of May 1, 2011 – filed herewith.

(h)(2)	Mutual Funds Sub-Administration Agreement between FMG LLC and JPMorgan Chase Bank, N.A. dated as of May 1, 2011 – filed herewith.

(h)(3)	Expense Limitation Agreement between Registrant and FMG LLC dated as of May 1, 2011 – filed herewith.

(h)(3)(i)	Amendment No. 1 dated as of August 19, 2011 to the Expense Limitation Agreement between Registrant and FMG LLC dated as of May 1, 2011 – filed herewith.

(h)(4)	Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001. [1]

(h)(4)(i)	Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001.[3]

(h)(4)(ii)	Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001. [4]

(h)(4)(iii)	Amendment No. 3 dated as of May 25, 2007 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001. [6]

(h)(5)	Participation Agreement among Registrant, American General Life Insurance Company, AXA Advisors and AXA Distributors dated as of August 15,2003.[3]

(h)(6)	Participation Agreement among Registrant, Mony Life Insurance Company, AXA Advisors and AXA Distributors dated as of February 2006.[7]

(h)(7)	Participation Agreement among Registrant, Mony Life Insurance Company of America, AXA Advisors and AXA Distributors dated as of August 1, 2006.[7]

Legal Opinions

(i)(1)	Legal Opinion of K&L Gates LLP regarding the legality of the securities being registered – filed herewith.

(j)	Other Consents

(j)(1)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(j)(2)	Revised Powers of Attorney. [6]

(k)	Omitted Financial Statements (not applicable)

(l)	Initial Capital Agreement dated November 12, 2001. [1]

(m)(1)	Amended and Restated Distribution Plan with respect to Class B shares of the Registrant – filed herewith.

(n)(1)	Amended and Restated Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940 – filed herewith.

(o)	Reserved

(p)	Codes of Ethics

(p)(1)	Code of Ethics of the Registrant, FMG LLC and AXA Distributors, effective May 1, 2011 – filed herewith.

(p)(2)	Code of Ethics of AllianceBernstein, as revised October 2009.[9]

(p)(3)	Code of Ethics of RCM, as revised July 2009.[9]

(p)(5)	Code of Ethics of Janus, as revised December 3, 2010.[10]

(p)(6)	Code of Ethics of Thornburg, as revised March 2010.[10]

(p)(7)	Code of Ethics of ICAP, as revised October 1, 2010.[10]

(p)(8)	Code of Ethics of MFS, effective as of January 1, 2009.[8]

(p)(9)	Code of Ethics of Wellington, as revised April 1, 2010.[10]

(p)(10)	Code of Ethics of BlackRock, as revised September 30, 2006. [5]

(p)(11)	Code of Ethics of PIMCO, as revised May 2009.[9]

(p)(12)	Code of Ethics of Marsico, as revised September 1, 2008.[7]

(p)(13)	Code of Ethics of Franklin, as revised May 2009.[9]

(p)(14)	Code of Ethics of JPMorgan, as revised July 7, 2010.[10]

(p)(15)	Code of Ethics of Legg Mason, as revised February 8, 2007. [6]

(p)(16)	Code of Ethics of Post, as revised March 12, 2007. [6]

(p)(17)	Code of Ethics of ClearBridge, as revised August 2009.[9]

(p)(18)	Code of Ethics of T. Rowe, as revised June 15, 2010.[10]

(p)(19)	Code of Ethics of Franklin Advisory Services, as revised May 2009.[9]

(p)(20)	Code of Ethics of Pacific Global dated May 18, 2007.[7]

(p)(21)	Code of Ethics of Goodman dated 2008.[7]

(p)(22)	Code of Ethics of Westfield, as revised August 9, 2010.[10]

(p)(23)	Code of Ethics of Tradewinds, dated February 1, 2005, as amended May 29, 2008.[7]

(p)(24)	Code of Ethics of SSgA, as revised November 1, 2010.[10]

(p)(25)	Code of Ethics of Horizon, dated January 2011.[10]

(p)(26)	Code of Ethics of Diamond Hill, dated December 31, 2010.[10]

(p)(27)	Code of Ethics of Knightsbridge, dated October 22, 2010.[10]

(p)(28)	Code of Ethics of MSIM, dated September 17, 2010.[10]

(p)(29)	Code of Ethics of NorthPointe, dated June 19, 2009.[10]

[1]	Incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2001 (File No. 333-70754).

[2]	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on April 15, 2002 (File No. 333-70754).

[3]	Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2004 (File No. 333-70754).

[4]	Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2006 (File No. 333-70754).

[5]	Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 (File No. 333-70754).

[6]	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on February 5, 2008 (File No. 333-70754).

[7]	Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2009 (File No. 333-70754).

[8]	Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2009 (File No. 333-70754).

[9]	Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on January 21, 2010 (File No. 333-70754).

[10]	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2011 (File No. 333-70754).

Item 29.	Persons controlled by or under Common Control with Registrant

AXA Equitable controls the Trust by virtue of its ownership of more than 95% of the Trust’s shares as of June 30, 2011. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may also offer its shares to insurance companies unaffiliated with AXA Equitable, to other series of the Trust and to series of EQ Advisors Trust, a separate registered investment company managed by AXA Equitable.

On July 22, 1992, AXA Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time AXA Equitable became a wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial”), a subsidiary of AXA, a French insurance holding company. AXA Financial continues to own 100% of AXA Equitable’s common stock.

AXA is the largest shareholder of AXA Financial. AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA’s insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

Item 30.	Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

Section 2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

Section 3. Indemnification of Shareholder. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant states:

Section 5. Amendments. Except as specifically provided in this Section 5, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 5, (iii) any amendment that may require their vote under applicable law or by the Trust’s registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

Article X of the By-Laws of the Registrant states:

Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 2. D. of the Registrant’s Investment Management Agreement and Section 2. E of the Registrant’s Investment Management Agreement with respect to the AXA Allocation Portfolios and Target Allocation Portfolios each state:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Sections 5. A. and 5. B. of each of the Registrant’s Investment Advisory Agreements state:

Liability and Indemnification. A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Adviser nor any of its officers, directors, members or employees (its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser or its Affiliates with respect to the

Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser or its Affiliates for, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Allocated Portion or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished by the Adviser to the Manager or the Trust by the Adviser Indemnitees (as defined below) for use therein.

B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Allocated Portion, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust’s shares and will reimburse the Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

Limitation of Liability and Indemnification. (a) AXA Equitable Funds Management Group, LLC (“AXA Equitable”) shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on AXA Equitable’s part (or on the part of any third party to whom AXA Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by AXA Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party) or, subject to Section 10 below, AXA Equitable’s (or such third party’s) refusal or failure to comply with the terms of this Agreement (in the case of AXA Equitable) or an agreement with AXA Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party). In no event shall AXA Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if AXA Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that AXA Equitable may be held liable pursuant to Section 6(a) above, AXA Equitable shall not be responsible for, and the Trust shall indemnify and hold AXA Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

(i) any and all actions of AXA Equitable or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by AXA Equitable or its officers or agents of information, records, or documents which are received by AXA Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by AXA Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to AXA Equitable by data services, including data services providing information in connection with any third party computer system licensed to AXA Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom AXA Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify AXA Equitable pursuant to this Agreement.

Number 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Article VIII of the Registrant’s Participation Agreements states:

8.1(a). [AXA Equitable Funds Management Group, LLC (for the purposes of this Article, “Equitable”)] agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributors, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or contained in the Equitable Contracts or sales literature for the Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or in the Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by Equitable or persons under its control) or wrongful conduct of Equitable or persons under its control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of Equitable; or

(iv) arise as a result of any failure by Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…

8.2(a). Each of the Distributors agrees to indemnify and hold harmless Equitable, and the Trust and each of their directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributors), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributors or Trust by or on behalf of Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the Equitable Contracts not supplied by the Distributors or persons under their control) or wrongful conduct of the Distributors or persons under their control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to Equitable by or on behalf of the Distributors or the Trust; or

(iv) arise as a result of any failure by the Distributors or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributors or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Distributors in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributors;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…

8.3(a) The Trust agrees to indemnify and hold harmless Equitable and each of its directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:

(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…

Undertaking

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

1. FMG LLC is a registered investment adviser and serves as manager for all portfolios of the Registrant and directly manages all or a portion of Multimanager Technology Portfolio, the AXA Allocation Portfolios and the Target Allocation Portfolios. The description of FMG LLC under the caption of “The Manager” in the Prospectuses and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of FMG LLC set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-156933) is incorporated herein by reference. FMG LLC, with the approval of the Registrant's board of trustees, selects sub-advisers for certain portfolios of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for such portfolios.

AllianceBernstein serves as a sub-adviser to Multimanager Aggressive Equity Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio and Multimanager Mid Cap Growth Portfolio. The description of AllianceBernstein under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AllianceBernstein set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) is incorporated herein by reference.

RCM serves as a sub-adviser to Multimanager Technology Portfolio. The description of RCM under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of RCM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56308) is incorporated herein by reference.

Goodman serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of Goodman under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Goodman set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-49353) is incorporated herein by reference.

Westfield serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of Westfield under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Westfield set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-69413) is incorporated herein by reference.

Janus serves as a sub-adviser to Multimanager Large Cap Core Equity Portfolio. The description of Janus under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Janus set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) is incorporated herein by reference.

Thornburg serves as a sub-adviser to Multimanager Large Cap Core Equity Portfolio. The description of Thornburg under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Thornburg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17853) is incorporated herein by reference.

ICAP serves as a sub-adviser to Multimanager Large Cap Value Portfolio. The description of ICAP under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of ICAP set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-40779) is incorporated herein by reference.

MFS serves as a sub-adviser to Multimanager Large Cap Value Portfolio. The description of MFS under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) is incorporated herein by reference.

Franklin serves as a sub-adviser to Multimanager Mid Cap Growth Portfolio. The description of Franklin under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Franklin set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-26292) is incorporated herein by reference.

Tradewinds serves as a sub-adviser to Multimanager Mid Cap Value Portfolio. The description of Tradewinds under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Tradewinds set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-65208) is incorporated herein by reference.

JPMorgan serves as a sub-adviser to Multimanager International Equity Portfolio. The description of JPMorgan under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers Of JPMorgan set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) is incorporated herein by reference.

Marsico serves as a sub-adviser to Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio. The description of Marsico under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Marsico set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) is incorporated herein by reference.

Wellington serves as a sub-adviser to Multimanager Mid Cap Growth Portfolio and Multimanager Technology Portfolio. The description of Wellington under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Wellington set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) is incorporated herein by reference.

BFM serves as a sub-adviser to Multimanager Core Bond Portfolio. The description of BFM under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BFM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48433) is incorporated herein by reference.

PIMCO serves as a sub-adviser to Multimanager Core Bond Portfolio and Multimanager Multi-Sector Bond Portfolio. The description of PIMCO under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting

Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of PIMCO set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) is incorporated herein by reference.

Wells Capital Management serves as a sub-adviser to Multimanager Small Cap Growth Portfolio. The description of Wells Capital Management under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Wells Capital Management set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21122) is incorporated herein by reference.

Franklin Advisory Services serves as a sub-adviser to Multimanager Small Cap Value Portfolio. The description of Franklin Advisory Services under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Franklin Advisory Services set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-51967) is incorporated herein by reference.

Pacific Global serves as a sub-adviser to Multimanager Small Cap Value Portfolio. The description of Pacific Global under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Pacific Global set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-41668) is incorporated herein by reference.

ClearBridge serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of ClearBridge under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of ClearBridge set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-64710) is incorporated herein by reference.

Legg Mason serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of Legg Mason under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Legg Mason set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18115) is incorporated herein by reference.

Post serves as a sub-adviser to Multimanager Multi-Sector Bond Portfolio. The description of Post under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Post set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57939) is incorporated herein by reference.

T. Rowe serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of T. Rowe under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of T. Rowe set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-856) is incorporated herein by reference.

SSgA serves as a sub-adviser to Multimanager Core Bond Portfolio, Multimanager Multi-Sector Bond Portfolio, and Multimanager Technology Portfolio. The description of SSgA under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of SSgA set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60103) is incorporated herein by reference.

BlackRock serves as a sub-adviser to Multimanager International Equity Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio. The description of BlackRock under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BlackRock set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56972) is incorporated herein by reference.

Diamond Hill serves as a sub-adviser to Multimanager Mid Cap Value Portfolio. The description of Diamond Hill under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Diamond Hill set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-32176) is incorporated herein by reference.

Knightsbridge serves as a sub-adviser to Multimanager Mid Cap Value Portfolio. The description of Knightsbridge under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Knightsbridge set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-55731) is incorporated herein by reference.

MSIM serves as a sub-adviser to Multimanager Small Cap Growth Portfolio. The description of MSIM under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MSIM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) is incorporated herein by reference.

NorthPointe serves as a sub-adviser to Multimanager Small Cap Growth Portfolio. The description of NorthPointe under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of NorthPointe set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57064) is incorporated herein by reference.

Horizon serves as a sub-adviser to Multimanager Small Cap Value Portfolio. The description of Horizon under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Horizon set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47515) is incorporated herein by reference.

Lord Abbett serves as a sub-adviser to Multimanager Small Cap Growth Portfolio. The description of Lord Abbett under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Lord Abbett set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6997) is incorporated herein by reference.

Item 32.	Principal Underwriter

(a) AXA Distributors is the principal underwriter. AXA Distributors also serves as a principal underwriter for EQ Advisors Trust and Separate Account No. 49 of AXA Equitable Life Insurance Company.

(b) Set forth below is certain information regarding the directors and officers of AXA Distributors. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104.

AXA Distributors, LLC
NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST
DIRECTORS
Nicholas B. Lane	Director
Michael P. McCarthy	Director
Andrew J. McMahon	Director

OFFICERS
Nicholas B. Lane	Chairman of the Board, President, Chief Executive Officer & Chief Retirement Savings Officer
Andrew J. McMahon	Chief Financial Protection & Wealth Management Officer
Michael Gregg	Executive Vice President
David W. O'Leary	Executive Vice President
Joanne Petrini-Smith	Executive Vice President
John F. Carlson	Senior Vice President
Harvey T. Fladeland	Senior Vice President
Nelida Garcia	Senior Vice President
Peter D. Golden	Senior Vice President
Kevin M. Kennedy	Senior Vice President
Windy Lawrence	Senior Vice President
Harry Scott Long	Senior Vice President
Michael P. McCarthy	Senior Vice President & National Sales Manager
Kevin Molloy	Senior Vice President
Timothy P. O'Hara	Senior Vice President
Anthea Parkinson	Senior Vice President and National Accounts Director, Financial Institutions
Mark D. Scalercio	Senior Vice President
Michael Schumacher	Senior Vice President
Mark Teitelbaum	Senior Vice President
Mary Toumpas	Senior Vice President
Norman J. Abrams	Vice President and General Counsel
Gerald J. Carroll	Vice President

James S. Crimmins	Vice President
Karen Farley	Vice President
Michael J. Gass	Vice President
Nicholas J. Gismondi	Vice President and CFO
Katharn S. Gopie	Vice President
Nicholas D. Huth	Vice President and Associate
AXA Distributors, LLC
Laird Johnson	Vice President
Kelly LaVigne	Vice President
Deborah S. Lewis	Vice President
Page W. Long	Vice President
Patrick Look	Vice President
Anju Nanda	Vice President
James S. O’Connor	Vice President
Ronald R. Quist	Vice President and Treasurer
Matthew A. Schirripa	Vice President
Jeffrey D. Spritzer	Vice President
Robert P. Walsh	Vice President & Chief AML Officer
Jonathan Zales	Vice President
Caitlin Fleming	Assistant Vice President
Elizabeth M. Hafez	Assistant Vice President
Gregory Lashinsky	Assistant Vice President – Financial Operations Principal
Enrico Mossa	Assistant Vice President
Jennifer H. Nahas	Assistant Vice President
Richard Olewnik	Assistant Vice President
James Pazareskis	Assistant Vice President
Denise Tedeschi	Assistant Vice President and Assistant Secretary
Francesca Divone	Secretary
Susan Vesey	Assistant Secretary

(c)	Inapplicable.

Item 33.	Location of Accounts and Records

Books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JPMorgan Chase Bank

4 New York Plaza, Floor 15

New York, New York 10004-2413

(b)	With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(iii) and (iv); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Manager or Sub-Administrator:

AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, NY 10104	J.P. Morgan Investors Services Co. 70 Fargo Street Boston MA 02210

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Manager or Sub-advisers:

AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, NY 10104	Horizon Asset Management, Inc. 470 Park Avenue South New York, NY 10016

AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105	Goodman & Co., NY Ltd. 1 Adelaide Street East Toronto, Ontario Canada M5C2V9

RCM Capital Management LLC Four Embarcadero Center San Francisco, CA 94111-4189	JPMorgan Investment Management Inc. 522 Fifth Avenue New York, NY 10036

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Marsico Capital Management, LLC 1200 17th Street Suite 1600 Denver, CO 80202

Thornburg Investment Management, Inc. 2300 North Ridgetop Road Santa Fe, NM 87506	Wellington Management Company, LLP 280 Congress Street Boston, MA 02210

Institutional Capital LLC 225 West Wacker Dr. Suite 2400 Chicago, IL 60606	BlackRock Financial Management, Inc. 40 East 52nd Street New York, NY 10022

MFS Investment Management 500 Boylston Street Boston, MA 02116	BlackRock Investment Management LLC 40 East 52nd Street New York, NY 10022

Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403	Pacific Investment Management Company LLC 840 Newport Center Drive Suite 300 Newport Beach, CA 92660
Legg Mason Capital Management, Inc. 100 Light Street Baltimore, MD 21202	Post Advisory Group, LLC 11755 Wilshire Boulevard Suite 1400 Los Angeles, CA 90025

ClearBridge Advisors, LLC 620 Eighth Avenue New York, NY 10018	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111	NorthPointe Capital, LLC 101 West Big Beaver Road, Suite 745 Troy, MI 48084

Wells Capital Management Inc. 525 Market Street San Francisco, CA 94105	Franklin Advisory Services, LLC One Parker Plaza 9th Floor Fort Lee, NJ 07024

Pacific Global Investment Management Company 101 N. Brand Blvd., Suite 1950 Glendale, CA 91203	Westfield Capital Management Company L.P. One Financial Center Boston, MA 02111

Tradewinds Global Investors, LLC 2049 Century Park East, 20th Floor Los Angeles, CA 90067	Diamond Hill Capital Management, Inc. 325 John H. McConnell Blvd., Suite 200 Columbus, OH 43215

Knightsbridge Asset Management, LLC 660 Newport Center Drive, Suite 460 Newport Beach, CA 92660	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036

Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302

Item 34.	Management Services

Inapplicable.

Item 35.	Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A ("Post-Effective Amendment") meets all the requirements for effectiveness under Rule 485(b) of the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 16th day of August 2011.

AXA PREMIER VIP TRUST

By:	/s/ Steven M. Joenk
Steven M. Joenk Chairman of the Board, Trustee, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ Steven M. Joenk Steven M. Joenk		Chairman of the Board, Trustee, President and Chief Executive Officer	August 16, 2011

/s/ Gerald C. Crotty* Gerald C. Crotty		Trustee	August 16, 2011

/s/ Barry Hamerling* Barry Hamerling		Trustee	August 16, 2011

/s/ Cynthia R. Plouché* Cynthia R. Plouché		Trustee	August 16, 2011

/s/ Rayman L. Solomon* Rayman L. Solomon		Trustee	August 16, 2011

/s/ Brian E. Walsh * Brian E. Walsh		Treasurer and Chief Financial Officer	August 16, 2011

* By:	/s/ Steven M. Joenk Steven M. Joenk (Attorney-in-Fact)

Exhibit Index

(d)(1)(i)	Investment Management Agreement between Registrant and AXA Equitable Funds Management Group, LLC (“FMG LLC”) dated as of May 1, 2011 with respect to the Multimanager Portfolios

(d)(1)(ii)	Investment Management Agreement between Registrant and AXA Equitable Funds Management Group, LLC (“FMG LLC”) dated as of May 1, 2011 with respect to the Allocation Portfolios

(d)(2)(i)	Investment Advisory Agreement between FMG LLC and AllianceBernstein L.P. (“AllianceBernstein”) dated as of May 1, 2011 with respect to the Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio

(d)(3)(i)	Investment Advisory Agreement between FMG LLC and RCM Capital Management LLC (“RCM”) dated as of May 1, 2011 with respect to Multimanager Technology Portfolio

(d)(4)(i)	Investment Advisory Agreement between FMG LLC and Janus Capital Management LLC (“Janus”) dated as of May 1, 2011 with respect to Multimanager Large Cap Core Equity Portfolio

(d)(5)(i)	Investment Advisory Agreement between FMG LLC and Thornburg Investment Management, Inc. (“Thornburg”) dated as of May 1, 2011 with respect to Multimanager Large Cap Core Equity Portfolio

(d)(6)(i)	Investment Advisory Agreement between FMG LLC and Institutional Capital LLC (“ICAP”) dated as of May 1, 2011 with respect to Multimanager Large Cap Value Portfolio

(d)(7)(i)	Investment Advisory Agreement between FMG LLC and MFS Investment Management (“MFS”) dated as of May 1, 2011 with respect to Multimanager Large Cap Value Portfolio

(d)(8)(i)	Investment Advisory Agreement between FMG LLC and Wellington Management Company, LLP (“Wellington”) dated as of May 1, 2011, with respect to Multimanager Mid Cap Growth Portfolio and Multimanager Technology Portfolio

(d)(9)(i)	Investment Advisory Agreement between FMG LLC and BlackRock Financial Management, Inc. (“BFM”) dated as of May 1, 2011 with respect to Multimanager Core Bond Portfolio

(d)(10)(i)	Investment Advisory Agreement between AXA Equitable and Pacific Investment Management Company LLC (“PIMCO”) dated as of May 1, 2011 with respect to Multimanager Core Bond Portfolio and Multimanager Multi-Sector Bond Portfolio

(d)(11)(i)	Investment Advisory Agreement between FMG LLC and Franklin Advisers, Inc. (“Franklin”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Growth Portfolio

(d)(12)(i)	Investment Advisory Agreement between FMG LLC and Marsico Capital Management, LLC (“Marsico”) dated as of May 1, 2011 with respect to Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio

(d)(13)(i)	Investment Advisory Agreement between FMG LLC and J.P. Morgan Investment Management, Inc. (“JPMorgan”) dated as of May 1, 2011 with respect to

Multimanager International Equity Portfolio

(d)(14)(i)	Investment Advisory Agreement between FMG LLC and Legg Mason Capital Management, Inc. (“Legg Mason”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio

(d)(15)(i)	Investment Advisory Agreement between FMG LLC and Post Advisory Group, LLC (“Post”) dated as of May 1, 2011 with respect to Multimanager Multi-Sector Bond Portfolio

(d)(16)(i)	Investment Advisory Agreement between FMG LLC and ClearBridge Advisors, LLC (“ClearBridge”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio

(d)(17)(i)	Investment Advisory Agreement between FMG LLC and T. Rowe Price Associates, Inc. (“T. Rowe”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio

(d)(18)(i)	Investment Advisory Agreement between FMG LLC and Franklin Advisory Services, LLC (“Franklin Advisory Services”) dated as of May 1, 2011 with respect to Multimanager Small Cap Value Portfolio

(d)(19)(i)	Investment Advisory Agreement between FMG LLC and Pacific Global Investment Management Company (“PGIMC”) dated as of May 1, 2011 with respect to Multimanager Small Cap Value Portfolio

(d)(20)(i)	Investment Advisory Agreement between FMG LLC and Goodman & Co. NY Ltd. (“Goodman”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio

(d)(21)(i)	Investment Advisory Agreement between AXA Equitable and Westfield Capital Management Company, LLP (“Westfield”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio

(d)(22)(i)	Investment Advisory Agreement between FMG LLC and Tradewinds Global Investors, LLC (“Tradewinds”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Value Portfolio

(d)(23)(i)	Investment Advisory Agreement between FMG LLC and SSgA Funds Management, Inc. (“SSgA”) dated as of May 1, 2011 with respect to Multimanager Core Bond Portfolio, Multimanager Multi-Sector Bond Portfolio and Multimanager Technology Portfolio

(d)(24)(i)	Investment Advisory Agreement between FMG LLC and BlackRock Investment Management LLC (“BlackRock”) dated as of May 1, 2011 with respect to Multimanager International Equity Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio

(d)(25)(i)	Investment Advisory Agreement between FMG LLC and Diamond Hill Capital Management, Inc. (“Diamond Hill”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Value Portfolio

(d)(26)(i)	Investment Advisory Agreement between FMG LLC and Knightsbridge Asset Management, LLC (“Knightsbridge”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Value Portfolio

(d)(27)(i)	Investment Advisory Agreement between FMG LLC and Horizon Asset Management,

Inc. (“Horizon”) dated as of May 1, 2011 with respect to Multimanager Small Cap Value Portfolio

(d)(28)(i)	Investment Advisory Agreement between FMG LLC and Morgan Stanley Investment Management Inc. (“MSIM”) dated as of May 1, 2011 with respect to Multimanager Small Cap Growth Portfolio

(d)(29)(i)	Investment Advisory Agreement between FMG LLC and NorthPointe Capital, LLC (“NorthPoint”) dated as of May 1, 2011 with respect to Multimanager Small Cap Growth Portfolio

(d)(30)(i)	Investment Advisory Agreement between FMG LLC and Lord, Abbett & Co. LLC (“Lord Abbett”) dated as of June 15, 2011 with respect to Multimanager Small Cap Growth Portfolio

(e)(3)(vii)	Distribution Agreement between Registrant and AXA Distributors dated as of August 1, 2011 with respect to the Class K shares

(g)(viii)	Amendment No. 8 dated as of July 27, 2011 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001

(h)(1)	Mutual Funds Service Agreement between Registrant and FMG LLC dated as of May 1, 2011

(h)(2)	Mutual Funds Sub-Administration Agreement between FMG LLC and JPMorgan Chase Bank, N.A. dated as of May 1, 2011

(h)(3)	Expense Limitation Agreement between Registrant and FMG LLC dated as of May 1, 2011

(h)(3)(i)	Amendment No. 1 dated as of August 19, 2011 to the Expense Limitation Agreement between Registrant and FMG LLC dated as of May 1, 2011

(i)(1)	Legal Opinion of K&L Gates LLP regarding the legality of the securities being registered

(j)(1)	Consent of Independent Registered Public Accounting Firm

(m)(1)	Amended and Restated Distribution Plan with respect to Class B shares of the Registrant

(n)(1)	Amended and Restated Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940

(p)(1)	Code of Ethics of the Registrant, FMG LLC and AXA Distributors, effective May 1, 2011